ANNUAL REPORT

May 31, 2002

CLASSES A, B, C, I, AND O
                                                   DOMESTIC EQUITY INDEX FUNDS
                                                   ING Index Plus Large Cap Fund
                                                   ING Index Plus Mid Cap Fund
                                                   ING Index Plus Small Cap Fund

                                                   GENERATION FUNDS
                                                   ING Ascent Fund
                                                   ING Crossroads Fund
                                                   ING Legacy Fund


[PHOTO]

                                                              [LION LOGO]
                                                               ING FUNDS
                                                      (formerly the Aetna Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          President's Letter ...................................     1
          Portfolio Managers' Reports:
            Domestic Equity Index Funds ........................     2
            Generation Funds ...................................     8
          Index Descriptions ...................................    12
          Independent Auditors' Report .........................    15
          Statements of Assets and Liabilities .................    16
          Statements of Operations .............................    18
          Statements of Changes in Net Assets ..................    21
          Financial Highlights .................................    24
          Notes to Financial Statements ........................    30
          Portfolios of Investments ............................    42
          Shareholder Meeting Information ......................    79
          Tax Information ......................................    80
          Director/Trustee and Officer Information .............    81

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the May 31, 2002 Annual Report for the ING Series Fund, Inc. (formerly, Aetna Series Fund, Inc.).

There have been some very important changes that have occurred over the past several months regarding the Aetna Series Fund. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the funds within the Aetna Series Fund and Aeltus Investment Management became the sub-adviser to all of the funds with the exception of the ING Technology Fund (formerly, Aetna Technology Fund) which will continue to be sub-advised by Elijah Asset Management, LLC.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

Lastly, we have conformed all of our Domestic Equity Funds to a May 31 fiscal year-end for financial reporting purposes. There are six Domestic Equity Funds included in this Annual Report.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.


Sincerely,


/s/ James M. Hennessy


James M. Hennessy
President
ING Series Fund, Inc.


June 15, 2002

ING INDEX PLUS LARGE CAP FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus LargeCap Fund (formerly Aetna Index Plus LargeCap Fund) (the "Fund") seeks to outperform the Standard & Poor's 500 Composite Index (S&P
500), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 posted a modest gain for the period. The market posted strong returns in the fourth quarter of 2001 and early 2002, only to see those gains eroded by increasing concerns regarding the integrity of corporate accounting, the strength of the U.S. economic rebound, international hostilities and valuation levels within the large-cap growth sector of the market.

The increasingly defensive tone of the U.S. equity market led to value-oriented sectors such as materials, consumer staples and consumer discretionary posting the strongest returns. The worst performing sectors were the telecommunication services and information technology sectors. In terms of market capitalization, the smallest stocks within the S&P 500 outperformed the largest stocks as many of the accounting and valuation concerns primarily affected large-cap stocks.

PERFORMANCE: For the seven-month period ended May 31, 2002, the Fund's Class I shares provided a total return of 0.51% compared to 1.56% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Fund's performance was significantly impacted by the sharp rally in stocks with relatively poor fundamentals in the fourth quarter of 2001. A strong surge in optimism regarding the prospects for a rebound in economic growth led investors to reward stocks with poor recent business momentum, negative analyst estimate trends, and poor valuations. In short, investors were hopeful that the stocks, which had fallen dramatically in the third quarter of 2001, would rebound and provide the strongest gains. As our investment approach is based on overweighting stocks with strong fundamentals and underweighting those with poor fundamentals, the Fund's performance lagged that of its benchmark.

Individual security selection contributed positively to fund performance during the period. Security selection was particularly successful in the telecommunication services sector where the Fund underweighted WorldCom and Qwest Communications. Individual security selection was less effective in the information technology sector due to underweights in Intel and EMC and an overweight in Microsoft. Positive individual stock selection was offset, however, by the Fund's sector positioning. The Fund was hurt by its underweight in the energy sector and its underweight in the information technology sector in the fourth quarter of 2001.

MARKET OUTLOOK: Over the recent period we have increased our weighting in consumer discretionary and information technology stocks. At the same time we have decreased the Fund's weighting in the industrials and energy sectors. Our largest overweight is in the information technology sector, while our greatest underweight is in the energy sector. This positioning is somewhat contrary to the current defensive mood of investors, but it represents the disciplined application of fundamental evaluation of each individual stock in the S&P 500 on the basis of business momentum and earnings quality, valuation and market sentiment.

We have enhanced the quantitative models we use to manage the Fund to incorporate the significant information provided by comparing stocks to their industry peers. The focus of our Fund continues to be adding return via good individual stock selection. By design the quantitative factors our approach is based on are not highly correlated. This has historically led to competitive performance in a wide variety of market environments. We are encouraged by the performance of our approach thus far this year in what continues to be a turbulent market environment.

Portfolio Managers' Report                         ING INDEX PLUS LARGE CAP FUND
--------------------------------------------------------------------------------

                                      12/10/96   5/31/97   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                                      --------   -------   -------   -------   -------   -------   -------
ING Index Plus LargeCap Fund Class I   $10,000   $11,461   $15,080   $18,551   $21,152   $18,650   $15,925
S&P 500 Index                          $10,000   $11,315   $14,787   $17,896   $19,770   $17,683   $15,235

                                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                         ------------------------------------------------------------------------------------------------------
                                            SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                              OF CLASS A       OF CLASS B       OF CLASS C        OF CLASS I       OF CLASS O
                         1 YEAR   5 YEARS       2/3/97           3/1/99           6/30/98          12/10/96          8/1/01
                         ------   -------       ------           ------           -------          --------          ------

Including Sales Charge:
  Class A(1)             -17.12%   5.91%         7.01%              --                --               --               --
  Class B(2)             -19.46%     --            --            -5.16%               --               --               --
  Class C(3)             -15.65%     --            --               --             -0.45%              --               --
  Class I                -14.36%   6.86%           --               --                --             8.88%              --
  Class O                    --      --            --               --                --               --           -11.62%
Excluding Sales Charge:
  Class A                -14.55%   6.56%         7.63%              --                --               --               --
  Class B                -15.22%     --            --            -4.27%               --               --               --
  Class C                -15.02%     --            --               --             -0.45%              --               --
  Class I                -14.36%   6.86%           --               --                --             8.88%              --
  Class O                    --      --            --               --                --               --           -11.62%
S&P 500 Index            -13.85%   6.13%         7.39%(4)        -3.26%            -0.25%(5)         7.96%(6)       -10.82%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Index Plus Large Cap Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 12/01/96.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                 See accompanying index descriptions on page 12.

ING INDEX PLUS MID CAP FUND                           Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus MidCap Fund (formerly Aetna Index Plus MidCap Fund) (the "Fund") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 400.

MARKET OVERVIEW: The S&P 400 posted steady gains for the period. The MidCap Index benefited from a rotation out of large-cap stocks as investors became increasingly concerned regarding the integrity of corporate accounting and valuation levels within the large-cap growth sector of the market.

The increasingly defensive tone of the U.S. equity market led to value-oriented sectors such as consumer discretionary, energy and industrials posting the strongest returns. The worst performing sectors were the telecommunication services and healthcare sectors of the mid-cap market. In terms of market capitalization, the smallest stocks within the S&P 400 outperformed the largest stocks as investors perceived greater safety in smaller-cap stocks as they generally have relatively little exposure to international events.

PERFORMANCE: For the seven-month period ended May 31, 2002, the Fund's Class I shares provided a total return of 18.13% compared to 18.00% for the S&P MidCap 400 Index.

PORTFOLIO SPECIFICS: Individual security selection contributed positively to Fund performance during the period. Security selection was particularly successful in the healthcare sector where the Fund underweight Sepracor and Millennium Pharmaceuticals. Within consumer discretionary stocks, the Fund benefited from its overweight in Coach, Inc. Individual security selection was less effective in utilities and energy sectors. This was due to an overweight in Aquila Inc. within utilities, and an overweight in Valero Energy and an underweight in Weatherford International within energy stocks. Positive individual stock selection was partially offset by the Fund's sector positioning. The Fund was hurt by its cash holdings and its underweight in information technology.

MARKET OUTLOOK: Over the recent period we have increased our weighting in consumer discretionary and energy stocks. At the same time we have decreased the Fund's weighting in the financials and telecommunication services sectors. Our largest overweight is in the consumer discretionary sector, while our greatest underweight is in the financials sector. This positioning is somewhat contrary to the current defensive mood of investors, but it represents the disciplined application of fundamental evaluation of each individual stock in the S&P 400 on the basis of business momentum and earnings quality, valuation and market sentiment.

We have enhanced the quantitative models we use to manage the Fund to incorporate the significant information provided by comparing stocks to their industry peers. The focus of our Fund continues to be adding return via good individual stock selection. By design the quantitative factors our approach is based on are not highly correlated. This has historically led to competitive performance in a wide variety of market environments. We are encouraged by the performance of our approach thus far this year in what continues to be a turbulent market environment.

Portfolio Managers' Report                           ING INDEX PLUS MID CAP FUND
--------------------------------------------------------------------------------

                                      2/3/98   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                                      ------   -------   -------   -------   -------   -------
ING Index Plus MidCap Fund Class I   $10,000   $10,740   $12,255   $15,898   $17,221   $17,855
S&P MidCap 400 Index                 $10,000   $11,005   $12,318   $14,960   $15,594   $16,991

                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                              ---------------------------------------------------------------------------
                                      SINCE INCEPTION   SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                      OF CLASS A AND I    OF CLASS B       OF CLASS C       OF CLASS O
                              1 YEAR       2/3/98           3/1/99           6/30/98           8/1/01
                              ------       ------           ------           -------           ------
Including Sales Charge:
  Class A(1)                   0.31%       13.25%              --                --               --
  Class B(2)                  -2.34%          --            13.18%               --               --
  Class C(3)                   2.15%          --               --             12.51%              --
  Class I                      3.68%       14.36%              --                --               --
  Class O                        --           --               --                --             4.58%
Excluding Sales Charge:
  Class A                      3.43%       14.06%              --                --               --
  Class B                      2.66%          --            13.87%               --               --
  Class C                      2.90%          --               --             12.51%              --
  Class I                      3.68%       14.36%              --                --               --
  Class O                        --           --               --                --             4.58%
S&P MidCap 400 Index           2.39%       13.01%(4)        14.13%            11.55%(5)         4.36%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Index Plus Mid Cap Fund against the S&P MidCap 400 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/98.

(5)  Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                 See accompanying index descriptions on page 12.

ING INDEX PLUS SMALL CAP FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus SmallCap Fund (formerly Aetna Index Plus SmallCap Fund) (the "Fund") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 (S&P 600), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 600.

MARKET OVERVIEW: The S&P 600 posted steady gains for the period. The SmallCap Index benefited from a rotation out of large-cap stocks as investors became increasingly concerned regarding the integrity of corporate accounting and valuation levels within the large-cap growth sector of the market.

The increasingly defensive tone of the U.S. equity market led to value-oriented sectors such as consumer discretionary, consumer staples and industrials posting the strongest returns. The worst performing sectors were the telecommunication services and healthcare sectors of the small-cap market. In terms of market capitalization, the smallest stocks within the S&P 600 outperformed the largest stocks as investors perceived greater safety in smaller-cap stocks as they generally have relatively little exposure to international events.

PERFORMANCE: For the seven-month period ended May 31, 2002, the Fund's Class I shares provided a total return of 19.44% compared to 20.81% for the S&P SmallCap 600 Index.

PORTFOLIO SPECIFICS: Individual security selection and cash holdings contributed negatively to Fund performance during the period. Security selection was least effective in the energy and industrial sector. This was due to an underweight in Lone Star Technologies, Inc. within energy, and, an underweight in SkyWest, Inc. within industrial stocks. Within healthcare stocks, the Fund benefited from its underweight in Regeneron Pharmaceuticals, Inc. Negative individual stock selection was partially offset by the Fund's positive sector positioning with an overweight in the consumer discretionary sector and an underweight in the energy sector.

MARKET OUTLOOK: Over the recent period we have increased our weighting in consumer discretionary and energy stocks. At the same time we have decreased the Fund's weighting in the financials and healthcare sectors. Our largest overweights are in the consumer discretionary and consumer staples sector, while our greatest underweights are in the energy and information technology sectors. This positioning should capitalize on the strength of the consumer and continued weakness in business capital spending. This reflects the disciplined application of fundamental evaluation of each individual stock in the S&P 600 on the basis of business momentum and earnings quality, valuation and market sentiment.

Portfolio Managers' Report                         ING INDEX PLUS SMALL CAP FUND
--------------------------------------------------------------------------------

                                        2/3/98   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                                        ------   -------   -------   -------   -------   -------
ING Index Plus SmallCap Fund Class I   $10,000   $10,620   $ 9,785   $10,541   $11,876   $12,951
S&P SmallCap 600 Index                 $10,000   $10,791   $10,003   $11,418   $12,963   $14,210

                                    AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                              ---------------------------------------------------------------------------
                                      SINCE INCEPTION   SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                      OF CLASS A AND I     OF CLASS B       OF CLASS C       OF CLASS O
                              1 YEAR       2/3/98            3/1/99          6/30/98           8/1/01
                              ------       ------            ------          -------           ------
Including Sales Charge:
  Class A(1)                   5.44%        5.13%               --               --               --
  Class B(2)                   2.86%          --              9.83%              --               --
  Class C(3)                   7.43%          --                --             4.25%              --
  Class I                      9.04%        6.17%               --               --               --
  Class O                        --           --                --               --             6.63%
Excluding Sales Charge:
  Class A                      8.67%        5.88%               --               --               --
  Class B                      7.86%          --             10.57%              --               --
  Class C                      8.18%          --                --             4.25%              --
  Class I                      9.04%        6.17%               --               --               --
  Class O                        --           --                --               --             6.63%
S&P SmallCap 600 Index         9.62%        8.45%(4)         14.92%            7.20%(5)         7.54%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Index Plus SmallCap Fund against the S&P SmallCap 600 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/98.

(5)  Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities of growth-oriented companies.

                 See accompanying index descriptions on page 12.

ING ASCENT
ING CROSSROADS
ING LEGACY                                            Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Neil Kochen, Executive Vice President and Chief Investment Officer, Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus Investment Management, Inc.

GOAL: The ING Ascent Fund (formerly Aetna Ascent Fund) ("Ascent") seeks to provide capital appreciation. The ING Crossroads Fund (formerly Aetna Crossroads
Fund) ("Crossroads") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING Legacy Fund (formerly Aetna Legacy Fund) ("Legacy") seeks to provide total return consistent with preservation of capital.

Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment goals:

* Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

* Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

* Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: Performance for the U.S. stock market was uneven for the seven-month period ended May 31, 2002. Small- and mid-cap stocks did quite well, with the S&P MidCap 400 Index and the Russell 2000 Index up 18.00% and 14.70%, respectively. Large-cap stocks were flat on the whole, with the S&P 500 Index up only 1.56%, but a wide dispersion of returns was evident within the various sectors of the market. Among the strong performers were materials, consumer staples and consumer discretionary, while sectors such as telecom services, utilities and information technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Index, were up 0.84%, with most performance coming from asset back and mortgage sectors. Overseas, markets were mostly positive with the MSCI EAFE (Europe, Australia and Far East) Index up 7.10%, led by Japan, which has trended higher since February.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over valuations, which have risen since the September lows; and anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the seven-month period ended May 31, 2002, the Class I shares of the Ascent, Crossroads and Legacy Funds returned 7.05%, 6.11%, and 4.34%, respectively compared to their custom composite benchmarks. listed on page 13, which returned 6.14%, 5.10%, and 4.01%, respectively.

PORTFOLIO SPECIFICS: Performance was aided by overweights of small- and mid-cap stocks and to a lesser extent, an underweight of fixed income securities. Strong security selection in domestic stocks helped performance, while adverse allocation and security selection in international equities hurt performance. Real estate securities, though comprising a small portion of each Fund, added to returns as this was the best performing asset class of the group.

While strong security selection was the main driver of outperformance in large-, small- and mid-cap stock components of the Funds, sector allocation offset this positive performance somewhat. Security selection was particularly effective in the large-cap healthcare and industrial sectors and the small- and mid-cap healthcare and materials sectors, but counterproductive in financials.

The international component underperformed its benchmark index for the period, primarily due to adverse security selection. Positive security selection in the real estate component added to performance.

Stocks that helped performance included homebuilder NRV, Inc. (consumer discretionary -- mid-cap) and insurer UnitedHealth Group (healthcare -- large-cap). Stocks that detracted from performance were IBM (information technology -- large-cap) and drug maker Shire Pharmaceuticals (pharmaceutical -- international).

Our fixed income investments underperformed the Lehman Brothers Aggregate Bond Index over the period mainly due to adverse corporate issue selection in the telecom sector during the first quarter of this year.

MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in GDP (Gross Domestic Product), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a fed fund's rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth is quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past seven months. And we'll continue to exploit those opportunities using the disciplined method of security selection that has served us well in the past.

Portfolio Managers' Report                                       ING ASCENT FUND
--------------------------------------------------------------------------------

                           1/4/95   5/31/95   5/31/96   5/31/97   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                           ------   -------   -------   -------   -------   -------   -------   -------   -------
ING Ascent Fund Class I   $10,000   $10,767   $13,393   $16,236   $19,504   $19,885   $21,113   $20,376   $18,763
Russel 3000 Index         $10,000   $11,592   $15,079   $18,843   $24,453   $28,901   $32,319   $29,177   $25,539
Ascent Composite Index    $10,000   $11,212   $13,455   $15,735   $18,894   $20,647   $22,925   $22,240   $21,285

                                      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                           ------------------------------------------------------------------------------------
                                             SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                           1 YEAR   5 YEARS       1/20/97          3/1/99           6/30/98           1/4/95
                           ------   -------       -------          ------           -------           ------
Including Sales Charge:
  Class A(1)               -13.43%   1.46%         2.22%              --                --               --
  Class B(2)               -13.41%     --            --            -1.30%               --               --
  Class C(3)                -9.71%     --            --               --             -2.30%              --
  Class I                   -7.91%   2.93%           --               --                --             8.86%
Excluding Sales Charge:
  Class A                   -8.12%   2.66%         3.36%              --                --               --
  Class B                   -8.87%     --            --            -0.46%               --               --
  Class C                   -8.80%     --            --               --             -2.30%              --
  Class I                   -7.91%   2.93%           --               --                --             8.86%
Russell 3000 Index         -12.47%   6.27%         7.24%(4)        -1.91%             0.26%(5)        13.48%
Ascent Composite Index(7)   -4.30%   6.23%         6.98%(4)         2.63%             2.65%(5)        10.72%(6)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Ascent Fund against the Russell 3000 Index and the Ascent Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Ascent Composite is comprised of the seven stock and bond indices listed on page 13 in weights that correspond to the particular benchmark weights for the Fund. The following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 20%, 20%, 10% and 10%, respectively.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                 See accompanying index descriptions on page 12.

ING CROSSROADS FUND                                   Portfolio Managers' Report
--------------------------------------------------------------------------------

                               1/4/95   5/31/95   5/31/96   5/31/97   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                               ------   -------   -------   -------   -------   -------   -------   -------   -------
ING Crossroads Fund Class I   $10,000   $10,725   $12,903   $15,182   $17,880   $17,993   $18,760   $18,754   $17,824
Russell 3000 Index            $10,000   $11,592   $15,079   $18,843   $24,453   $28,901   $32,319   $29,177   $25,539
Crossroads Composite Index    $10,000   $11,129   $12,885   $14,759   $17,302   $18,688   $20,333   $20,508   $20,297

                                          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                               ------------------------------------------------------------------------------------
                                                 SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                    OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                               1 YEAR   5 YEARS      1/20/97           3/1/99          6/30/98           1/4/95
                               ------   -------      -------           ------          -------           ------
Including Sales Charge:
  Class A(1)                   -10.66%    1.78%        6.79%              --               --               --
  Class B(2)                   -10.56%      --           --            -0.44%              --               --
  Class C(3)                    -6.82%      --           --               --            -1.34%              --
  Class I                       -4.96%    3.26%          --               --               --             8.11%
Excluding Sales Charge:
  Class A                       -5.24%    2.99%        7.65%              --               --               --
  Class B                       -5.92%      --           --             0.41%              --               --
  Class C                       -5.89%      --           --               --            -1.34%              --
  Class I                       -4.96%    3.26%          --               --               --             8.11%
Russell 3000 Index             -12.47%    6.27%        7.24%(4)        -1.91%            0.26%(5)        13.48%(6)
Crossroads Composite Index(7)   -1.03%    6.58%        7.07%(4)         3.90%            3.80%(5)        10.01%(6)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Crossroads Fund against the Russell 3000 Index and the Crossroads Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Crossroads Composite is comprised of the seven stock and bond indices listed on page 13 in weights that correspond to the particular benchmark weights for the Fund. The following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 15%, 15%, 25% and 10%, respectively.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                 See accompanying index descriptions on page 12.

Portfolio Managers' Report                                       ING LEGACY FUND
--------------------------------------------------------------------------------

                                         1/4/95   5/31/95   5/31/96   5/31/97   5/31/98   5/31/99   5/31/00   5/31/01   5/31/02
                                         ------   -------   -------   -------   -------   -------   -------   -------   -------
ING Legacy Fund Class I                 $10,000   $10,713   $12,453   $14,167   $16,152   $16,557   $17,385   $18,105   $17,838
SSB Broad Investment-Grade Bond Index   $10,000   $11,073   $11,557   $12,511   $13,886   $14,488   $14,779   $16,732   $18,080
Legacy Composite Index                  $10,000   $11,047   $12,335   $13,832   $15,822   $16,857   $17,959   $18,805   $19,223

                                                     AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2002
                                         -------------------------------------------------------------------------------------
                                                          SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                             OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                                         1 YEAR  5 YEARS       1/20/97          3/1/99           6/30/98          1/4/95
                                         ------  -------       -------          ------           -------          ------
Including Sales Charge:
  Class A(1)                             -7.40%   3.20%         3.60%              --                --              --
  Class B(2)                             -7.20%     --            --             1.67%               --              --
  Class C(3)                             -3.44%     --            --               --              1.28%             --
  Class I                                -1.48%   4.72%           --               --                --            8.12%
Excluding Sales Charge:
  Class A                                -1.73%   4.42%         4.74%              --                --              --
  Class B                                -2.46%     --            --             2.53%               --              --
  Class C                                -2.50%     --            --               --              1.28%             --
  Class I                                -1.48%   4.72%           --               --                --            8.12%
Salomon Smith Barney Broad
  Investment-Grade Bond Index             8.06%   7.64%         7.44%(4)         7.05%             6.75%(5)        8.31%(6)
Legacy Composite Index(7)                 2.23%   6.80%         7.05%(4)         5.07%             4.82%(5)        9.21%(6)

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING Legacy Fund against the Salomon Smith Barney Broad Invsestment-Grade Bond Index and the Crossroads Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Legacy Composite is comprised of the seven stock and bond indices listed on page 13 in weights that correspond to the particular benchmark weights for the Fund. The following asset class benchmarks were changed as of March 1, 2000. The benchmarks for large capitalization stocks, real estate stocks, U.S. Dollar bonds and international bonds were 10%, 10%, 40% and 10%, respectively.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                 See accompanying index descriptions on page 12.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The MORGAN STANLEY CAPITAL INTERNATIONL GROUP, EUROPE, AUSTRALIA AND FAR EAST INDEX (MSCI EAFE) consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East

The NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS (NAREIT) EQUITY INDEX is a market weighted total return of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The RUSSELL 2500 INDEX consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 index.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $872 million. Performance is calculated on a total return basis and reinvested, as reported by Frank Russell Company.

The SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE BOND INDEX is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

The SALOMON BROTHERS NON-U.S. WORLD GOVERNMENT BOND INDEX serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of year or greater in the following 12 countries: Japan, United Kingdom, Germany France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

The 91-DAY U.S. TREASURY BILL RATE is a capitalization-weighted basket of all outstanding Treasury Bills issued by the U.S. Government.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

                                     ASCENT   CROSSROADS   LEGACY
                                   COMPOSITE   COMPOSITE  COMPOSITE
ASSET CLASS                          INDEX       INDEX      INDEX    COMPARATIVE INDEX
-----------                          -----       -----      -----    -----------------
EQUITY
  LARGE CAPITALIZATION STOCKS
  Benchmark                            35%         25%        15%    S&P 500 Index

  SMALL-/MID-CAPITALIZATION STOCKS
  Benchmark                            20%         15%        10%    Russell 2500 Index

  INTERNATIONAL STOCKS
  Benchmark                            20%         15%        10%    Morgan Stanley Capital International
                                                                     Europe, Australia and Far East Index
  REAL ESTATE STOCKS
  Benchmark                             5%          5%         5%    National Association of
                                                                     Real Estate Investment Trusts
                                                                     Equity Index
FIXED INCOME
  U.S. DOLLAR BONDS
  Benchmark                            15%         30%        45%    Salomon Brothers Broad
                                                                     Investment Grade Index
  INTERNATIONAL BONDS
  Benchmark                             5%          5%         5%    Salomon Brothers Non-U.S.
                                                                     World Government Bond Index
  MONEY MARKET INSTRUMENTS
  Benchmark                             0%          5%        10%    91-Day U.S. Treasury Bill Rate

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors
ING Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of the ING Index Plus Large Cap Fund (formerly Aetna Index Plus Large Cap Fund), ING Index Plus Mid Cap Fund (formerly Aetna Index Plus Mid Cap Fund), ING Index Plus Small Cap Fund (formerly Aetna Index Plus Small Cap Fund), ING Ascent Fund (formerly Aetna Ascent Fund), ING Crossroads Fund (formerly Aetna Crossroads Fund) and ING Legacy Fund (formerly Aetna Legacy Fund), each a series of ING Series Fund, Inc., including the portfolios of investments as of May 31, 2002, and the related statements of operations for the seven-month period ended May 31, 2002 and the year ended October 31, 2001, the statements of changes in net assets for the seven-month period ended May 31, 2002 and each of the years in the two-year period ended October 31, 2001 and the financial highlights for the seven-month period ended May 31, 2002 and for each of the years or periods in the five-year period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002 by correspondence with the custodian or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Index Plus Large Cap Fund, ING Index Plus Mid Cap Fund, ING Index Plus Small Cap Fund, ING Ascent Fund, ING Crossroads Fund and ING Legacy Fund as of May 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


Boston, Massachusetts
July 5, 2002

            STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------

                                                  ING            ING           ING
                                               INDEX PLUS     INDEX PLUS    INDEX PLUS       ING           ING           ING
                                                LARGE CAP       MID CAP      SMALL CAP      ASCENT      CROSSROADS      LEGACY
                                                  FUND           FUND          FUND          FUND          FUND          FUND
                                               ------------   -----------   -----------   -----------   -----------   -----------
ASSETS:
Investments in securities, at value*           $388,644,927   $59,588,438   $13,395,438   $52,181,515   $67,664,930   $37,976,499
Short-term investments, at amortized cost         1,428,000     1,921,000       535,000     3,713,738    10,644,362     6,491,668
Cash                                                  3,882           708           558           690        19,364         8,813
Cash (collateral for futures)                            --            --            --        18,754        18,644            --
Foreign currencies, at value**                           --            --            --     1,471,566     1,211,202       282,599
Receivables:
  Investment securities sold                     29,088,909     4,409,336       431,035     3,158,177     3,287,509     1,370,029
  Fund shares sold                                  302,842     1,334,463       267,618       888,752        33,035        58,126
  Dividends and interest                            656,006        49,445         7,067       105,596       197,584       159,191
  Futures variation margin                               --            --            --         2,484         2,484            --
Prepaid expenses                                      1,421            72            34           224           284           162
Reimbursement due from investment manager                --         4,408        10,327        11,651        13,668        15,217
                                               ------------   -----------   -----------   -----------   -----------   -----------
    Total assets                                420,125,987    67,307,870    14,647,077    61,553,147    83,093,066    46,362,304
                                               ------------   -----------   -----------   -----------   -----------   -----------
LIABILITIES:
Payable for investment securities purchased      28,002,455     4,551,180       725,414     2,156,434     5,606,375     3,726,771
Payable for fund shares redeemed                    354,709       934,490            --       883,928            --            --
Payable to affiliates                               274,895        43,755        10,841        55,027        71,395        39,457
Other accrued expenses and liabilities              109,534        31,136        21,085        32,506        36,757        25,377
                                               ------------   -----------   -----------   -----------   -----------   -----------
    Total liabilities                            28,741,593     5,560,561       757,340     3,127,895     5,714,527     3,791,605
                                               ------------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                                     $391,384,394   $61,747,309   $13,889,737   $58,425,252   $77,378,539   $42,570,699
                                               ============   ===========   ===========   ===========   ===========   ===========
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                $470,981,706   $58,668,539   $11,332,596   $64,948,165   $83,786,066   $43,751,699
Undistributed net investment income                 796,007           545            --        81,220       273,237         7,781
Accumulated net realized loss on investments,
 futures contracts and foreign currencies      (104,893,174)   (1,161,821)     (152,748)   (9,301,930)   (9,925,083)   (2,838,606)
Net unrealized appreciation of investments,
 futures contracts and foreign currencies        24,499,855     4,240,046     2,709,889     2,697,797     3,244,319     1,649,825
                                               ------------   -----------   -----------   -----------   -----------   -----------
NET ASSETS                                     $391,384,394   $61,747,309   $13,889,737   $58,425,252   $77,378,539   $42,570,699
                                               ============   ===========   ===========   ===========   ===========   ===========
 * Cost of investments in securities           $364,145,072   $55,348,392   $10,685,548   $49,485,113   $64,416,472   $36,330,714
** Cost of foreign currencies                  $         --   $        --   $        --   $ 1,445,454   $ 1,190,547   $   278,613

                 See Accompanying Notes to Financial Statements

             STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2002
--------------------------------------------------------------------------------

                                                ING               ING               ING
                                             INDEX PLUS        INDEX PLUS        INDEX PLUS
                                             LARGE CAP           MID CAP         SMALL CAP
                                                FUND              FUND              FUND
                                            ------------      ------------      ------------
CLASS A:
Net assets                                  $183,379,342      $ 41,126,572      $  9,316,183
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                            13,409,821         3,183,162           728,928
Net asset value and redemption price per
 share                                      $      13.68      $      12.92      $      12.78
Maximum offering price per share            $      14.10(1)   $      13.32(1)   $      13.18(1)
CLASS B:
Net assets                                  $ 27,671,743      $  3,941,707      $  2,245,536
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                             2,036,689           308,936           179,662
Net asset value and redemption price per
 share(3)                                   $      13.59      $      12.76      $      12.50
Maximum offering price per share            $      13.59      $      12.76      $      12.50
CLASS C:
Net assets                                  $ 23,266,566      $  3,200,436      $    893,187
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                             1,705,646           250,319            71,130
Net asset value and redemption price per
 share(3)                                   $      13.64      $      12.79      $      12.56
Maximum offering price per share            $      13.64      $      12.79      $      12.56
CLASS I:
Net assets                                  $155,947,833      $ 11,458,817      $    321,980
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                            11,317,975           881,673            24,968
Net asset value and redemption price per
 share                                      $      13.78      $      13.00      $      12.90
Maximum offering price per share            $      13.78      $      13.00      $      12.90
CLASS O:
Net assets                                  $  1,118,910      $  2,019,777      $  1,112,851
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                                81,293           155,703            86,619
Net asset value and redemption price per
 share                                      $      13.76      $      12.97      $      12.85
Maximum offering price per share            $      13.76      $      12.97      $      12.85

                                                ING               ING               ING
                                               ASCENT          CROSSROADS          LEGACY
                                                FUND              FUND              FUND
                                            ------------      ------------      ------------
CLASS A:
Net assets                                  $ 26,925,032      $ 39,763,028      $ 23,120,237
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                             2,679,497         3,883,229         2,374,000
Net asset value and redemption price per
 share                                      $      10.05      $      10.24      $       9.74
Maximum offering price per share            $      10.66(2)   $      10.86(2)   $      10.33(2)
CLASS B:
Net assets                                  $    158,515      $    127,902      $    216,935
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                                15,752            12,456            22,129
Net asset value and redemption price per
 share(3)                                   $      10.06      $      10.27      $       9.80
Maximum offering price per share            $      10.06      $      10.27      $       9.80
CLASS C:
Net assets                                  $  1,743,173      $    116,073      $    240,020
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                               173,311            11,260            24,598
Net asset value and redemption price per
 share(3)                                   $      10.06      $      10.31      $       9.76
Maximum offering price per share            $      10.06      $      10.31      $       9.76
CLASS I:
Net assets                                  $ 29,598,532      $ 37,371,536      $ 18,993,507
Shares authorized                            100,000,000       100,000,000       100,000,000
Par value                                   $      0.001      $      0.001      $      0.001
Shares outstanding                             2,923,376         3,616,947         1,930,964
Net asset value and redemption price per
 share                                      $      10.12      $      10.33      $       9.84
Maximum offering price per share            $      10.12      $      10.33      $       9.84
CLASS O:
Net assets                                           n/a               n/a               n/a
Shares authorized                                    n/a               n/a               n/a
Par value                                            n/a               n/a               n/a
Shares outstanding                                   n/a               n/a               n/a
Net asset value and redemption price per
 share                                               n/a               n/a               n/a
Maximum offering price per share                     n/a               n/a               n/a

----------
(1) Maximum offering price is computed at 100/97 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(3) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ING INDEX PLUS LARGE CAP FUND      ING INDEX PLUS MID CAP FUND
                                             ------------------------------    -----------------------------
                                             SEVEN MONTHS         YEAR         SEVEN MONTHS        YEAR
                                                 ENDED            ENDED            ENDED           ENDED
                                                MAY 31,        OCTOBER 31,        MAY 31,       OCTOBER 31,
                                                2002(1)           2001            2002(1)          2001
                                             -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*             $   3,485,888    $   5,564,079    $     238,654   $     209,110
Interest                                            25,330          633,952           28,484          39,297
                                             -------------    -------------    -------------   -------------
  Total investment income                        3,511,218        6,198,031          267,138         248,407
                                             -------------    -------------    -------------   -------------
EXPENSES:
Investment management fees                       1,053,765        1,864,439          104,962          87,400
Distribution and service fees:
  Class A                                          274,240          461,922           42,711          39,337
  Class B                                          174,664          316,504           13,135          13,253
  Class C                                          115,998          293,994           10,437          13,137
  Class O                                              898                7            1,053              10
Transfer agent fees                                189,124          264,783           54,597          39,773
Administrative and service fees                    226,969          414,320           22,238          19,422
Shareholder reporting fees                          68,017           51,157            6,653           7,052
Registration and filing fees                        27,493           71,658           24,389          42,950
Professional fees                                   16,942           22,263           13,651          21,203
Custody and accounting fees                         15,715           26,662           19,010          24,654
Directors' fees                                      8,418           13,258              579             529
Insurance fees                                       1,577               --               89              --
Miscellaneous fees                                   8,255           22,556              585             890
                                             -------------    -------------    -------------   -------------
  Total expenses                                 2,182,075        3,823,523          314,089         309,610
Less:
  Waived and reimbursed fees                           682            8,750           71,622          98,377
                                             -------------    -------------    -------------   -------------
  Net expenses                                   2,181,393        3,814,773          242,467         211,233
                                             -------------    -------------    -------------   -------------
Net investment income                            1,329,825        2,383,258           24,671          37,174
                                             -------------    -------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
  Investments                                  (19,314,566)     (62,783,209)       1,115,520      (1,861,639)
  Futures                                               --         (956,982)              --              --
                                             -------------    -------------    -------------   -------------
    Net realized gain (loss) on
     investments and futures                   (19,314,566)     (63,740,191)       1,115,520      (1,861,639)
                                             -------------    -------------    -------------   -------------
Net change in unrealized appreciation
 (depreciation) on:
  Investments                                   17,942,116      (63,609,477)       3,574,526        (953,845)
  Futures                                               --           43,241               --              --
                                             -------------    -------------    -------------   -------------
    Net change in unrealized
     appreciation (depreciation) on
     investments and futures                    17,942,116      (63,566,236)       3,574,526        (953,845)
                                             -------------    -------------    -------------   -------------
Net realized and unrealized gain (loss) on
 investments and futures                        (1,372,450)    (127,306,427)       4,690,046      (2,815,484)
                                             -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $     (42,625)   $(124,923,169)   $   4,714,717   $  (2,778,310)
                                             =============    =============    =============   =============
* Foreign taxes                              $      14,811    $      25,079               --              --

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                 ING INDEX PLUS SMALL CAP FUND          ING ASCENT FUND
                                                 -----------------------------    ----------------------------
                                                  SEVEN MONTHS       YEAR         SEVEN MONTHS       YEAR
                                                      ENDED          ENDED            ENDED          ENDED
                                                     MAY 31,      OCTOBER 31,        MAY 31,      OCTOBER 31,
                                                     2002(1)         2001            2002(1)         2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                  $     58,520    $     75,341    $    464,304    $    786,581
Interest                                                 2,972           7,227         174,043         840,773
                                                  ------------    ------------    ------------    ------------
  Total investment income                               61,492          82,568         638,347       1,627,354
                                                  ------------    ------------    ------------    ------------
EXPENSES:
Investment management fees                              29,992          44,024         275,694         524,549
Distribution and service fees:
  Class A                                                9,506          11,584          38,344          62,843
  Class B                                                5,828           4,187           1,051           1,850
  Class C                                                2,205           3,916          11,678          23,697
  Class O                                                  615              12              --              --
Transfer agent fees                                     36,411          32,238          26,962          33,638
Administrative and service fees                          6,428           9,783          33,392          65,569
Shareholder reporting fees                               1,979           5,462          14,204          12,357
Registration and filing fees                            23,828          41,166          23,575          40,319
Professional fees                                       13,573          20,996          15,428          23,832
Custody and accounting fees                             11,043          27,041          38,296          55,341
Directors' fees                                            271             295           1,209           2,120
Insurance fees                                              41              --             248              --
Miscellaneous fees                                         218             648           1,220           3,375
                                                  ------------    ------------    ------------    ------------
  Total expenses                                       141,938         201,352         481,301         849,490
Less:
  Waived and reimbursed fees                            73,835         108,259          85,721         104,844
                                                  ------------    ------------    ------------    ------------
  Net expenses                                          68,103          93,093         395,580         744,646
                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                            (6,611)        (10,525)        242,767         882,708
                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
  Investments                                          365,444        (230,782)        900,001      (8,238,384)
  Futures and forward foreign currency
   exchange contracts                                       --              --          76,580        (856,023)
  Foreign currency related transactions                     --              --           1,324          46,101
                                                  ------------    ------------    ------------    ------------
    Net realized gain (loss) on investments,
     futures and foreign currencies                    365,444        (230,782)        977,905      (9,048,306)
                                                  ------------    ------------    ------------    ------------
Net change in unrealized appreciation
 (depreciation) on:
  Investments                                        1,459,799        (528,800)      2,676,112      (5,617,885)
  Futures and forward foreign currency
   exchange contracts                                       --              --         (77,430)         80,907
  Foreign currency related transactions                     --              --          12,253          25,976
                                                  ------------    ------------    ------------    ------------
    Net change in unrealized appreciation
     (depreciation) on investments, futures
     and foreign currencies                          1,459,799        (528,800)      2,610,935      (5,511,002)
                                                  ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) on
 investments, futures and foreign currencies         1,825,243        (759,582)      3,588,840     (14,559,308)
                                                  ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $  1,818,632    $   (770,107)   $  3,831,607    $(13,676,600)
                                                  ============    ============    ============    ============
* Foreign taxes                                   $         22    $         42    $      6,710    $     10,976

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      ING CROSSROADS FUND               ING LEGACY FUND
                                                  ----------------------------    ----------------------------
                                                  SEVEN MONTHS       YEAR         SEVEN MONTHS       YEAR
                                                      ENDED          ENDED            ENDED          ENDED
                                                     MAY 31,      OCTOBER 31,        MAY 31,      OCTOBER 31,
                                                     2002(1)         2001            2002(1)         2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                  $    520,145    $    853,801    $    234,379    $    370,202
Interest                                               509,945       1,734,907         549,793       1,529,337
                                                  ------------    ------------    ------------    ------------
  Total investment income                            1,030,090       2,588,708         784,172       1,899,539
                                                  ------------    ------------    ------------    ------------
EXPENSES:
Investment management fees                             360,391         642,951         199,655         361,383
Distribution and service fees:
  Class A                                               56,361          86,593          33,136          50,686
  Class B                                                  928           1,992             921           1,576
  Class C                                                  692           1,283           1,540           2,697
  Class O                                                   --              --
Transfer agent fees                                     24,832          30,652          23,997          29,514
Administrative and service fees                         43,638          80,369          24,188          45,173
Shareholder reporting fees                              17,052          13,529           9,584           8,895
Registration and filing fees                            23,343          39,718          23,141          39,935
Professional fees                                       15,935          23,942          15,686          23,913
Custody and accounting fees                             40,093          56,947          29,448          50,065
Directors' fees                                          1,578           2,551             971           1,390
Insurance fees                                             310              --             187              --
Miscellaneous fees                                       1,525           4,171             873           2,255
                                                  ------------    ------------    ------------    ------------
  Total expenses                                       586,678         984,698         363,327         617,482
Less:
  Waived and reimbursed fees                           100,981         131,132         103,139         155,900
                                                  ------------    ------------    ------------    ------------
  Net expenses                                         485,697         853,566         260,188         461,582
                                                  ------------    ------------    ------------    ------------
Net investment income                                  544,393       1,735,142         523,984       1,437,957
                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
  Investments                                        1,034,058      (7,901,430)        459,968      (2,949,928)
  Futures and forward foreign currency
   exchange contracts                                   43,022        (551,360)         (2,418)       (108,212)
  Foreign currency related transactions                 (6,314)         17,406          (3,036)         21,690
                                                  ------------    ------------    ------------    ------------
    Net realized gain (loss) on investments,
     futures and foreign currencies                  1,070,766      (8,435,384)        454,514      (3,036,450)
                                                  ------------    ------------    ------------    ------------
Net change in unrealized appreciation
 (depreciation) on:
  Investments                                        2,744,038      (4,564,622)        781,421        (819,912)
  Futures and forward foreign currency
   exchange contracts                                  (53,556)         49,180              --           1,742
  Foreign currency related transactions                 10,660          26,386          (1,274)          8,767
                                                  ------------    ------------    ------------    ------------
    Net change in unrealized appreciation
     (depreciation) on investments, futures
     and foreign currencies                          2,701,142      (4,489,056)        780,147        (809,403)
                                                  ------------    ------------    ------------    ------------
Net realized and unrealized gain (loss) on
 investments, futures and foreign currencies         3,771,908     (12,924,440)      1,234,661      (3,845,853)
                                                  ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                  $  4,316,301    $(11,189,298)   $  1,758,645    $ (2,407,896)
                                                  ============    ============    ============    ============
* Foreign taxes                                   $      5,704    $      9,320    $      1,580    $         42

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               ING INDEX PLUS LARGE CAP FUND                   ING INDEX PLUS MID CAP FUND
                                       ---------------------------------------------    ------------------------------------------
                                       SEVEN MONTHS        YEAR            YEAR         SEVEN MONTHS       YEAR           YEAR
                                           ENDED           ENDED           ENDED            ENDED          ENDED          ENDED
                                          MAY 31,       OCTOBER 31,     OCTOBER 31,        MAY 31,      OCTOBER 31,    OCTOBER 31,
                                          2002(1)          2001            2000            2002(1)         2001           2000
                                       -------------   -------------   -------------    ------------   ------------   ------------
FROM OPERATIONS:
Net investment income                  $   1,329,825   $   2,383,258   $   1,170,671    $     24,671   $     37,174   $     14,270
Net realized gain (loss) on
 investments and futures                 (19,314,566)    (63,740,191)    (16,205,260)      1,115,520     (1,861,639)     2,036,967
Net change in unrealized
 appreciation (depreciation) of
 investments and futures                  17,942,116     (63,566,236)     35,921,143       3,574,526       (953,845)     1,110,148
                                       -------------   -------------   -------------    ------------   ------------   ------------
  Net increase (decrease) in net
   assets resulting from
   operations                                (42,625)   (124,923,169)     20,886,554       4,714,717     (2,778,310)     3,161,385
                                       -------------   -------------   -------------    ------------   ------------   ------------
FROM DIVIDENDS TO
 SHAREHOLDERS:
Net investment income:
  Class A                                 (1,165,704)       (489,702)       (328,600)        (51,924)       (16,536)       (12,792)
  Class B                                         --              --              --              --             --             --
  Class C                                         --              --          (4,054)             --             --           (150)
  Class I                                 (1,259,915)       (804,425)       (684,783)         (3,403)        (1,732)       (33,859)
  Class O                                       (694)             --              --            (356)            --             --
Net realized gain from investments:
  Class A                                         --              --              --              --     (1,782,746)      (503,197)
  Class B                                         --              --              --              --       (224,134)       (65,596)
  Class C                                         --              --              --              --       (235,708)       (80,996)
  Class I                                         --              --              --              --        (88,383)      (942,732)
  Class O                                         --              --              --              --             --             --
                                       -------------   -------------   -------------    ------------   ------------   ------------
Total distributions                       (2,426,313)     (1,294,127)     (1,017,437)        (55,683)    (2,349,239)    (1,639,322)
                                       -------------   -------------   -------------    ------------   ------------   ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
Net proceeds from sale of shares         105,286,051     136,144,078     246,652,947      45,371,227     16,781,279      8,964,983
Shares resulting from dividend
 reinvestments                             2,391,836       1,274,740       1,004,752          52,160      2,006,149        643,354
                                       -------------   -------------   -------------    ------------   ------------   ------------
                                         107,677,887     137,418,818     247,657,699      45,423,387     18,787,428      9,608,337
Cost of shares redeemed                  (80,737,408)    (86,335,928)    (99,589,999)    (10,821,601)    (7,571,660)    (5,934,843)
                                       -------------   -------------   -------------    ------------   ------------   ------------
Net increase in net asset resulting
 from capital share transactions          26,940,479      51,082,890     148,067,700      34,601,786     11,215,768      3,673,494
                                       -------------   -------------   -------------    ------------   ------------   ------------
Net increase (decrease) in net assets     24,471,541     (75,134,406)    167,936,817      39,260,820      6,088,219      5,195,557
NET ASSETS:
Beginning of period                      366,912,853     442,047,259     274,110,442      22,486,489     16,398,270     11,202,713
                                       -------------   -------------   -------------    ------------   ------------   ------------
End of period                          $ 391,384,394   $ 366,912,853   $ 442,047,259    $ 61,747,309   $ 22,486,489   $ 16,398,270
                                       =============   =============   =============    ============   ============   ============
Undistributed net investment
 income at end of period               $     796,007   $   1,898,834   $     809,703    $        545   $     33,044   $      5,940
                                       =============   =============   =============    ============   ============   ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              ING INDEX PLUS SMALL CAP FUND                          ING ASCENT FUND
                                       --------------------------------------------    --------------------------------------------
                                       SEVEN MONTHS        YEAR            YEAR        SEVEN MONTHS        YEAR            YEAR
                                           ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                          MAY 31,      OCTOBER 31,     OCTOBER 31,        MAY 31,      OCTOBER 31,     OCTOBER 31,
                                          2002(1)          2001            2000           2002(1)          2001            2000
                                       ------------    ------------    ------------    ------------    ------------    ------------
FROM OPERATIONS:
Net investment income (loss)           $     (6,611)   $    (10,525)   $    (19,762)   $    242,767    $    882,708    $    960,438
Net realized gain (loss) on
 investments, futures and foreign
 currencies                                 365,444        (230,782)        198,356         977,905      (9,048,306)     (1,150,036)
Net change in unrealized
 appreciation (depreciation) of
 investments, futures and foreign
 currencies                               1,459,799        (528,800)      1,280,990       2,610,935      (5,511,002)      5,325,246
                                       ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in net
   assets resulting from
   operations                             1,818,632        (770,107)      1,459,584       3,831,607     (13,676,600)      5,135,648
                                       ------------    ------------    ------------    ------------    ------------    ------------
FROM DIVIDENDS TO
 SHAREHOLDERS:
Net investment income:
  Class A                                        --              --              --        (313,492)       (307,286)       (301,955)
  Class B                                        --              --              --          (1,003)         (1,084)         (1,136)
  Class C                                        --              --              --          (9,295)        (11,128)        (27,407)
  Class I                                        --              --          (8,307)       (484,737)       (583,633)       (717,930)
Net realized gain from investments:
  Class A                                        --              --              --              --              --      (1,336,475)
  Class B                                        --              --              --              --              --          (8,502)
  Class C                                        --              --              --              --              --        (193,511)
  Class I                                        --              --              --              --              --      (2,924,870)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Total distributions                              --              --          (8,307)       (808,527)       (903,131)     (5,511,786)
                                       ------------    ------------    ------------    ------------    ------------    ------------
FROM CAPITAL SHARE
 TRANSACTIONS:
Net proceeds from sale of shares          9,454,400       3,199,917       2,401,735      15,721,254      12,981,019      20,570,910
Shares resulting from dividend
 reinvestments                                   --              --             208         807,645         902,311       5,497,987
                                       ------------    ------------    ------------    ------------    ------------    ------------
                                          9,454,400       3,199,917       2,401,943      16,528,899      13,883,330      26,068,897
Cost of shares redeemed                  (6,937,166)     (2,420,402)     (3,340,606)    (16,774,940)    (14,336,591)    (15,940,624)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net asset
 resulting from capital share
 transactions                             2,517,234         779,515        (938,663)       (246,041)       (453,261)     10,128,273
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets     4,335,866           9,408         512,614       2,777,039     (15,032,992)      9,752,135
NET ASSETS:
Beginning of period                       9,553,871       9,544,463       9,031,849      55,648,213      70,681,205      60,929,070
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of period                          $ 13,889,737    $  9,553,871    $  9,544,463    $ 58,425,252    $ 55,648,213    $ 70,681,205
                                       ============    ============    ============    ============    ============    ============
Undistributed net investment income
 at end of period                      $         --    $         --    $         --    $     81,220    $    679,414    $    675,809
                                       ============    ============    ============    ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                ING CROSSROADS FUND
                                                    --------------------------------------------
                                                    SEVEN MONTHS        YEAR            YEAR
                                                        ENDED          ENDED           ENDED
                                                       MAY 31,      OCTOBER 31,     OCTOBER 31,
                                                       2002(1)          2001            2000
                                                    ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                               $    544,393    $  1,735,142    $  1,825,431
Net realized gain (loss) on investments, futures
 and foreign currencies                                1,070,766      (8,435,384)     (2,514,460)
Net change in unrealized appreciation
 (depreciation) of investments, futures and
 foreign currencies                                    2,701,142      (4,489,056)      5,385,082
                                                    ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                           4,316,301     (11,189,298)      4,696,053
                                                    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                               (712,995)       (689,461)       (410,722)
  Class B                                                 (2,323)         (2,113)         (1,727)
  Class C                                                 (1,682)         (1,426)         (1,442)
  Class I                                               (887,111)     (1,132,586)     (1,131,065)
Net realized gain from investments:
  Class A                                                     --              --        (802,920)
  Class B                                                     --              --          (4,829)
  Class C                                                     --              --          (5,112)
  Class I                                                     --              --      (2,087,125)
                                                    ------------    ------------    ------------
Total distributions                                   (1,604,111)     (1,825,586)     (4,444,942)
                                                    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                      16,148,466      21,587,247      38,435,344
Shares resulting from dividend reinvestments           1,604,054       1,823,925       4,438,038
                                                    ------------    ------------    ------------
                                                      17,752,520      23,411,172      42,873,382
Cost of shares redeemed                              (14,265,543)    (22,290,258)    (24,112,689)
                                                    ------------    ------------    ------------
Net increase in net assets resulting from capital
 share transactions                                    3,486,977       1,120,914      18,760,693
                                                    ------------    ------------    ------------
Net increase (decrease) in net assets                  6,199,167     (11,893,970)     19,011,804
NET ASSETS:
Beginning of period                                   71,179,372      83,073,342      64,061,538
                                                    ------------    ------------    ------------
End of period                                       $ 77,378,539    $ 71,179,372    $ 83,073,342
                                                    ============    ============    ============
Undistributed net investment income
 at end of period                                   $    273,237    $  1,376,115    $  1,471,388
                                                    ============    ============    ============

                                                                  ING LEGACY FUND
                                                    --------------------------------------------
                                                    SEVEN MONTHS        YEAR           YEAR
                                                        ENDED          ENDED           ENDED
                                                       MAY 31,      OCTOBER 31,     OCTOBER 31,
                                                       2002(1)          2001           2000
                                                    ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                               $    523,984    $  1,437,957    $  1,445,911
Net realized gain (loss) on investments, futures
 and foreign currencies                                  454,514      (3,036,450)       (192,835)
Net change in unrealized appreciation
 (depreciation) of investments, futures and
 foreign currencies                                      780,147        (809,403)      1,751,780
                                                    ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                           1,758,645      (2,407,896)      3,004,856
                                                    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                               (822,084)       (612,300)       (348,569)
  Class B                                                 (3,858)         (2,821)         (2,510)
  Class C                                                 (6,992)         (6,724)         (6,979)
  Class I                                               (816,847)       (905,130)       (669,406)
Net realized gain from investments:
  Class A                                                     --              --        (420,416)
  Class B                                                     --              --          (4,005)
  Class C                                                     --              --         (11,251)
  Class I                                                     --              --        (768,976)
                                                    ------------    ------------    ------------
Total distributions                                   (1,649,781)     (1,526,975)     (2,232,112)
                                                    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                      13,054,567      13,133,497      18,859,424
Shares resulting from dividend reinvestments           1,649,468       1,524,131       2,223,303
                                                    ------------    ------------    ------------
                                                      14,704,035      14,657,628      21,082,727
Cost of shares redeemed                              (13,792,391)    (14,276,775)    (11,655,958)
                                                    ------------    ------------    ------------
Net increase in net assets resulting from capital
 share transactions                                      911,644         380,853       9,426,769
                                                    ------------    ------------    ------------
Net increase (decrease) in net assets                  1,020,508      (3,554,018)     10,199,513
NET ASSETS:
Beginning of period                                   41,550,191      45,104,209      34,904,696
                                                    ------------    ------------    ------------
End of period                                       $ 42,570,699    $ 41,550,191    $ 45,104,209
                                                    ============    ============    ============
Undistributed net investment income
 at end of period                                   $      7,781    $  1,153,768    $  1,229,630
                                                    ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGE CAP FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                     CLASS A
                                                       ---------------------------------------------------------------
                                                       SEVEN                                                  FEB. 3,
                                                       MONTHS                                                 1997(1)
                                                        ENDED               YEAR ENDED OCTOBER 31,               TO
                                                       MAY 31,       -------------------------------------    OCT. 31,
                                                       2002(4)       2001        2000       1999      1998      1997
                                                       -------       ----        ----       ----      ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     13.72       18.64       17.36      13.70     12.36      10.57
 Income from investment operations:
 Net investment income (loss)                     $      0.05        0.09        0.06       0.07*     0.09*      0.02*
 Net realized and unrealized gain (loss) on
 investments                                      $      0.00**     (4.96)       1.28       3.84      2.56       1.77
 Total from investment operations                 $      0.05       (4.87)       1.34       3.91      2.65       1.79
 Less distributions from:
 Net investment income                            $      0.09        0.05        0.06       0.05      0.09         --
 Net realized gain on investments                 $        --          --          --       0.20      1.22         --
 Total distributions                              $      0.09        0.05        0.06       0.25      1.31         --
 Net asset value, end of period                   $     13.68       13.72       18.64      17.36     13.70      12.36
 TOTAL RETURN(2):                                 %      0.34      (26.19)       7.74      28.78     23.09      16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $   183,379     173,369     187,566     81,908     6,422      1,833
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %      0.94        0.91        0.91       0.95      0.99       1.45
 Gross expenses prior to expense
 reimbursement(3)                                 %      0.94        0.91        0.91       1.00      1.46       2.98
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %      0.56        0.58        0.31       0.42      0.67       0.16
 Portfolio turnover rate                          %        87         117         104         72       124         82

                                                                        CLASS B
                                                       -------------------------------------------
                                                       SEVEN                              MAR. 1,
                                                       MONTHS                             1999(1)
                                                        ENDED      YEAR ENDED OCT. 31,       TO
                                                       MAY 31,     -------------------    OCT. 31,
                                                       2002(4)      2001        2000        1999
                                                       -------      ----        ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     13.60       18.57       17.37      15.68
 Income from investment operations:
 Net investment income (loss)                     $     (0.02)      (0.03)       0.01      (0.04)*
 Net realized and unrealized gain (loss) on
 investments                                      $      0.01       (4.94)       1.19       1.73
 Total from investment operations                 $     (0.01)      (4.97)       1.20       1.69
 Less distributions from:
 Net investment income                            $        --          --          --         --
 Net realized gain on investments                 $        --          --          --         --
 Total distributions                              $        --          --          --         --
 Net asset value, end of period                   $     13.59       13.60       18.57      17.37
 TOTAL RETURN(2):                                 %     (0.07)     (26.76)       6.91      10.78
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $    27,672      28,933      32,666     17,386
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %      1.69        1.66        1.66       1.70
 Gross expenses prior to expense
 reimbursement(3)                                 %      1.69        1.66        1.66       1.75
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %     (0.19)      (0.17)      (0.44)     (0.32)
 Portfolio turnover rate                          %        87         117         104         72

                                                                            CLASS C
                                                       -----------------------------------------------------
                                                       SEVEN                                        JUN. 30,
                                                       MONTHS                                       1998(1)
                                                        ENDED           YEAR ENDED OCTOBER 31,         TO
                                                       MAY 31,      -----------------------------   OCT. 31,
                                                       2002(4)       2001        2000       1999      1998
                                                       -------       ----        ----       ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     13.64       18.57       17.33      13.74     14.17
 Income from investment operations:
 Net investment income (loss)                     $      0.02        0.03          --      (0.01)*    0.01*
 Net realized and unrealized gain (loss) on
 investments                                      $     (0.02)      (4.96)       1.24       3.85     (0.44)
 Total from investment operations                 $      0.00**     (4.93)       1.24       3.84     (0.43)
 Less distributions from:
 Net investment income                            $        --          --          --       0.05        --
 Net realized gain on investments                 $        --          --          --       0.20        --
 Total distributions                              $        --          --          --       0.25        --
 Net asset value, end of period                   $     13.64       13.64       18.57      17.33     13.74
 TOTAL RETURN(2):                                 %      0.00      (26.55)       7.17      28.17     (3.04)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $    23,267      27,742      51,143     33,439       910
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %      1.44        1.41        1.41       1.45      1.43
 Gross expenses prior to expense
 reimbursement(3)                                 %      1.44        1.41        1.41       1.50      1.90
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %      0.07        0.08       (0.19)     (0.07)     0.23
 Portfolio turnover rate                          %        87         117         104         72       124

                                                                                CLASS I
                                                      ----------------------------------------------------------------
                                                       SEVEN                                                  DEC. 10,
                                                       MONTHS                                                 1996(6)
                                                        ENDED                YEAR ENDED OCTOBER 31,              TO
                                                       MAY 31,      -------------------------------------     OCT. 31,
                                                       2002(4)      2001        2000       1999      1998       1997
                                                       -------      ----        ----       ----      ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     13.83       18.79       17.48      13.78     12.43      10.00
 Income from investment operations:
 Net investment income (loss)                     $      0.07        0.14        0.07       0.11*     0.13*      0.12*
 Net realized and unrealized gain (loss) on
 investments                                      $      0.01       (5.01)       1.32       3.86      2.57       2.33
 Total from investment operations                 $      0.08       (4.87)       1.39       3.97      2.70       2.45
 Less distributions from:
 Net investment income                            $      0.13        0.09        0.08       0.07      0.13       0.02
 Net realized gain on investments                 $        --          --          --       0.20      1.22         --
 Total distributions                              $      0.13        0.09        0.08       0.27      1.35       0.02
 Net asset value, end of period                   $     13.78       13.83       18.79      17.48     13.78      12.43
 TOTAL RETURN(2):                                 %      0.51      (26.03)       7.99      29.05     23.46      24.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $   155,948     136,852     170,673    141,377    31,671     10,876
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %      0.69        0.66        0.66       0.70      0.70       0.70
 Gross expenses prior to expense
 reimbursement(3)                                 %      0.69        0.66        0.66       0.75      1.17       1.95
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %      0.81        0.83        0.56       0.67      0.96       1.15
 Portfolio turnover rate                          %        87         117         104         72       124         82

                                                            CLASS O
                                                      --------------------
                                                       SEVEN       AUG. 1,
                                                       MONTHS      2001(1)
                                                        ENDED         TO
                                                       MAY 31,     OCT. 31,
                                                       2002(4)       2001
                                                       -------       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $     13.83       15.66
 Income from investment operations:
 Net investment income (loss)                     $      0.07        0.07
 Net realized and unrealized gain (loss) on
 investments                                      $     (0.02)      (1.90)
 Total from investment operations                 $      0.05       (1.83)
 Less distributions from:
 Net investment income                            $      0.12          --
 Net realized gain on investments                 $        --          --
 Total distributions                              $      0.12          --
 Net asset value, end of period                   $     13.76       13.83
 TOTAL RETURN(2):                                 %      0.34      (11.69)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $     1,119          18
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %      0.94        0.91
 Gross expenses prior to expense
 reimbursement(3)                                 %      0.94        0.91
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %      0.50        0.58
 Portfolio turnover rate                          %        87         117

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                                 ING INDEX PLUS MID CAP FUND
--------------------------------------------------------------------------------

Selected data for a share beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                          ------------------------------------------------------------------
                                                           SEVEN                                                    FEB. 3,
                                                          MONTHS                                                    1998(6)
                                                           ENDED                YEAR ENDED OCTOBER 31,                 TO
                                                          MAY 31,         ---------------------------------         OCT. 31,
                                                          2002(4)         2001           2000          1999           1998
                                                          -------         ----           ----          ----           ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $        10.98         14.72          12.66         10.34          10.00
 Income from investment operations:
 Net investment income (loss)                     $         0.01          0.03           0.03          0.04*          0.02*
 Net realized and unrealized gain (loss) on
 investments                                      $         1.96         (1.73)          3.86          2.32           0.32
 Total from investment operations                 $         1.97         (1.70)          3.89          2.36           0.34
 Less distributions from:
 Net investment income                            $         0.03          0.02           0.05          0.04             --
 Net realized gain on investments                 $           --          2.02           1.78            --             --
 Total distributions                              $         0.03          2.04           1.83          0.04             --
 Net asset value, end of period                   $        12.92         10.98          14.72         12.66          10.34
 TOTAL RETURN(2):                                 %        17.94        (12.79)         35.14         22.81           3.40
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $       41,127        18,805         10,999         3,434            269
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %         1.00          1.00           1.00          1.00           1.00
 Gross expenses prior to expense
 reimbursement(3)                                 %         1.31          1.50           1.50          2.03           2.76
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %         0.15          0.28           0.13          0.30           0.32
 Portfolio turnover rate                          %          190           181            180           131            130

                                                                                CLASS B
                                                          --------------------------------------------------
                                                           SEVEN                                     MAR. 1,
                                                          MONTHS                                     1999(1)
                                                           ENDED          YEAR ENDED OCT. 31,           TO
                                                          MAY 31,         -------------------        OCT. 31,
                                                          2002(4)         2001           2000          1999
                                                          -------         ----           ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $        10.87         14.62          12.61         11.23
 Income from investment operations:
 Net investment income (loss)                     $        (0.03)        (0.05)         (0.02)        (0.04)*
 Net realized and unrealized gain (loss) on
 investments                                      $         1.92         (1.72)          3.79          1.42
 Total from investment operations                 $         1.89         (1.77)          3.77          1.38
 Less distributions from:
 Net investment income                            $           --            --             --            --
 Net realized gain on investments                 $           --          1.98           1.76            --
 Total distributions                              $           --          1.98           1.76            --
 Net asset value, end of period                   $        12.76         10.87          14.62         12.61
 TOTAL RETURN(2):                                 %        17.39        (13.39)         34.09         12.29
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $        3,942         1,405          1,568           446
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %         1.75          1.75           1.75          1.75
 Gross expenses prior to expense
 reimbursement(3)                                 %         2.06          2.25           2.25          2.78
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %        (0.59)        (0.47)         (0.62)        (0.45)
 Portfolio turnover rate                          %          190           181            180           131

                                                                                        CLASS C
                                                          ------------------------------------------------------------------
                                                           SEVEN                                                    JUN. 30,
                                                          MONTHS                                                    1998(1)
                                                           ENDED               YEAR ENDED OCTOBER 31,                  TO
                                                          MAY 31,         ---------------------------------         OCT. 31,
                                                          2002(4)         2001           2000          1999           1998
                                                          -------         ----           ----          ----           ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $        10.87         14.60          12.59         10.33          10.92
 Income from investment operations:
 Net investment income (loss)                     $        (0.02)        (0.02)         (0.02)        (0.02)*        (0.01)*
 Net realized and unrealized gain (loss) on
 investments                                      $         1.94         (1.73)          3.81          2.31          (0.58)
 Total from investment operations                 $         1.92         (1.75)          3.79          2.29          (0.59)
 Less distributions from:
 Net investment income                            $           --            --             --          0.03             --
 Net realized gain on investments                 $           --          1.98           1.78            --             --
 Total distributions                              $           --          1.98           1.78          0.03             --
 Net asset value, end of period                   $        12.79         10.87          14.60         12.59          10.33
 TOTAL RETURN(2):                                 %        17.57        (13.19)         34.41         22.19          (5.40)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $        3,200         1,791          1,612           516            100
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %         1.50          1.50           1.50          1.50           1.50
 Gross expenses prior to expense
 reimbursement(3)                                 %         1.81          2.00           2.00          2.53           3.26
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %        (0.34)        (0.22)         (0.37)        (0.20)         (0.18)
 Portfolio turnover rate                          %          190           181            180           131            130

                                                                               CLASS I                                 CLASS O
                                                      -------------------------------------------------------    -------------------
                                                       SEVEN                                        FEB. 3,       SEVEN     AUG. 1,
                                                      MONTHS                                        1998(6)      MONTHS     2001(1)
                                                       ENDED          YEAR ENDED OCTOBER 31,           TO         ENDED        TO
                                                      MAY 31,      ---------------------------      OCT. 31,     MAY 31,    OCT. 31,
                                                      2002(4)      2001        2000       1999        1998       2002(4)      2001
                                                      -------      ----        ----       ----        ----       -------      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $    11.05      14.78       12.70      10.36       10.00        11.04      12.42
 Income from investment operations:
 Net investment income (loss)                     $     0.04       0.11        0.02       0.07*       0.04*        0.03       0.03
 Net realized and unrealized gain (loss) on
 investments                                      $     1.96      (1.78)       3.90       2.32        0.32         1.95      (1.41)
 Total from investment operations                 $     2.00      (1.67)       3.92       2.39        0.36         1.98      (1.38)
 Less distributions from:
 Net investment income                            $     0.05       0.04        0.06       0.05          --         0.05         --
 Net realized gain on investments                 $       --       2.02        1.78         --          --           --         --
 Total distributions                              $     0.05       2.06        1.84       0.05          --         0.05         --
 Net asset value, end of period                   $    13.00      11.05       14.78      12.70       10.36        12.97      11.04
 TOTAL RETURN(2):                                 %    18.13     (12.52)      35.42      23.14        3.60        17.94     (11.11)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $   11,459        456       2,219      6,806       6,996        2,020         30
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)   %     0.75       0.75        0.75       0.75        0.75         1.00       1.00
 Gross expenses prior to expense
 reimbursement(3)                                 %     1.06       1.25        1.25       1.78        2.51         1.31       1.50
 Net investment income (loss) after expense
 reimbursement(3)(5)                              %     0.37       0.53        0.38       0.55        0.57         0.15       0.28
 Portfolio turnover rate                          %      190        181         180        131         130          190        181

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALL CAP FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                   CLASS A
                                                     -----------------------------------------------------------------
                                                      SEVEN                                                   FEB. 3,
                                                     MONTHS                                                   1998(6)
                                                      ENDED                YEAR ENDED OCTOBER 31,                TO
                                                     MAY 31,          --------------------------------        OCT. 31,
                                                     2002(4)          2001          2000          1999          1998
                                                     -------          ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $     10.72          11.61          9.92          8.86         10.00
 Income from investment operations:
 Net investment (loss)                          $        --          (0.02)        (0.03)           --*           --*
 Net realized and unrealized gain(loss) on
 investments                                    $      2.06          (0.87)         1.72          1.07         (1.14)
 Total from investment operations               $      2.06          (0.89)         1.69          1.07         (1.14)
 Less distributions from:
 Net investment income                          $        --             --            --          0.01            --
 Total distributions                            $        --             --            --          0.01            --
 Net asset value, end of period                 $     12.78          10.72         11.61          9.92          8.86
 TOTAL RETURN(2):                                     19.22          (7.67)        17.04         12.13        (11.40)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $     9,316          5,020         3,806         2,348           349
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5) %      1.00           1.00          1.00          1.00          1.00
 Gross expenses prior to expense
 reimbursement(3)                               %      2.11           2.10          1.77          2.28          2.88
 Net investment income (loss) after expense
 reimbursement(3)(5)                            %     (0.06)         (0.16)        (0.30)        (0.02)         0.00
 Portfolio turnover rate                        %        61            118           134            85           100

                                                                          CLASS B
                                                     ---------------------------------------------------
                                                      SEVEN                                     MAR. 1,
                                                     MONTHS                                     1999(1)
                                                      ENDED          YEAR ENDED OCT. 31,           TO
                                                     MAY 31,         -------------------        OCT. 31,
                                                     2002(4)         2001           2000          1999
                                                     -------         ----           ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $     10.52          11.48          9.88          8.91
 Income from investment operations:
 Net investment (loss)                          $     (0.02)         (0.08)        (0.03)*       (0.05)*
 Net realized and unrealized gain(loss) on
 investments                                    $      2.00          (0.88)         1.63          1.02
 Total from investment operations               $      1.98          (0.96)         1.60          0.97
 Less distributions from:
 Net investment income                          $        --             --            --            --
 Total distributions                            $        --             --            --            --
 Net asset value, end of period                 $     12.50          10.52         11.48          9.88
 TOTAL RETURN(2):                                     18.73          (8.36)        16.19         10.89
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $     2,246            498           299           193
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5) %      1.75           1.75          1.75          1.75
 Gross expenses prior to expense
 reimbursement(3)                               %      2.86           2.85          2.52          3.03
 Net investment income (loss) after expense
 reimbursement(3)(5)                            %     (0.75)         (0.91)        (1.05)        (0.77)
 Portfolio turnover rate                        %        61            118           134            85

                                                                                  CLASS C
                                                     ------------------------------------------------------------------
                                                      SEVEN                                                    JUN. 30,
                                                     MONTHS                                                    1998(1)
                                                      ENDED                YEAR ENDED OCTOBER 31,                 TO
                                                     MAY 31,          --------------------------------         OCT. 31,
                                                     2002(4)          2001          2000          1999           1998
                                                     -------          ----          ----          ----           ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $     10.57          11.50          9.87          8.84          10.62
 Income from investment operations:
 Net investment income (loss)                   $     (0.02)         (0.09)        (0.03)        (0.05)*        (0.02)*
 Net realized and unrealized gain(loss) on
 investments                                    $      2.01          (0.84)         1.66          1.08          (1.76)
 Total from investment operations               $      1.99          (0.93)         1.63          1.03          (1.78)
 Less distributions from:
 Net investment income                          $        --             --            --            --             --
 Total distributions                            $        --             --            --            --             --
 Net asset value, end of period                 $     12.56          10.57         11.50          9.87           8.84
 TOTAL RETURN(2):                               %     18.83          (8.09)        16.51         11.66         (16.76)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $       893            395           615           589            155
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5) %      1.50           1.50          1.50          1.50           1.50
 Gross expenses prior to expense
 reimbursement(3)                               %      2.61           2.60          2.27          2.78           3.38
 Net investment income (loss) after expense
 reimbursement(3)(5)                            %     (0.53)         (0.66)        (0.80)        (0.52)         (0.50)
 Portfolio turnover rate                        %        61            118           134            85            100

                                                                             CLASS I                            CLASS O
                                                       --------------------------------------------------  ------------------
                                                        SEVEN                                    FEB. 3,    SEVEN    AUG. 1,
                                                       MONTHS                                    1998(6)   MONTHS    2001(1)
                                                        ENDED         YEAR ENDED OCTOBER 31,        TO      ENDED      TO
                                                       MAY 31,      -------------------------    OCT. 31,  MAY 31,   OCT. 31,
                                                       2002(4)      2001       2000      1999      1998    2002(4)     2001
                                                       -------      ----       ----      ----      ----    -------     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       10.80      11.66       9.95      8.87     10.00     10.79     12.03
 Income from investment operations:
 Net investment income (loss)                   $        0.07       0.01      (0.02)     0.02*     0.02*       --        --
 Net realized and unrealized gain(loss) on
 investments                                    $        2.03      (0.87)      1.74      1.08     (1.15)     2.06     (1.24)
 Total from investment operations               $        2.10      (0.86)      1.72      1.10     (1.13)     2.06     (1.24)
 Less distributions from:
 Net investment income                          $          --         --       0.01      0.02        --        --        --
 Total distributions                            $          --         --       0.01      0.02        --        --        --
 Net asset value, end of period                 $       12.90      10.80      11.66      9.95      8.87     12.85     10.79
 TOTAL RETURN(2):                               %       19.44      (7.38)     17.35     12.46    (11.30)    19.18    (10.31)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $         322      3,600      4,825     5,902     5,862     1,113        41
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5) %        0.75       0.75       0.75      0.75      0.75      1.00      1.00
 Gross expenses prior to expense
 reimbursement(3)                               %        1.86       1.85       1.52      2.03      2.63      2.11      2.10
 Net investment income (loss) after expense
 reimbursement(3)(5)                            %        0.10       0.09      (0.05)     0.22      0.25      0.01     (0.16)
 Portfolio turnover rate                        %          61        118        134        85       100        61       118

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                                             ING ASCENT FUND
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                  ----------------------------------------------------------------------------------
                                                  SEVEN MONTHS                                                           JANUARY 20,
                                                     ENDED                       YEAR ENDED OCTOBER 31,                  1997(1) TO
                                                    MAY 31,         ------------------------------------------------     OCTOBER 31,
                                                    2002(4)         2001           2000          1999           1998         1997
                                                    -------         ----           ----          ----           ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      9.52         11.93          12.06         11.09          14.42        12.50
 Income from investment operations:
 Net investment income                         $      0.04          0.13           0.25          0.19*          0.20*        0.15*
 Net realized and unrealized gain (loss) on
 investments                                   $      0.62         (2.40)          0.71          1.26          (0.40)        1.77
 Total from investment operations              $      0.66         (2.27)          0.96          1.45          (0.20)        1.92
 Less distributions from:
 Net investment income                         $      0.13          0.14           0.20          0.17           0.37           --
 Net realized gain on investments              $        --            --           0.89          0.31           2.76           --
 Total distributions                           $      0.13          0.14           1.09          0.48           3.13           --
 Net asset value, end of period                $     10.05          9.52          11.93         12.06          11.09        14.42
 TOTAL RETURN(2):                              %      6.94        (19.23)          8.34         13.35          (2.17)       15.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    26,925        23,011         25,131        16,252          2,266          886
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %      1.25          1.25           1.25          1.45           1.53         2.08
 Gross expenses prior to expense
 reimbursement(3)                              %      1.50          1.41           1.35          1.51           1.72         2.35
 Net investment income (loss) after expense
 reimbursement(3)(5)                           %      0.60          1.23           1.51          1.61           1.71         1.11
 Portfolio turnover rate                       %       149           242            248           132            105          163


                                                                          CLASS B
                                                   ------------------------------------------------------
                                                   SEVEN MONTHS                                MARCH 1,
                                                      ENDED        YEAR ENDED OCTOBER 31,     1999(1) TO
                                                     MAY 31,       ----------------------     OCTOBER 31,
                                                     2002(4)        2001           2000          1999
                                                     -------        ----           ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      9.51         11.93          12.06         11.21
 Income from investment operations:
 Net investment income                         $     (0.01)         0.05           0.12          0.07*
 Net realized and unrealized gain (loss) on
 investments                                   $      0.61         (2.40)          0.76          0.78
 Total from investment operations              $      0.60         (2.35)          0.88          0.85
 Less distributions from:
 Net investment income                         $      0.05          0.07           0.12            --
 Net realized gain on investments              $        --            --           0.89            --
 Total distributions                           $      0.05          0.07           1.01            --
 Net asset value, end of period                $     10.06          9.51          11.93         12.06
 TOTAL RETURN(2):                              %      6.36        (19.82)          7.58          7.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $       159           175            193           116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %      2.00          2.00           2.00          2.20
 Gross expenses prior to expense
 reimbursement(3)                              %      2.25          2.16           2.10          2.26
 Net investment income (loss) after expense
 reimbursement(3)(5)                           %     (0.14)         0.48           0.76          0.86
 Portfolio turnover rate                       %       149           242            248           132

                                                                                CLASS C
                                                   --------------------------------------------------------------------
                                                   SEVEN MONTHS                                              JUNE 30,
                                                      ENDED               YEAR ENDED OCTOBER 31,            1998(1) TO
                                                     MAY 31,        ---------------------------------       OCTOBER 31,
                                                     2002(4)        2001           2000          1999          1998
                                                     -------        ----           ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      9.49         11.89          12.03         11.11         12.49
 Income from investment operations:
 Net investment income                         $      0.01          0.06           0.17          0.10*         0.04*
 Net realized and unrealized gain (loss) on
 investments                                   $      0.60         (2.41)          0.71          1.26         (1.42)
 Total from investment operations              $      0.61         (2.35)          0.88          1.36         (1.38)
 Less distributions from:
 Net investment income                         $      0.04          0.05           0.13          0.13            --
 Net realized gain on investments              $        --            --           0.89          0.31            --
 Total distributions                           $      0.04          0.05           1.02          0.44            --
 Net asset value, end of period                $     10.06          9.49          11.89         12.03         11.11
 TOTAL RETURN(2):                              %      6.48        (19.84)          7.57         12.47        (11.05)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $     1,743         1,999          2,731         2,626           133
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %      2.00          2.00           2.00          2.20          2.23
 Gross expenses prior to expense
 reimbursement(3)                              %      2.25          2.16           2.10          2.26          2.42
 Net investment income (loss) after expense
 reimbursement(3)(5)                           %     (0.14)         0.48           0.76          0.86          1.01
 Portfolio turnover rate                       %       149           242            248           132           105

                                                                                         CLASS I
                                                 ----------------------------------------------------------------------------------
                                                 SEVEN MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                    MAY 31,         ---------------------------------------------------------------
                                                    2002(4)         2001           2000          1999           1998           1997
                                                    -------         ----           ----          ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      9.60         12.03          12.14         11.14          14.48          12.57
 Income from investment operations:
 Net investment income                         $      0.05          0.17           0.18          0.22*          0.24*          0.21*
 Net realized and unrealized gain (loss) on
 investments                                   $      0.62         (2.44)          0.82          1.27          (0.41)          2.92
 Total from investment operations              $      0.67         (2.27)          1.00          1.49          (0.17)          3.13
 Less distributions from:
 Net investment income                         $      0.15          0.16           0.22          0.18           0.41           0.25
 Net realized gain on investments              $        --            --           0.89          0.31           2.76           0.97
 Total distributions                           $      0.15          0.16           1.11          0.49           3.17           1.22
 Net asset value, end of period                $     10.12          9.60          12.03         12.14          11.14          14.48
 TOTAL RETURN(2):                              %      7.05        (19.05)          8.62         13.66          (1.90)         26.59
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    29,599        30,463         42,626        41,936         38,012         27,359
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %      1.00          1.00           1.00          1.20           1.24           1.52
 Gross expenses prior to expense
 reimbursement(3)                              %      1.25          1.16           1.10          1.26           1.43           1.61
 Net investment income (loss) after expense
 reimbursement(3)(5)                           %      0.86          1.48           1.76          1.86           2.00           1.53
 Portfolio turnover rate                       %       149           242            248           132            105            163

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING CROSSROADS FUND                                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS A
                                                 -------------------------------------------------------------------------
                                                 SEVEN MONTHS                                                  JANUARY 20,
                                                    ENDED                  YEAR ENDED OCTOBER 31,              1997(1) TO
                                                   MAY 31,      ------------------------------------------     OCTOBER 31,
                                                   2002(4)      2001         2000        1999         1998        1997
                                                   -------      ----         ----        ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     9.86       11.65        11.67       11.01        13.22       11.67
 Income from investment operations:
 Net investment income                        $     0.06        0.21         0.35        0.27*        0.27*       0.30*
 Net realized and unrealized gain (loss) on
 investments                                  $     0.53       (1.76)        0.43        0.83        (0.37)       1.25
 Total from investment operations             $     0.59       (1.55)        0.78        1.10        (0.10)       1.55
 Less distributions from:
 Net investment income                        $     0.21        0.24         0.27        0.20         0.41          --
 Net realized gain on investments             $       --          --         0.53        0.24         1.70          --
 Total distributions                          $     0.21        0.24         0.80        0.44         2.11          --
 Net asset value, end of period               $    10.24        9.86        11.65       11.67        11.01       13.22
 TOTAL RETURN(2):                             %     6.01      (13.53)        7.02       10.10        (1.17)      13.28
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $   39,763      32,912       32,868      15,389        2,105         547
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %     1.20        1.20         1.20        1.45         1.52        2.11
 Gross expenses prior to expense
 reimbursement(3)                             %     1.42        1.36         1.33        1.53         1.68        2.41
 Net investment income after expense reim-
 bursement(3)(5)                              %     1.08        2.02         2.29        2.29         2.33        1.64
 Portfolio turnover rate                      %      129         204          239         125          116         162

                                                                        CLASS B
                                                 ------------------------------------------------------
                                                 SEVEN MONTHS                                MARCH 1,
                                                    ENDED        YEAR ENDED OCTOBER 31,     1999(1) TO
                                                   MAY 31,       ----------------------     OCTOBER 31,
                                                   2002(4)         2001           2000          1999
                                                   -------         ----           ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     9.85          11.66          11.68         11.09
 Income from investment operations:
 Net investment income                        $     0.03           0.14           0.18          0.12*
 Net realized and unrealized gain (loss) on
 investments                                  $     0.51          (1.77)          0.52          0.47
 Total from investment operations             $     0.54          (1.63)          0.70          0.59
 Less distributions from:
 Net investment income                        $     0.12           0.18           0.19            --
 Net realized gain on investments             $       --             --           0.53            --
 Total distributions                          $     0.12           0.18           0.72            --
 Net asset value, end of period               $    10.27           9.85          11.66         11.68
 TOTAL RETURN(2):                             %     5.54         (14.18)          6.24          5.32
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $      128            184            139           105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %     1.95           1.95           1.95          2.20
 Gross expenses prior to expense
 reimbursement(3)                             %     2.17           2.11           2.08          2.28
 Net investment income after expense reim-
 bursement(3)(5)                              %     0.37           1.27           1.54          1.54
 Portfolio turnover rate                      %      129            204            239           125

                                                                                CLASS C
                                                 ----------------------------------------------------------------------
                                                 SEVEN MONTHS                                                JUNE 30,
                                                    ENDED               YEAR ENDED OCTOBER 31,              1998(1) TO
                                                   MAY 31,         ---------------------------------        OCTOBER 31,
                                                   2002(4)         2001           2000          1999           1998
                                                   -------         ----           ----          ----           ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     9.90          11.66          11.65         11.04          12.18
 Income from investment operations:
 Net investment income                        $     0.03           0.18           0.03          0.18*          0.06*
 Net realized and unrealized gain (loss) on
 investments                                  $     0.51          (1.81)          0.66          0.83          (1.20)
 Total from investment operations             $     0.54          (1.63)          0.69          1.01          (1.14)
 Less distributions from:
 Net investment income                        $     0.13           0.13           0.15          0.16             --
 Net realized gain on investments             $       --             --           0.53          0.24             --
 Total distributions                          $     0.13           0.13           0.68          0.40             --
 Net asset value, end of period               $    10.31           9.90          11.66         11.65          11.04
 TOTAL RETURN(2):                             %     5.52         (14.10)          6.15          9.30          (9.36)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $      116            123            169           127            158
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %     1.95           1.95           1.95          2.20           2.24
 Gross expenses prior to expense
 reimbursement(3)                             %     2.17           2.11           2.08          2.28           2.40
 Net investment income after expense reim-
 bursement(3)(5)                              %     0.34           1.27           1.54          1.54           1.61
 Portfolio turnover rate                      %      129            204            239           125            116


                                                                                CLASS I
                                               -------------------------------------------------------------------------
                                               SEVEN MONTHS
                                                   ENDED                        YEAR ENDED OCTOBER 31,
                                                  MAY 31,       --------------------------------------------------------
                                                  2002(4)       2001         2000        1999         1998          1997
                                                  -------       ----         ----        ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     9.96       11.76        11.76       11.08        13.29         12.16
 Income from investment operations:
 Net investment income                        $     0.08        0.27         0.27        0.30*        0.31*         0.27*
 Net realized and unrealized gain (loss) on
 investments                                  $     0.52       (1.80)        0.55        0.83        (0.37)         2.16
 Total from investment operations             $     0.60       (1.53)        0.82        1.13        (0.06)         2.43
 Less distributions from:
 Net investment income                        $     0.23        0.27         0.29        0.21         0.45          0.30
 Net realized gain on investments             $       --          --         0.53        0.24         1.70          1.00
 Total distributions                          $     0.23        0.27         0.82        0.45         2.15          1.30
 Net asset value, end of period               $    10.33        9.96        11.76       11.76        11.08         13.29
 TOTAL RETURN(2):                             %     6.11      (13.28)        7.29       10.31        (0.87)        21.65
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $   37,372      37,961       49,898      48,440       37,620        26,028
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                          %     0.95        0.95         0.95        1.20         1.24          1.57
 Gross expenses prior to expense
 reimbursement(3)                             %     1.17        1.11         1.08        1.28         1.40          1.66
 Net investment income after expense reim-
 bursement(3)(5)                              %     1.35        2.27         2.54        2.54         2.61          2.13
 Portfolio turnover rate                      %      129         204          239         125          116           162

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                                             ING LEGACY FUND
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                             CLASS A
                                             ------------------------------------------------------------------------
                                             SEVEN MONTHS                                                   JAN. 20,
                                                ENDED                 YEAR ENDED OCTOBER 31,               1997(1) TO
                                               MAY 31,      ------------------------------------------      OCT. 31,
                                               2002(4)      2001         2000        1999         1998         1997
                                               -------      ----         ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     9.71       10.62        10.48       10.15        12.09        11.01
 Income from investment operations:
 Net investment income                    $     0.11        0.29         0.42        0.31*        0.31*        0.29*
 Net realized and unrealized gain(loss)
 on investments                           $     0.29       (0.86)        0.34        0.46        (0.06)        0.79
 Total from investment operations         $     0.40       (0.57)        0.76        0.77         0.25         1.08
 Less distributions from:
 Net investment income                    $     0.37        0.34         0.28        0.22         0.57           --
 Net realized gain on investments         $       --          --         0.34        0.22         1.62           --
 Total distributions                      $     0.37        0.34         0.62        0.44         2.19           --
 Net asset value, end of period           $     9.74        9.71        10.62       10.48        10.15        12.09
 TOTAL RETURN(2):                         %     4.24       (5.50)        7.65        7.65         2.29         9.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $   23,120      20,973       18,220      10,371        1,812          481
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %     1.15        1.15         1.15        1.45         1.53         2.21
 Gross expenses prior to expense
 reimbursement(3)                         %     1.56        1.50         1.44        1.70         1.96         2.50
 Net investment income after
 expense reimbursement(3)(5)              %     1.99        3.05         3.44        2.98         2.97         2.39
 Portfolio turnover rate                  %      101         165          195         120          115          159


                                                                  CLASS B
                                             --------------------------------------------------
                                             SEVEN MONTHS                              MAR. 1,
                                                ENDED       YEAR ENDED OCT. 31,      1999(1) TO
                                               MAY 31,      -------------------       OCT. 31,
                                               2002(2)      2001           2000         1999
                                               -------      ----           ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     9.73        10.63         10.49        10.08
 Income from investment operations:
 Net investment income                    $     0.04         0.27          0.38         0.16*
 Net realized and unrealized gain(loss)
 on investments                           $     0.31        (0.91)         0.31         0.25
 Total from investment operations         $     0.35        (0.64)         0.69         0.41
 Less distributions from:
 Net investment income                    $     0.28         0.26          0.21           --
 Net realized gain on investments         $       --           --          0.34           --
 Total distributions                      $     0.28         0.26          0.55           --
 Net asset value, end of period           $     9.80         9.73         10.63        10.49
 TOTAL RETURN(2):                         %     3.66        (6.14)         6.91         4.07
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $      217          125           115          123
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %     1.90         1.90          1.90         2.20
 Gross expenses prior to expense
 reimbursement(3)                         %     2.31         2.25          2.19         2.45
 Net investment income after
 expense reimbursement(3)(5)              %     1.21         2.30          2.69         2.23
 Portfolio turnover rate                  %      101          165           195          120

                                                                        CLASS C
                                             ----------------------------------------------------------------
                                             SEVEN MONTHS                                           JUN. 30,
                                                ENDED            YEAR ENDED OCTOBER 31,            1998(1) TO
                                               MAY 31,       -------------------------------        OCT. 31,
                                               2002(4)       2001          2000         1999          1998
                                               -------       ----          ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     9.69        10.59         10.46        10.18         10.72
 Income from investment operations:
 Net investment income                    $     0.09         0.24          0.32         0.23*         0.08*
 Net realized and unrealized gain(loss)
 on investments                           $     0.27        (0.88)         0.36         0.46         (0.62)
 Total from investment operations         $     0.36        (0.64)         0.68         0.69         (0.54)
 Less distributions from:
 Net investment income                    $     0.29         0.26          0.21         0.19            --
 Net realized gain on investments         $       --           --          0.34         0.22            --
 Total distributions                      $     0.29         0.26          0.55         0.41            --
 Net asset value, end of period           $     9.76         9.69         10.59        10.46         10.18
 TOTAL RETURN(2):                         %     3.74        (6.18)         6.81         6.88         (5.04)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $      240          251           275          304           171
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %     1.90         1.90          1.90         2.20          2.24
 Gross expenses prior to expense
 reimbursement(3)                         %     2.31         2.25          2.19         2.45          2.67
 Net investment income after
 expense reimbursement(3)(5)              %     1.23         2.30          2.69         2.23          2.26
 Portfolio turnover rate                  %      101          165           195          120           115

                                                                            CLASS I
                                             -----------------------------------------------------------------------
                                             SEVEN MONTHS
                                                ENDED                       YEAR ENDED OCTOBER 31,
                                               MAY 31,      --------------------------------------------------------
                                               2002(4)      2001         2000        1999         1998          1997
                                               -------      ----         ----        ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $     9.82       10.73        10.57       10.21        12.15         11.64
 Income from investment operations:
 Net investment income                    $     0.13        0.37         0.33        0.34*        0.35*         0.32*
 Net realized and unrealized gain(loss)
 on investments                           $     0.29       (0.92)        0.47        0.46        (0.07)         1.41
 Total from investment operations         $     0.42       (0.55)        0.80        0.80         0.28          1.73
 Less distributions from:
 Net investment income                    $     0.40        0.36         0.30        0.22         0.60          0.33
 Net realized gain on investments         $       --          --         0.34        0.22         1.62          0.89
 Total distributions                      $     0.40        0.36         0.64        0.44         2.22          1.22
 Net asset value, end of period           $     9.84        9.82        10.73       10.57        10.21         12.15
 TOTAL RETURN(2):                         %     4.34       (5.24)        7.93        7.99         2.51         15.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $   18,994      20,201       26,494      24,107       22,352        18,313
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %     0.90        0.90         0.90        1.20         1.24          1.63
 Gross expenses prior to expense
 reimbursement(3)                         %     1.31        1.25         1.19        1.45         1.67          1.75
 Net investment income after
 expense reimbursement(3)(5)              %     2.25        3.30         3.69        3.23         3.26          2.77
 Portfolio turnover rate                  %      101         165          195         120          115           159

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                NOTES TO FINANCIAL STATEMENTS as of May 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. (formerly Aetna Series Fund, Inc.) is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty one separate funds which comprise the ING Series Fund, Inc. The six funds (each a "Fund", collectively the "Funds") that are in this report are: ING Index Plus Large Cap Fund ("Index Plus Large Cap", formerly Aetna Index Plus Large Cap Fund), ING Index Plus Mid Cap Fund ("Index Plus Mid Cap", formerly Aetna Index Plus Mid Cap Fund), ING Index Plus Small Cap Fund ("Index Plus Small Cap", formerly Aetna Index Plus Small Cap Fund), ING Ascent Fund ("Ascent", formerly Aetna Ascent Fund), ING Crossroads Fund ("Crossroads", formerly Aetna Crossroads Fund) and ING Legacy Fund ("Legacy", formerly Aetna Legacy Fund).

Each Fund offers the following classes of shares: Class A, Class B, Class C, and Class I. Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap also offer Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On December 13, 2000, Aetna Inc. ("Aetna"), the indirect parent company of Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds, and Aeltus Capital, Inc. ("ACI"), each Funds' principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign

--------------------------------------------------------------------------------

     securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities- at the exchange rates prevailing at the end of the day.
          (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and distributes capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund, will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan 33 1|M/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTIONS. Ascent, Crossroads and Legacy Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets sufficient to cover the purchase price.

--------------------------------------------------------------------------------

L. MORTGAGE DOLLAR ROLL TRANSACTIONS. In connection with a fund's ability to purchase or sell securities on a when-issued basis, Ascent, Crossroads and Legacy Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period ended May 31, 2002 , the cost of purchases and sales of securities, excluding short-term and U.S. government securities , were as follows:

                                    PURCHASES            SALES
                                  ------------       ------------
Index Plus Large Cap              $364,351,050       $337,680,666
Index Plus Mid Cap                  77,172,298         43,516,766
Index Plus Small Cap                 8,879,577          6,827,483
Ascent                              81,594,407         88,141,524
Crossroads                          88,842,922         96,214,367
Legacy                              37,774,475         41,668,362

U.S. Government Securities not included above were as follows:

                                    PURCHASES            SALES
                                  ------------       ------------
Index Plus Large Cap              $         --       $         --
Index Plus Mid Cap                          --                 --
Index Plus Small Cap                        --                 --
Ascent                                 979,789             72,019
Crossroads                           2,553,325            289,357
Legacy                               1,866,854            772,775

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Prior to March 1, 2002, Aeltus served as investment adviser to the Funds. Effective March 1, 2002, each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"),a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap -- 0.450% for the first $500 million, 0.425% of the next $250 million, 0.400% of the next $1.25 billion and 0.375% in excess of $2 billion; for Ascent, Crossroad and Legacy -- 0.800% for the first $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million, 0.725% of the next $500 million and 0.700% in excess of $2 billion.

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations. The subadvisory agreement provides that ING will pay Aeltus a subadvisory fee at the following annual rates:

For Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap -- 0.203% for the first $500 million, 0.191% of the next $250 million, 0.180% of the next $1.25 billion and 0.169% in excess of $2 billion; for Ascent, Crossroad and Legacy -- 0.360% for the first $500 million, 0.349% of the next $500 million, 0.338% of the next $500 million, 0.326% of the next $500 million and 0.315% in excess of $2 billion.

Prior to May 1, 2002, Aeltus served as administrator to each of the Funds and received an administrative service fee at an annual rate of 0.10% of the Funds' average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays

--------------------------------------------------------------------------------

ILIAC a fee of up to 0.225% of the average daily net assets associated with shares of Class I of Index Plus Large, Index Plus Mid Cap and Index Plus Small Cap and up to 0.400% of the average daily net assets associated with Class I shares of Ascent, Crossroads and Legacy Funds. For the seven-month period ended May 31, 2002, ILIAC received $422,778 for its services.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below)has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc.(the "Distributor") is reimbursed or compensated (depending on the class of shares)by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                        CLASS A    CLASS B    CLASS C    CLASS I    CLASS O
                        -------    -------    -------    -------    -------
Index Plus Large Cap     0.25%      1.00%      0.75%       N/A       0.25%
Index Plus Mid Cap       0.25%      1.00%      0.75%       N/A       0.25%
Index Plus Small Cap     0.25%      1.00%      0.75%       N/A       0.25%
Ascent                   0.25%      1.00%      1.00%       N/A        N/A
Crossroads               0.25%      1.00%      1.00%       N/A        N/A
Legacy                   0.25%      1.00%      1.00%       N/A        N/A

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the seven months ended May 31, 2002, the Distributor has retained $13,733 as sales charges from proceeds of Class A Shares sold and $5,597 from the proceeds of Class C shares redeemed.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At May 31, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                      ACCRUED
                    ACCRUED                        SHAREHOLDER
                  INVESTMENT         ACCRUED       SERVICES AND
                  MANAGEMENT     ADMINISTRATIVE    DISTRIBUTION
                     FEES             FEES             FEES           TOTAL
                   --------         --------         --------       --------
Index Plus
  Large Cap        $162,020         $ 28,804         $ 84,071       $274,895
Index Plus
  Mid Cap            24,450            4,347           14,958         43,755
Index Plus
  Small Cap           5,326              947            4,568         10,841
Ascent               42,782            4,278            7,967         55,027
Crossroads           56,435            5,643            9,317         71,395
Legacy               30,738            3,074            5,645         39,457

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Fund for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                        CLASS A    CLASS B    CLASS C    CLASS I    CLASS O
                        -------    -------    -------    -------    -------
Index Plus Large Cap     0.95%      1.70%      1.45%      0.70%      0.95%
Index Plus Mid Cap       1.00%      1.75%      1.50%      0.75%      1.00%
Index Plus Small Cap     1.00%      1.75%      1.50%      0.75%      1.00%
Ascent                   1.25%      2.00%      2.00%      1.00%       n/a
Crossroads               1.20%      1.95%      1.95%      0.95%       n/a
Legacy                   1.15%      1.90%      1.90%      0.90%       n/a

Under the expense limitation agreements, each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

--------------------------------------------------------------------------------

As of May 31, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

       Index Plus Mid Cap                               $33,769
       Index Plus Small Cap                              39,887
       Ascent                                            44,049
       Crossroads                                        51,884
       Legacy                                            55,513

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At May 31, 2002, the Funds did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                    CLASS A SHARES                                 CLASS B SHARES
                                    ---------------------------------------------   ---------------------------------------------
                                        SEVEN                                           SEVEN
                                       MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                        ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                       MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                        2002            2001            2000            2002            2001            2000
                                    -------------   -------------   -------------   -------------   -------------   -------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                             3,766,831       4,690,472       6,375,587         114,253         598,573         926,104
Shares issued as reinvestment
 of dividends                              78,143          27,783          17,528              --              --              --
Shares redeemed                        (3,075,580)     (2,139,896)     (1,049,048)       (204,785)       (230,191)       (168,274)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
 shares outstanding                       769,394       2,578,359       5,344,067         (90,532)        368,382         757,830
                                    =============   =============   =============   =============   =============   =============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                         $  54,360,583   $  73,302,942   $ 118,663,452   $   1,636,759   $   9,672,728   $  17,281,170
Shares issued as reinvestment
 of dividends                           1,138,538    8     471,242         317,610              --              --              --
Shares redeemed                       (44,464,394)    (33,226,188)    (19,510,672)     (2,910,291)     (3,501,525)     (3,154,367)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease)             $  11,034,727   $  40,547,996   $  99,470,390   $  (1,273,532)  $   6,171,203   $  14,126,803
                                    =============   =============   =============   =============   =============   =============

                                                   CLASS C SHARES
                                    --------------------------------------------
                                        SEVEN
                                       MONTHS           YEAR            YEAR
                                        ENDED          ENDED           ENDED
                                       MAY 31,        OCT. 31,        OCT. 31,
                                        2002            2001            2000
                                    ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                              102,108         341,153       1,349,366
Shares issued as reinvestment
 of dividends                                 --              --             188
Shares redeemed                         (430,939)     (1,060,241)       (525,816)
                                    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                     (328,831)       (719,088)        823,738
                                    ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                         $  1,466,511    $  5,446,601    $ 25,098,811
Shares issued as reinvestment
 of dividends                                 --              --           3,404
Shares redeemed                       (6,157,571)    (16,345,070)     (9,765,096)
                                    ------------    ------------    ------------
Net increase (decrease)             $ (4,691,060)   $(10,898,469)   $ 15,337,119
                                    ============    ============    ============

                                                            CLASS I SHARES                          CLASS O SHARES
                                             --------------------------------------------    ----------------------------
                                                 SEVEN                                           SEVEN
                                                MONTHS           YEAR            YEAR           MONTHS         PERIOD
                                                 ENDED          ENDED           ENDED            ENDED          ENDED
                                                MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,
                                                 2002            2001            2000            2002           2001(1)
                                             ------------    ------------    ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                     3,193,597       2,912,387       4,539,785         112,319           1,280
Shares issued as reinvestment of dividends         85,447          47,070          37,506              44              --
Shares redeemed                                (1,854,718)     (2,146,594)     (3,583,462)        (32,350)             --
                                             ------------    ------------    ------------    ------------    ------------
Net increase in shares outstanding              1,424,326         812,863         993,829          80,013           1,280
                                             ============    ============    ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                  $ 46,197,743    $ 47,703,026    $ 85,609,514    $  1,624,455    $     18,781
Shares issued as reinvestment of dividends      1,252,647         803,498         683,738             651              --
Shares redeemed                               (26,742,432)    (33,263,145)    (67,159,864)       (462,720)             --
                                             ------------    ------------    ------------    ------------    ------------
Net increase                                 $ 20,707,958    $ 15,243,379    $ 19,133,388    $  1,162,386    $     18,781
                                             ============    ============    ============    ============    ============

----------
(1)  Class O commenced operations on August 1, 2001.

--------------------------------------------------------------------------------

                                                    CLASS A SHARES                                 CLASS B SHARES
                                     --------------------------------------------    --------------------------------------------
                                         SEVEN                                           SEVEN
                                        MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                         ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                        MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                             2,256,664       1,213,338         494,891         192,950          81,036          68,971
Shares issued as reinvestment
 of dividends                               4,092         126,407          44,074              --          17,885           5,203
Shares redeemed                          (789,469)       (375,221)        (62,844)        (13,294)        (76,866)         (2,274)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase in shares outstanding      1,471,287         964,524         476,121         179,656          22,055          71,900
                                     ============    ============    ============    ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                          $ 28,590,319    $ 14,704,303    $  6,898,050    $  2,446,907    $    985,038    $  1,005,112
Shares issued as reinvestment
 of dividends                              49,511       1,521,005         496,267              --         214,436          58,588
Shares redeemed                       (10,045,992)     (4,429,939)       (838,748)       (170,964)       (928,662)        (29,623)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase                         $ 18,593,838    $ 11,795,369    $  6,555,569    $  2,275,943    $    270,812    $  1,034,077
                                     ============    ============    ============    ============    ============    ============

                                                 CLASS C SHARES
                                     -----------------------------------------
                                        SEVEN
                                       MONTHS           YEAR          YEAR
                                        ENDED          ENDED         ENDED
                                       MAY 31,        OCT. 31,      OCT. 31,
                                        2002            2001          2000
                                     -----------    -----------    -----------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                              101,094         65,649         67,862
Shares issued as reinvestment
 of dividends                                 --         18,905          6,082
Shares redeemed                          (15,550)       (30,190)        (4,556)
                                     -----------    -----------    -----------
Net increase in shares outstanding        85,544         54,364         69,388
                                     ===========    ===========    ===========
ING INDEX PLUS MID CAP FUND ($)
Shares sold                          $ 1,281,442    $   797,139    $   935,189
Shares issued as reinvestment
 of dividends                                 --        226,104         68,245
Shares redeemed                         (188,575)      (344,871)       (62,871)
                                     -----------    -----------    -----------
Net increase                         $ 1,092,867    $   678,372    $   940,563
                                     ===========    ===========    ===========

                                                              CLASS I SHARES                          CLASS O SHARES
                                                --------------------------------------------    ----------------------------
                                                    SEVEN                                           SEVEN
                                                   MONTHS           YEAR            YEAR           MONTHS         PERIOD
                                                    ENDED          ENDED           ENDED            ENDED          ENDED
                                                   MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,
                                                    2002            2001            2000            2002           2001(1)
                                                ------------    ------------    ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                          847,132          21,640           8,695         177,892           2,675
Shares issued as reinvestment of dividends               189           3,692           1,796              29              --
Shares redeemed                                       (6,873)       (134,254)       (396,375)        (24,893)             --
                                                ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in shares outstanding        840,448        (108,922)       (385,884)        153,028           2,675
                                                ============    ============    ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                     $ 10,762,261    $    264,815    $    126,632    $  2,290,298    $     29,984
Shares issued as reinvestment of dividends             2,293          44,604          20,254             356              --
Shares redeemed                                      (89,105)     (1,868,188)     (5,003,601)       (326,965)             --
                                                ------------    ------------    ------------    ------------    ------------
Net increase (decrease)                         $ 10,675,449    $ (1,558,769)   $ (4,856,715)   $  1,963,689    $     29,984
                                                ============    ============    ============    ============    ============

----------
(1)  Class O commenced operations on August 1, 2001.

--------------------------------------------------------------------------------

                                                  CLASS A SHARES                              CLASS B SHARES
                                    -----------------------------------------    -----------------------------------------
                                       SEVEN                                        SEVEN
                                      MONTHS           YEAR           YEAR         MONTHS           YEAR           YEAR
                                       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                      MAY 31,        OCT. 31,       OCT. 31,       MAY 31,        OCT. 31,       OCT. 31,
                                       2002            2001           2000          2002            2001           2000
                                    -----------    -----------    -----------    -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                             459,676        238,062        186,489        136,429         26,964         12,838
Shares issued as reinvestment
 of dividends                                --             --             --             --             --             --
Shares redeemed                        (198,951)       (97,671)       (95,375)        (4,096)        (5,691)        (6,360)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in shares
 outstanding                            260,725        140,391         91,114        132,333         21,273          6,478
                                    ===========    ===========    ===========    ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                         $ 5,834,548    $ 2,675,082    $ 2,025,032    $ 1,723,989    $   304,735    $   136,862
Shares issued as reinvestment
 of dividends                                --             --             --             --             --             --
Shares redeemed                      (2,461,091)    (1,091,655)    (1,050,718)       (49,667)       (61,046)       (76,223)
                                    -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease)             $ 3,373,457    $ 1,583,427    $   974,314    $ 1,674,322    $   243,689    $    60,639
                                    ===========    ===========    ===========    ===========    ===========    ===========

                                                      CLASS C SHARES
                                          -------------------------------------
                                             SEVEN
                                            MONTHS         YEAR          YEAR
                                             ENDED        ENDED         ENDED
                                            MAY 31,      OCT. 31,      OCT. 31,
                                             2002          2001          2000
                                          ---------     ---------     ---------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                  37,375        10,265        15,618
Shares issued as reinvestment
 of dividends                                    --            --            --
Shares redeemed                              (3,597)      (26,366)      (21,768)
                                          ---------     ---------     ---------
Net increase (decrease) in shares
 outstanding                                 33,778       (16,101)       (6,150)
                                          =========     =========     =========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                               $ 478,310     $ 118,164     $ 168,671
Shares issued as reinvestment
 of dividends                                    --            --            --
Shares redeemed                             (41,646)     (293,002)     (238,975)
                                          ---------     ---------     ---------
Net increase (decrease)                   $ 436,664     $(174,838)    $ (70,304)
                                          =========     =========     =========

                                                             CLASS I SHARES                        CLASS O SHARES
                                                -----------------------------------------    --------------------------
                                                    SEVEN                                       SEVEN
                                                   MONTHS          YEAR           YEAR         MONTHS         PERIOD
                                                    ENDED         ENDED          ENDED          ENDED         ENDED
                                                   MAY 31,       OCT. 31,       OCT. 31,       MAY 31,       OCT. 31,
                                                    2002           2001           2000          2002          2001(1)
                                                -----------    -----------    -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                           6,895          5,355          6,341        103,017          3,834
Shares issued as reinvestment of dividends               --             --             20             --             --
Shares redeemed                                    (315,370)       (85,625)      (185,498)       (20,232)            --
                                                -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in shares outstanding      (308,475)       (80,270)      (179,137)        82,785          3,834
                                                ===========    ===========    ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                     $    88,945    $    61,031    $    71,170    $ 1,328,608    $    40,905
Shares issued as reinvestment of dividends               --             --            208             --             --
Shares redeemed                                  (4,118,496)      (974,699)    (1,974,690)      (266,266)            --
                                                -----------    -----------    -----------    -----------    -----------
Net increase (decrease)                         $(4,029,551)   $  (913,668)   $(1,903,312)   $ 1,062,342    $    40,905
                                                ===========    ===========    ===========    ===========    ===========

----------
(1)  Class O commenced operations on August 1, 2001.

--------------------------------------------------------------------------------

                                                     CLASS A SHARES                                 CLASS B SHARES
                                    --------------------------------------------    --------------------------------------------
                                        SEVEN                                           SEVEN
                                       MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                        ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                       MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                        2002            2001            2000            2002            2001            2000
                                    ------------    ------------    ------------    ------------    ------------    ------------
ING ASCENT FUND
 (NUMBER OF SHARES)
Shares sold                            1,132,651         648,613         922,295             314           3,763          17,281
Shares issued as reinvestment
 of dividends                             31,579          27,030         143,586              95              95              59
Shares redeemed                         (901,308)       (364,923)       (307,574)         (3,047)         (1,684)        (10,702)
                                    ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                      262,922         310,720         758,307          (2,638)          2,174           6,638
                                    ============    ============    ============    ============    ============    ============
ING ASCENT FUND ($)
Shares sold                         $ 11,445,956    $  7,029,562    $ 11,211,921    $      3,182    $     38,658    $    213,705
Shares issued as reinvestment
 of dividends                            313,268         307,062       1,638,315             947           1,084             677
Shares redeemed                       (9,118,925)     (3,797,489)     (3,740,082)        (30,855)        (18,693)       (134,160)
                                    ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)             $  2,640,299    $  3,539,135    $  9,110,154    $    (26,726)   $     21,049    $     80,222
                                    ============    ============    ============    ============    ============    ============

                                               CLASS C SHARES                                  CLASS I SHARES
                                --------------------------------------------    --------------------------------------------
                                    SEVEN                                           SEVEN
                                   MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                    ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                   MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                    2002            2001            2000            2002            2001            2000
                                ------------    ------------    ------------    ------------    ------------    ------------
ING ASCENT FUND
 (NUMBER OF SHARES)
Shares sold                            5,113           1,436          11,980         421,366         543,967         734,636
Shares issued as reinvestment
 of dividends                            900             944          19,294          48,544          51,041         316,906
Shares redeemed                      (43,273)        (21,456)        (19,866)       (718,506)       (965,838)       (963,399)
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                  (37,260)        (19,076)         11,408        (248,596)       (370,830)         88,143
                                ============    ============    ============    ============    ============    ============
ING ASCENT FUND ($)
Shares sold                     $     51,522    $     15,493    $    143,166    $  4,220,594    $  5,897,306    $  9,002,118
Shares issued as reinvestment
 of dividends                          8,962          10,762         220,918         484,468         583,403       3,638,077
Shares redeemed                     (440,020)       (236,457)       (238,573)     (7,185,140)    (10,283,952)    (11,827,809)
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)         $   (379,536)   $   (210,202)   $    125,511    $ (2,480,078)   $ (3,803,243)   $    812,386
                                ============    ============    ============    ============    ============    ============

--------------------------------------------------------------------------------

                                               CLASS A SHARES                                  CLASS B SHARES
                                --------------------------------------------    --------------------------------------------
                                    SEVEN                                           SEVEN
                                   MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                    ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                   MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                    2002            2001            2000            2002            2001            2000
                                ------------    ------------    ------------    ------------    ------------    ------------
ING CROSSROADS FUND
 (NUMBER OF SHARES)
Shares sold                        1,210,910       1,029,471       2,108,303               2          16,261           2,884
Shares issued as reinvestment
 of dividends                         70,940          62,278         108,453             229              44               3
Shares redeemed                     (735,802)       (576,039)       (713,922)         (6,493)         (9,491)             --
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                  546,048         515,710       1,502,834          (6,262)          6,814           2,887
                                ============    ============    ============    ============    ============    ============
ING CROSSROADS FUND ($)
Shares sold                     $ 12,389,260    $ 11,047,854    $ 24,481,237    $         25    $    175,145    $     33,481
Shares issued as reinvestment
 of dividends                        712,949         689,416       1,213,593           2,312             497              31
Shares redeemed                   (7,556,941)     (6,101,291)     (8,354,111)        (66,953)       (105,761)             --
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)         $  5,545,268    $  5,635,979    $ 17,340,719    $    (64,616)   $     69,881    $     33,512
                                ============    ============    ============    ============    ============    ============

                                               CLASS C SHARES                                  CLASS I SHARES
                                --------------------------------------------    --------------------------------------------
                                    SEVEN                                           SEVEN
                                   MONTHS           YEAR            YEAR           MONTHS           YEAR            YEAR
                                    ENDED          ENDED           ENDED            ENDED          ENDED           ENDED
                                   MAY 31,        OCT. 31,        OCT. 31,         MAY 31,        OCT. 31,        OCT. 31,
                                    2002            2001            2000            2002            2001            2000
                                ------------    ------------    ------------    ------------    ------------    ------------
ING CROSSROADS FUND
 (NUMBER OF SHARES)
Shares sold                            1,606           1,726           5,233         365,049         961,133       1,171,842
Shares issued as reinvestment
 of dividends                            166             127             552          87,573         101,577         285,301
Shares redeemed                       (2,906)         (3,929)         (2,239)       (647,264)     (1,493,803)     (1,332,168)
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                   (1,134)         (2,076)          3,546        (194,642)       (431,093)        124,975
                                ============    ============    ============    ============    ============    ============
ING CROSSROADS FUND ($)
Shares sold                     $     15,993    $     19,293    $     62,673    $  3,743,188    $ 10,344,955    $ 13,857,953
Shares issued as reinvestment
 of dividends                          1,682           1,426           6,224         887,111       1,132,586       3,218,190
Shares redeemed                      (29,818)        (45,454)        (26,806)     (6,611,831)    (16,037,752)    (15,731,772)
                                ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)         $    (12,143)   $    (24,735)   $     42,091    $ (1,981,532)   $ (4,560,211)   $  1,344,371
                                ============    ============    ============    ============    ============    ============

--------------------------------------------------------------------------------

                                             CLASS A SHARES                               CLASS B SHARES
                                -----------------------------------------    -----------------------------------------
                                    SEVEN                                         SEVEN
                                   MONTHS          YEAR           YEAR          MONTHS          YEAR           YEAR
                                    ENDED         ENDED          ENDED           ENDED         ENDED          ENDED
                                   MAY 31,       OCT. 31,       OCT. 31,        MAY 31,       OCT. 31,       OCT. 31,
                                    2002           2001           2000           2002           2001           2000
                                -----------    -----------    -----------    -----------    -----------    -----------
ING LEGACY FUND
 (NUMBER OF SHARES)
Shares sold                         920,447        797,371        926,983         13,855         14,060             39
Shares issued as reinvestment
 of dividends                        86,171         59,971         76,364            400             22             97
Shares redeemed                    (791,896)      (412,968)      (278,098)        (5,007)       (12,006)        (1,009)
                                -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in
 shares outstanding                 214,722        444,374        725,249          9,248          2,076           (873)
                                ===========    ===========    ===========    ===========    ===========    ===========
ING LEGACY FUND ($)
Shares sold                     $ 8,993,758    $ 8,117,152    $ 9,702,789    $   136,204    $   142,599    $       414
Shares issued as reinvestment
 of dividends                       822,071        612,300        768,985          3,858            231            981
Shares redeemed                  (7,739,093)    (4,187,264)    (2,909,367)       (49,511)      (125,108)       (10,592)
                                -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease)         $ 2,076,736    $ 4,542,188    $ 7,562,407    $    90,551    $    17,722    $    (9,197)
                                ===========    ===========    ===========    ===========    ===========    ===========

                                             CLASS C SHARES                               CLASS I SHARES
                                -----------------------------------------    -----------------------------------------
                                    SEVEN                                        SEVEN
                                   MONTHS          YEAR           YEAR          MONTHS          YEAR           YEAR
                                    ENDED         ENDED          ENDED           ENDED         ENDED          ENDED
                                   MAY 31,       OCT. 31,       OCT. 31,        MAY 31,       OCT. 31,       OCT. 31,
                                    2002           2001           2000           2002           2001           2000
                                -----------    -----------    -----------    -----------    -----------    -----------
ING LEGACY FUND
 (NUMBER OF SHARES)
Shares sold                           6,423          4,127          3,791        392,415        472,565        859,031
Shares issued as reinvestment
 of dividends                           729            631          1,539         84,911         87,962        141,653
Shares redeemed                      (8,429)        (4,879)        (8,390)      (604,361)      (971,664)      (813,054)
                                -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in
 shares outstanding                  (1,277)          (121)        (3,060)      (127,035)      (411,137)       187,630
                                ===========    ===========    ===========    ===========    ===========    ===========
ING LEGACY FUND ($)
Shares sold                     $    62,616    $    41,793    $    41,125    $ 3,861,989    $ 4,831,953    $ 9,115,096
Shares issued as reinvestment
 of dividends                         6,992          6,470         15,562        816,547        905,130      1,437,775
Shares redeemed                     (82,672)       (48,717)       (88,536)    (5,921,115)    (9,915,686)    (8,647,463)
                                -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease)         $   (13,064)   $      (454)   $   (31,849)   $(1,242,579)   $(4,178,603)   $ 1,905,408
                                ===========    ===========    ===========    ===========    ===========    ===========

NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective April 30, 2002 the Funds changed their year-end to May 31 from October
31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                                         ORDINARY
                                                          INCOME
                                                        ----------
Index Plus Large Cap                                    $2,426,313
Index Plus Mid Cap                                          55,683
Ascent                                                     808,527
Crossroads                                               1,604,111
Legacy                                                   1,649,781

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statements of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

--------------------------------------------------------------------------------

Accordingly, the following amounts have been increased (decreased) through reclassification as of May 31, 2002:

                                                             ACCUMULATED NET
                     PAID-IN      UNDISTRIBUTED NET      REALIZED GAINS (LOSSES)
                     CAPITAL      INVESTMENT INCOME          ON INVESTMENTS
                     -------      -----------------      -----------------------
Index Plus Large
  Cap                $    --          $  (6,339)                $  6,339
Index Plus Mid
  Cap                     --             (1,487)                   1,487
Index Plus Small
  Cap                 (7,378)             6,611                      767
Ascent                    --            (32,434)                  32,434
Crossroads                --            (43,160)                  43,160
Legacy                    --            (20,190)                  20,190

As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                             UNREALIZED
                UNDISTRIBUTED           ACCUMULATED         APPRECIATION/
               ORDINARY INCOME      REALIZED GAIN/LOSS      DEPRECIATION
               ---------------      ------------------      ------------
Index Plus
  Large Cap        $796,008           $(71,200,927)         $(9,192,392)
Index Plus
  Mid Cap               545                506,481            2,571,745
Index Plus
  Small Cap             --                 203,644            2,353,496
Ascent               81,220             (8,841,992)           2,237,859
Crossroads          273,236             (9,330,053)           2,649,290
Legacy                7,781             (2,581,405)           1,392,624

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002

                            AMOUNT        EXPIRATION DATES
                         -----------      ----------------
Index Plus Large Cap     $71,200,927         2007 - 2010
Ascent                     8,841,992         2008 - 2009
Crossroads                 9,330,053         2008 - 2009
Legacy                     2,581,405            2009

As of May 31, 2002, the following amounts represent distribution requirements of the Funds:

                        ORDINARY INCOME     LONG-TERM CAPITAL GAINS
                        ---------------     -----------------------
Index Plus Large Cap        $796,008               $    --
Index Plus Mid Cap               545                506,481
Index Plus Small Cap             --                 203,644
Ascent                        81,220                    --
Crossroads                   273,236                    --
Legacy                         7,781                    --

ING
Index Plus
Large Cap
Fund
                   PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 99.30%
                 ADVERTISING: 0.17%
    7,700        Omnicom Group                                     $    665,049
                                                                   ------------
                                                                        665,049
                                                                   ------------
                 AEROSPACE/DEFENSE: 1.24%
    8,400        General Dynamics Corp.                                 845,040
    3,300        Goodrich Corp.                                         110,253
   18,400        Lockheed Martin Corp.                                1,141,720
    4,650        Northrop Grumman Corp.                                 564,092
   15,700        Raytheon Co.                                           693,940
    7,450        Rockwell Collins, Inc.                                 193,700
   19,100        United Technologies Corp.                            1,315,417
                                                                   ------------
                                                                      4,864,162
                                                                   ------------
                 AGRICULTURE: 0.58%
   35,000        Philip Morris Cos., Inc.                             2,003,750
    6,600        UST, Inc.                                              252,978
                                                                   ------------
                                                                      2,256,728
                                                                   ------------
                 AIRLINES: 0.06%
   12,850        Southwest Airlines Co.                                 218,836
                                                                   ------------
                                                                        218,836
                                                                   ------------
                 APPAREL: 0.35%
    5,050   @    Jones Apparel Group, Inc.                              201,293
    3,400        Liz Claiborne, Inc.                                    104,142
   11,100        Nike, Inc.                                             596,625
    3,200   @    Reebok Intl. Ltd.                                       83,776
    8,650        VF Corp.                                               367,625
                                                                   ------------
                                                                      1,353,461
                                                                   ------------
                 AUTO MANUFACTURERS: 0.84%
   73,650        Ford Motor Co.                                       1,299,923
   24,150        General Motors Corp.                                 1,500,923
    2,900   @    Navistar Intl. Corp.                                   102,979
    8,325        Paccar, Inc.                                           368,298
                                                                   ------------
                                                                      3,272,123
                                                                   ------------
                 AUTO PARTS & EQUIPMENT: 0.38%
    9,700        Cooper Tire & Rubber Co.                               221,548
    5,300        Dana Corp.                                             112,996
   23,150        Delphi Corp.                                           364,612
   12,050        Goodyear Tire & Rubber Co.                             264,136
    8,500        TRW, Inc.                                              466,650
    2,955        Visteon Corp.                                           46,541
                                                                   ------------
                                                                      1,476,483
                                                                   ------------
                 BANKS: 6.78%
   13,800        AmSouth BanCorp.                                       306,360
   87,900        Bank of America Corp.                                6,663,699
   45,900        Bank One Corp.                                       1,864,917
   17,300        BB&T Corp.                                             650,134
   12,190        Charter One Financial, Inc.                            441,278
    7,500        Comerica, Inc.                                         480,750
    9,550        Fifth Third BanCorp                                    622,374
    5,200        First Tennessee National Corp.                         202,540
   43,050        FleetBoston Financial Corp.                          1,517,082
    9,650        Huntington Bancshares, Inc.                            192,711
   23,400        KeyCorp                                                638,820
    6,150        Marshall & Ilsley Corp.                                381,854
   17,750        Mellon Financial Corp.                                 658,525
   27,400        National City Corp.                                    911,872
   11,350        PNC Financial Services Group, Inc.                     638,438
    9,200        Regions Financial Corp.                                331,660
   17,750        SouthTrust Corp.                                       460,968
   12,800        State Street Corp.                                     594,688
   11,500        SunTrust Banks, Inc.                                   785,450
    8,000        Union Planters Corp.                                   401,360
   76,331        US BanCorp                                           1,805,228
   55,300        Wachovia Corp.                                       2,121,861
   70,100        Wells Fargo & Co.                                    3,673,240
    3,600        Zions Bancorporation                                   198,252
                                                                   ------------
                                                                     26,544,061
                                                                   ------------
                 BEVERAGES: 3.18%
   36,200        Anheuser-Busch Cos., Inc.                            1,868,282
    3,150        Brown-Forman Corp.                                     247,936
  102,550        Coca-Cola Co.                                        5,697,678
   18,350        Coca-Cola Enterprises, Inc.                            399,112
    1,600        Coors (Adolph)                                         106,784
   10,950        Pepsi Bottling Group, Inc.                             361,569
   72,450        PepsiCo, Inc.                                        3,765,951
                                                                   ------------
                                                                     12,447,312
                                                                   ------------
                 BIOTECHNOLOGY: 0.80%
   42,000   @    Amgen, Inc.                                          2,000,460
    6,400   @    Chiron Corp.                                           231,680
    8,100   @    Genzyme Corp.                                          259,443
   24,850   @    Immunex Corp.                                          627,214
                                                                   ------------
                                                                      3,118,797
                                                                   ------------
                 BUILDING MATERIALS: 0.22%
    3,200   @    American Standard Cos., Inc.                           241,600
   17,100        Masco Corp.                                            455,886
    3,500        Vulcan Materials Co.                                   167,405
                                                                   ------------
                                                                        864,891
                                                                   ------------
                 CHEMICALS: 1.31%
    8,950        Air Products & Chemicals, Inc.                         448,842
    4,900        Ashland, Inc.                                          186,151
   14,550        Dow Chemical Co.                                       485,097
   41,650        Du Pont (E.I.) de Nemours & Co.                      1,915,900
    5,200        Ecolab, Inc.                                           247,936
    5,500        Engelhard Corp.                                        171,160
    6,600        International Flavors & Fragrances, Inc.               224,796
    7,600        PPG Industries, Inc.                                   434,568
    6,250        Praxair, Inc.                                          350,000
    8,650        Rohm & Haas Co.                                        325,932
   10,900        Sherwin-Williams Co.                                   344,440
                                                                   ------------
                                                                      5,134,822
                                                                   ------------
                 COMMERCIAL SERVICES: 0.81%
    6,600   @    Apollo Group, Inc.                                     227,568
   20,950   @    Concord EFS, Inc.                                      655,106
    7,450   @    Convergys Corp.                                        195,488
    5,000        Deluxe Corp.                                           226,200
    5,000        Equifax, Inc.                                          138,150
   10,150        H&R Block, Inc.                                        455,735
    9,500        McKesson Corp.                                         356,250
    9,200        Moody's Corp.                                          443,072
    5,850        Paychex, Inc.                                          202,703
    7,150   @    Robert Half Intl., Inc.                                176,462
    3,950        RR Donnelley & Sons Co.                                113,878
                                                                   ------------
                                                                      3,190,612
                                                                   ------------
                 COMPUTERS: 4.37%
   10,100   @    Apple Computer, Inc.                                   235,330
    6,900   @    Computer Sciences Corp.                                326,853
  183,600   @    Dell Computer Corp.                                  4,929,660
   19,100        Electronic Data Systems Corp.                        1,008,862
   94,050   @    EMC Corp. -- Mass.                                     681,862
  125,459        Hewlett-Packard Co.                                  2,395,012
   70,850        International Business Machines Corp.                5,699,883
    5,350   @    Lexmark Intl., Inc.                                    334,108
   19,900   @    Network Appliance, Inc.                                258,899
  142,350   @    Sun Microsystems, Inc.                                 980,792
   11,050   @    Unisys Corp.                                           126,412
    6,350   @    Veritas Software Corp.                                 143,955
                                                                   ------------
                                                                     17,121,628
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                    COSMETICS/PERSONAL CARE: 3.40%
       200          Alberto-Culver Co.                             $     10,594
     9,550          Avon Products, Inc.                                 505,672
    23,950          Colgate-Palmolive Co.                             1,298,090
    58,000          Gillette Co.                                      2,063,060
    22,500          Kimberly-Clark Corp.                              1,460,700
    88,850          Procter & Gamble Co.                              7,956,518
                                                                   ------------
                                                                     13,294,634
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.18%
    10,050          Genuine Parts Co.                                   367,328
     6,500          WW Grainger, Inc.                                   341,770
                                                                   ------------
                                                                        709,098
                                                                   ------------
                    DIVERSIFIED FINANCIAL
                    SERVICES: 7.66%
    53,750          American Express Co.                              2,284,912
     5,750          Bear Stearns Cos., Inc.                             345,287
     7,550          Capital One Financial Corp.                         471,422
   208,200          Citigroup, Inc.                                   8,990,076
     8,600          Countrywide Credit Industries, Inc.                 424,066
    68,150          Fannie Mae                                        5,452,681
    37,750          Freddie Mac                                       2,474,512
    31,850          Household Intl., Inc.                             1,629,128
    81,700          JP Morgan Chase & Co.                             2,937,115
    10,050          Lehman Brothers Holdings, Inc.                      613,050
    36,050          MBNA Corp.                                        1,305,371
    34,650          Merrill Lynch & Co., Inc.                         1,410,602
    17,850          Morgan Stanley Dean Witter & Co.                    811,461
     6,150          SLM Corp.                                           593,352
     8,250          Stilwell Financial, Inc.                            178,200
     1,800          T Rowe Price Group, Inc.                             64,998
                                                                   ------------
                                                                     29,986,233
                                                                   ------------
                    ELECTRIC: 2.63%
    22,450    @     AES Corp.                                           147,047
     6,800          Allegheny Energy, Inc.                              244,324
    13,750          American Electric Power Co., Inc.                   587,537
     6,800          Cinergy Corp.                                       247,860
     8,500          Consolidated Edison, Inc.                           372,045
     7,000          Constellation Energy Group, Inc.                    211,890
     9,700          Dominion Resources, Inc.                            628,366
     6,300          DTE Energy Co.                                      294,840
    33,050          Duke Energy Corp.                                 1,057,930
    21,700    @     Edison Intl.                                        404,922
    11,400          Entergy Corp.                                       501,372
     5,400          Exelon Corp.                                        288,846
    12,100          FirstEnergy Corp.                                   417,571
     6,950          FPL Group, Inc.                                     437,780
    20,000    @     Mirant Corp.                                        190,000
     8,500          NiSource, Inc.                                      205,955
    27,700    @     PG&E Corp.                                          595,550
     5,900          Pinnacle West Capital Corp.                         236,649
     2,500          PPL Corp.                                            88,475
    13,450   X,@    Progress Energy, Inc.                               438,134
    11,100          Public Service Enterprise Group, Inc.               502,608
    22,200          Reliant Energy, Inc.                                377,622
    28,000          Southern Co.                                        756,000
     6,600          TECO Energy, Inc.                                   164,340
    10,750          TXU Corp.                                           551,798
    15,605          XCEL Energy, Inc.                                   335,351
                                                                   ------------
                                                                     10,284,812
                                                                   ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.34%
     8,900    @     American Power Conversion                           124,244
    16,800          Emerson Electric Co.                                971,880
     6,500          Molex, Inc.                                         245,375
                                                                   ------------
                                                                      1,341,499
                                                                   ------------
                    ELECTRONICS: 0.67%
    17,950    @     Agilent Technologies, Inc.                          473,341
     9,350          Applera Corp.                                       170,170
     9,900    @     Jabil Circuit, Inc.                                 227,304
     3,700          Johnson Controls, Inc.                              325,822
     6,800          Parker Hannifin Corp.                               333,200
    26,350    @     Sanmina-SCI Corp.                                   303,025
    55,000    @     Solectron Corp.                                     444,400
     4,700    @     Tektronix, Inc.                                      95,316
     6,300    @     Thermo Electron Corp.                               115,668
     4,800    @     Waters Corp.                                        127,968
                                                                   ------------
                                                                      2,616,214
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.05%
     5,300          Fluor Corp.                                         199,280
                                                                   ------------
                                                                        199,280
                                                                   ------------
                    ENTERTAINMENT: 0.06%
     3,650    @     International Game Technology                       228,125
                                                                   ------------
                                                                        228,125
                                                                   ------------
                    ENVIRONMENTAL CONTROL: 0.19%
     7,200    @     Allied Waste Industries, Inc.                        80,640
    24,100          Waste Management, Inc.                              661,545
                                                                   ------------
                                                                        742,185
                                                                   ------------
                    FOOD: 2.17%
    17,250          Albertson's, Inc.                                   606,682
    35,645          Archer-Daniels-Midland Co.                          518,635
     6,400          Campbell Soup Co.                                   180,800
    28,300          Conagra Foods, Inc.                                 696,463
    14,750          General Mills, Inc.                                 671,125
     6,150          Hershey Foods Corp.                                 410,390
    13,600          HJ Heinz Co.                                        552,568
    16,250          Kellogg Co.                                         596,375
    32,800    @     Kroger Co.                                          733,080
     8,600    @     Safeway, Inc.                                       349,590
    32,550          Sara Lee Corp.                                      686,154
     5,850          Supervalu, Inc.                                     176,553
    26,200          Sysco Corp.                                         729,670
    22,100    @@    Unilever NV ADR                                   1,447,992
     6,600          Winn-Dixie Stores, Inc.                             128,106
                                                                   ------------
                                                                      8,484,183
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.46%
     2,100          Boise Cascade Corp.                                  74,718
     9,600          Georgia-Pacific Corp.                               256,224
    20,450          International Paper Co.                             881,395
     6,600          Plum Creek Timber Co., Inc.                         200,442
     2,500          Temple-Inland, Inc.                                 139,200
     3,650          Weyerhaeuser Co.                                    239,075
                                                                   ------------
                                                                      1,791,054
                                                                   ------------
                    GAS: 0.19%
     5,200          KeySpan Corp.                                       196,872
     2,750          Nicor, Inc.                                         132,165
     1,400          Peoples Energy Corp.                                 55,132
    14,850          Sempra Energy                                       371,399
                                                                   ------------
                                                                        755,568
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     HAND/MACHINE TOOLS: 0.07%
     2,300           Black & Decker Corp.                          $    109,917
     1,300           Snap-On, Inc.                                       41,080
     2,900           Stanley Works                                      123,482
                                                                   ------------
                                                                        274,479
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 3.91%
    14,800           Becton Dickinson & Co.                             556,480
     4,400           Biomet, Inc.                                       124,212
    18,750     @     Boston Scientific Corp.                            522,187
     3,950           CR Bard, Inc.                                      217,645
    12,000     @     Guidant Corp.                                      480,000
   167,110           Johnson & Johnson                               10,252,199
    48,850           Medtronic, Inc.                                  2,254,428
     5,200     @     St. Jude Medical, Inc.                             438,880
     3,200           Stryker Corp.                                      174,592
     8,290     @     Zimmer Holdings, Inc.                              289,984
                                                                   ------------
                                                                     15,310,607
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.46%
     6,300           Aetna, Inc.                                        301,455
    20,400           HCA, Inc.                                        1,002,252
     9,900     @     Health Management Associates, Inc.                 203,841
    15,150     @     Healthsouth Corp.                                  214,373
     9,600     @     Humana, Inc.                                       146,112
     3,350     @     Manor Care, Inc.                                    86,765
    14,750     @     Tenet Healthcare Corp.                           1,098,875
    21,150           UnitedHealth Group, Inc.                         1,920,420
    10,000     @     Wellpoint Health Networks                          741,600
                                                                   ------------
                                                                      5,715,693
                                                                   ------------
                     HOME BUILDERS: 0.04%
     3,200           KB Home                                            164,896
                                                                   ------------
                                                                        164,896
                                                                   ------------
                     HOME FURNISHINGS: 0.19%
    14,650           Leggett & Platt, Inc.                              385,588
     2,300           Maytag Corp.                                       103,017
     3,500           Whirlpool Corp.                                    249,900
                                                                   ------------
                                                                        738,505
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.35%
     4,600           Avery Dennison Corp.                               300,702
    13,150           Clorox Co.                                         602,270
     8,500           Fortune Brands, Inc.                               456,025
                                                                   ------------
                                                                      1,358,997
                                                                   ------------
                     HOUSEWARES: 0.09%
    10,300           Newell Rubbermaid, Inc.                            351,745
                                                                   ------------
                                                                        351,745
                                                                   ------------
                     INSURANCE: 4.57%
    10,850    @@     ACE Ltd.                                           375,518
     8,400           Aflac, Inc.                                        270,144
    29,700           Allstate Corp.                                   1,142,856
     6,300           AMBAC Financial Group, Inc.                        424,368
   105,548           American Intl. Group                             7,068,549
    10,950           AON Corp.                                          366,058
     7,200           Chubb Corp.                                        541,152
     6,600           Cigna Corp.                                        699,930
     6,350           Cincinnati Financial Corp.                         288,163
     9,700           Hartford Financial Services Group, Inc.            640,200
     8,350           Jefferson-Pilot Corp.                              397,544
    12,300           John Hancock Financial Services, Inc.              451,287
     7,200           Lincoln National Corp.                             322,704
    11,400           Marsh & McLennan Cos., Inc.                      1,150,260
     5,900           MBIA, Inc.                                         331,049
    28,200           Metlife, Inc.                                      937,086
     4,500           MGIC Investment Corp.                              327,510
    12,100           Progressive Corp.                                  716,441
     4,800           Safeco Corp.                                       153,552
     8,300           St. Paul Cos.                                      353,663
     4,500           Torchmark Corp.                                    181,620
     9,900           UnumProvident Corp.                                250,470
     5,550    @@     XL Capital Ltd.                                    491,286
                                                                   ------------
                                                                     17,881,410
                                                                   ------------
                     INTERNET: 0.09%
    22,150     @     Yahoo, Inc.                                        354,843
                                                                   ------------
                                                                        354,843
                                                                   ------------
                     IRON/STEEL: 0.07%
     3,900           Nucor Corp.                                        260,013
                                                                   ------------
                                                                        260,013
                                                                   ------------
                     LEISURE TIME: 0.27%
     4,900           Brunswick Corp.                                    130,340
    11,500           Harley-Davidson, Inc.                              604,670
     8,400     @     Sabre Holdings Corp.                               330,960
                                                                   ------------
                                                                      1,065,970
                                                                   ------------
                     LODGING: 0.29%
     6,600     @     Harrah's Entertainment, Inc.                       314,490
    10,900           Hilton Hotels Corp.                                154,780
     8,500           Marriott Intl., Inc.                               343,740
     9,700           Starwood Hotels & Resorts Worldwide, Inc.          343,283
                                                                   ------------
                                                                      1,156,293
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.27%
    10,100           Deere & Co.                                        474,700
    11,250           Dover Corp.                                        400,387
     8,500           Rockwell Automation, Inc.                          186,490
                                                                   ------------
                                                                      1,061,577
                                                                   ------------
                     MEDIA: 2.66%
    71,600     @     AOL Time Warner, Inc.                            1,338,920
    23,900     @     Clear Channel Communications, Inc.               1,272,197
    37,950     @     Comcast Corp.                                    1,068,672
     2,400           Dow Jones & Co., Inc.                              132,120
     9,900           Gannett Co., Inc.                                  750,420
     3,800           Knight-Ridder, Inc.                                250,154
     7,600           McGraw-Hill Cos., Inc.                             479,788
       900           Meredith Corp.                                      36,396
     6,200           New York Times Co.                                 311,674
    12,100           Tribune Co.                                        514,371
    71,350     @     Viacom, Inc.                                     3,493,296
    32,900           Walt Disney Co.                                    753,739
                                                                   ------------
                                                                     10,401,747
                                                                   ------------
                     MINING: 0.70%
    16,150    @@     Alcan, Inc.                                        615,315
    34,750           Alcoa, Inc.                                      1,215,555
     2,700   @,@@    Inco Ltd.                                           61,182
    15,750           Newmont Mining Corp.                               491,558
     4,250           Phelps Dodge Corp.                                 165,793
    14,100    @@     Placer Dome, Inc.                                  191,760
                                                                   ------------
                                                                      2,741,163
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 5.42%
    27,550           3M Co.                                           3,455,597
     3,250           Cooper Industries Ltd.                             140,952
     1,800           Crane Co.                                           49,914
     5,200           Danaher Corp.                                      362,024
    11,300           Eastman Kodak Co.                                  375,951
     4,600           Eaton Corp.                                        371,772
   400,550           General Electric Co.                            12,473,127
    13,100           Honeywell Intl., Inc.                              513,520
    11,400           Illinois Tool Works, Inc.                          809,742
     2,700    @@     Ingersoll-Rand Co.                                 135,945
     5,000           ITT Industries, Inc.                               335,000
     5,600           Pall Corp.                                         127,456
     5,600           Textron, Inc.                                      262,752
    82,600    @@     Tyco Intl. Ltd.                                  1,813,070
                                                                   ------------
                                                                     21,226,822
                                                                   ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.16%
     8,800           Pitney Bowes, Inc.                                 360,360
    29,550     @     Xerox Corp.                                        265,064
                                                                   ------------
                                                                        625,424
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                   OIL & GAS: 5.67%
     3,800         Amerada Hess Corp.                                $  312,550
        10         Anadarko Petroleum Corp.                                 507
     7,200         Apache Corp.                                         400,896
     3,400         Burlington Resources, Inc.                           138,040
    55,693         ChevronTexaco Corp.                                4,859,214
    30,250         Conoco, Inc.                                         813,120
     4,600         Devon Energy Corp.                                   240,350
   142,250         Exxon Mobil Corp.                                  5,680,042
    16,500         Marathon Oil Corp.                                   452,430
     6,900    @    Nabors Industries, Inc.                              302,910
     5,800    @    Noble Corp.                                          248,356
    20,300         Occidental Petroleum Corp.                           606,158
    20,060         Phillips Petroleum Co.                             1,154,453
   110,850   @@    Royal Dutch Petroleum Co. ADR                      6,096,750
     4,200         Sunoco, Inc.                                         149,352
    11,100         Transocean, Inc.                                     423,687
     8,900         Unocal Corp.                                         327,698
                                                                   ------------
                                                                     22,206,513
                                                                   ------------
                   OIL & GAS SERVICES: 0.23%
     7,300         Baker Hughes, Inc.                                   267,545
     6,400    @    BJ Services Co.                                      240,128
    21,750         Halliburton Co.                                      403,463
                                                                   ------------
                                                                        911,136
                                                                   ------------
                   PACKAGING & CONTAINERS: 0.16%
     2,200         Ball Corp.                                            91,476
     4,250         Bemis Co.                                            212,075
     5,700    @    Pactiv Corp.                                         132,069
     4,250    @    Sealed Air Corp.                                     190,188
                                                                   ------------
                                                                        625,808
                                                                   ------------
                   PHARMACEUTICALS: 7.51%
    63,000         Abbott Laboratories                                2,992,500
     5,800         Allergan, Inc.                                       365,980
     1,800         AmerisourceBergen Corp.                              138,762
    78,450         Bristol-Myers Squibb Co.                           2,441,364
    45,300         Eli Lilly & Co.                                    2,930,910
     7,300    @    Forest Laboratories, Inc.                            538,959
    13,966    @    King Pharmaceuticals, Inc.                           377,780
    10,100    @    Medimmune, Inc.                                      328,452
    93,800         Merck & Co., Inc.                                  5,355,980
   253,650         Pfizer, Inc.                                       8,776,290
    52,600         Pharmacia Corp.                                    2,271,794
    58,250         Schering-Plough Corp.                              1,540,713
     5,200    @    Watson Pharmaceuticals, Inc.                         135,200
    21,300         Wyeth                                              1,182,150
                                                                   ------------
                                                                     29,376,834
                                                                   ------------
                   PIPELINES: 0.30%
    15,150         Dynegy, Inc.                                         134,683
    20,950         EL Paso Corp.                                        537,367
     4,950         Kinder Morgan, Inc.                                  214,088
    20,250         Williams Cos., Inc.                                  287,550
                                                                   ------------
                                                                      1,173,688
                                                                   ------------
                   REITS: 0.19%
    16,150         Equity Office
                   Properties Trust                                     486,761
     9,300         Equity Residential                                   269,142
                                                                   ------------
                                                                        755,903
                                                                   ------------
                   RETAIL: 8.04%
     7,550    @    Autozone, Inc.                                       617,967
    11,500    @    Bed Bath & Beyond, Inc.                              394,450
    17,600    @    Best Buy Co., Inc.                                   813,120
    10,100         Circuit City Stores, Inc.                            231,391
    18,350    @    Costco Wholesale Corp.                               720,604
     6,450         Darden Restaurants, Inc.                             162,088
     3,100         Dillard's, Inc.                                       93,093
    14,350         Dollar General Corp.                                 246,676
     6,350         Family Dollar Stores                                 228,600
     8,050    @    Federated Department Stores                          333,350
   127,800         Home Depot, Inc.                                   5,327,982
    16,800         JC Penney Co., Inc.                                  410,928
    13,750    @    Kohl's Corp.                                       1,031,250
    42,200         Lowe's Cos., Inc.                                  1,990,152
    36,300         Ltd. Brands                                          761,937
    12,450         May Department Stores Co.                            437,991
    54,350         McDonald's Corp.                                   1,627,239
     4,800         Nordstrom, Inc.                                      118,176
    26,100    @    Office Depot, Inc.                                   477,108
    12,150         RadioShack Corp.                                     416,016
    13,400         Sears Roebuck and Co.                                791,270
    31,150    @    Staples, Inc.                                        656,642
    18,000    @    Starbucks Corp.                                      437,040
    35,300         Target Corp.                                       1,463,185
    36,850         The Gap, Inc.                                        536,905
     6,200         Tiffany & Co.                                        232,500
    31,000         TJX Cos., Inc.                                       653,790
   179,850         Wal-Mart Stores, Inc.                              9,729,885
     4,400         Wendy's Intl., Inc.                                  167,068
     5,800    @    Yum! Brands, Inc.                                    370,620
                                                                   ------------
                                                                     31,479,023
                                                                   ------------
                   SAVINGS & LOANS: 0.68%
     8,450         Golden West Financial Corp.                          591,162
    53,050         Washington Mutual, Inc.                            2,062,054
                                                                   ------------
                                                                      2,653,216
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                  SEMICONDUCTORS: 4.25%
    20,350   @    Altera Corp.                                     $    366,910
    14,200   @    Analog Devices, Inc.                                  520,004
    63,500   @    Applied Materials, Inc.                             1,408,430
     9,750   @    Broadcom Corp.                                        219,862
    11,100   @    Conexant Systems, Inc.                                 79,365
   268,600        Intel Corp.                                         7,418,732
    12,600   @    Kla-Tencor Corp.                                      656,838
    22,350        Linear Technology Corp.                               832,538
     8,400   @    LSI Logic Corp.                                        95,760
    13,150   @    Maxim Integrated Products                             604,900
    10,300   @    National Semiconductor Corp.                          316,210
     5,650   @    Novellus Systems, Inc.                                240,012
     5,300   @    Nvidia Corp.                                          177,338
    10,300   @    PMC -- Sierra, Inc.                                   146,466
     6,050   @    QLogic Corp.                                          276,606
     2,850   @    Teradyne, Inc.                                         77,178
    93,950        Texas Instruments, Inc.                             2,693,547
    13,750   @    Xilinx, Inc.                                          484,825
                                                                   ------------
                                                                     16,615,521
                                                                   ------------
                  SOFTWARE: 4.86%
     9,400        Adobe Systems, Inc.                                   339,340
     3,400        Autodesk, Inc.                                         45,900
    26,000        Automatic Data Processing                           1,349,920
    17,000   @    BMC Software, Inc.                                    287,470
     6,500   @    Citrix Systems, Inc.                                   69,355
    24,250        Computer Associates Intl., Inc.                       420,980
    13,950   @    Compuware Corp.                                       102,811
    14,800        First Data Corp.                                    1,172,160
     7,300   @    Fiserv, Inc.                                          310,542
    11,200   @    Intuit, Inc.                                          489,776
     3,900   @    Mercury Interactive Corp.                             132,054
   216,800   @    Microsoft Corp.                                    11,037,288
   305,200   @    Oracle Corp.                                        2,411,080
    22,200   @    Peoplesoft, Inc.                                      455,322
     7,050   @    Rational Software Corp.                                80,229
    17,200   @    Siebel Systems, Inc.                                  313,900
                                                                   ------------
                                                                     19,018,127
                                                                   ------------
                  TELECOMMUNICATIONS: 6.91%
    12,200        Alltel Corp.                                          628,178
     2,600   @    Andrew Corp.                                           44,798
   141,600        AT&T Corp.                                          1,694,952
   118,945   @    AT&T Wireless Services, Inc.                          964,644
    76,200        BellSouth Corp.                                     2,535,936
    10,750        CenturyTel, Inc.                                      333,250
    15,100   @    CIENA Corp.                                            85,466
   497,850   @    Cisco Systems, Inc.                                 7,856,073
    11,800   @    Citizens Communications Co.                           110,920
    11,900   @    Comverse Technology, Inc.                             141,015
    52,100   @    JDS Uniphase Corp.                                    182,871
    54,800   @    Lucent Technologies, Inc.                             254,820
    88,200        Motorola, Inc.                                      1,410,318
    12,350   @    Qualcomm, Inc.                                        390,754
   135,400        SBC Communications, Inc.                            4,642,866
     6,600        Scientific-Atlanta, Inc.                              128,370
    35,650        Sprint Corp.-FON Group                                586,443
    17,500   @    Sprint Corp.-PCS Group                                182,700
    15,900   @    Tellabs, Inc.                                         153,594
   109,900        Verizon Communications, Inc.                        4,725,700
                                                                   ------------
                                                                     27,053,668
                                                                   ------------
                  TEXTILES: 0.07%
     5,300        Cintas Corp.                                          276,713
                                                                   ------------
                                                                        276,713
                                                                   ------------
                  TOYS/GAMES/HOBBIES: 0.21%
    10,200        Hasbro, Inc.                                          156,060
    30,450        Mattel, Inc.                                          646,758
                                                                   ------------
                                                                        802,818
                                                                   ------------
                  TRANSPORTATION: 0.52%
    14,200        Burlington Northern Santa Fe Corp.                    401,860
     7,900        CSX Corp.                                             271,760
    12,410   @    FedEx Corp.                                           669,519
     6,200        Norfolk Southern Corp.                                131,254
     9,300        Union Pacific Corp.                                   569,532
                                                                   ------------
                                                                      2,043,925
                                                                   ------------
                  Total Common Stock (Cost $364,145,072)            388,644,927
                                                                   ------------

Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.36%
$1,428,000  FHLB Discount Note 1.800%, due 06/03/02                $  1,428,000
                                                                   ------------
            Total Short-Term Investment (Cost $1,428,000)             1,428,000
                                                                   ------------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $365,573,072)*                     99.66%      $390,072,927
            OTHER ASSETS AND LIABILITIES-NET            0.34%         1,311,467
                                                      ------       ------------
            NET ASSETS                                100.00%      $391,384,394
                                                      ======       ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
X Market value determined by ING Valuation Committee appointed by the Funds Board of Directors.
* Cost for federal income tax purposes is $399,265,319. Net unrealized depreciation consists of:

            Gross Unrealized Appreciation                          $  8,825,842
            Gross Unrealized Depreciation                           (18,018,234)
                                                                   ------------
            Net Unrealized Depreciation                            $ (9,192,392)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 96.50%
                     ADVERTISING: 0.42%
     3,600     @     Catalina Marketing Corp.                      $    119,880
     6,300           Harte-Hanks, Inc.                                  137,907
                                                                   ------------
                                                                        257,787
                                                                   ------------
                     AEROSPACE/DEFENSE: 0.83%
     5,700     @     L-3 Communications Holdings, Inc.                  359,670
       700     @     Sequa Corp.                                         38,220
     5,400     @     Titan Corp.                                        116,100
                                                                   ------------
                                                                        513,990
                                                                   ------------
                     AGRICULTURE: 0.90%
     6,600           RJ Reynolds Tobacco Holdings, Inc.                 466,620
     2,200           Universal Corp.                                     89,320
                                                                   ------------
                                                                        555,940
                                                                   ------------
                     AIRLINES: 0.04%
       800     @     Alaska Air Group, Inc.                              22,280
                                                                   ------------
                                                                         22,280
                                                                   ------------
                     APPAREL: 0.54%
     3,000     @     Coach, Inc.                                        156,780
     2,900     @     Timberland Co.                                     112,462
     6,200     @     Unifi, Inc.                                         61,628
                                                                   ------------
                                                                        330,870
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 1.50%
     7,700           ArvinMeritor, Inc.                                 205,590
     2,700           Bandag, Inc.                                        86,400
     1,900           BorgWarner, Inc.                                   122,360
     6,300     @     Lear Corp.                                         291,186
     2,500           Modine Manufacturing Co.                            70,625
     3,300           Superior Industries Intl.                          151,008
                                                                   ------------
                                                                        927,169
                                                                   ------------
                     BANKS: 6.42%
     5,346           Associated Banc-Corp.                              202,346
     5,100           Bank of Hawaii Corp.                               147,645
     4,400           Banknorth Group, Inc.                              118,316
     3,500           City National Corp.                                189,910
     7,300           Colonial BancGroup, Inc.                           112,420
     1,900           Commerce BanCorp., Inc.                             91,466
    12,400           Compass Bancshares, Inc.                           431,520
     3,200           First Virginia Banks, Inc.                         182,016
     5,900           FirstMerit Corp.                                   163,194
     3,500           Greater Bay BanCorp.                               115,115
    10,400           Hibernia Corp.                                     208,728
     6,600           M&T Bank Corp.                                     575,322
     5,000           Mercantile Bankshares Corp.                        207,750
    14,600           National Commerce Financial Corp.                  404,128
    11,400           North Fork BanCorp, Inc.                           448,134
     3,600           Provident Financial Group, Inc.                    106,128
     1,400     @     Silicon Valley Bancshares                           43,568
     2,300           TCF Financial Corp.                                117,898
     2,300           Westamerica BanCorp                                102,304
                                                                   ------------
                                                                      3,967,908
                                                                   ------------
                     BEVERAGES: 0.55%
     6,000     @     Constellation Brands, Inc.                         176,820
    10,300           PepsiAmericas, Inc.                                163,770
                                                                   ------------
                                                                        340,590
                                                                   ------------
                     BIOTECHNOLOGY: 1.41%
    10,800     @     Idec Pharmaceuticals Corp.                         463,212
     5,100     @     Incyte Genomics, Inc.                               37,480
    20,300     @     Millennium Pharmaceuticals, Inc.                   306,327
     5,700     @     Protein Design Labs, Inc.                           64,809
                                                                   ------------
                                                                        871,828
                                                                   ------------
                     BUILDING MATERIALS: 0.35%
     3,100           Martin Marietta Materials, Inc.                    124,000
     2,600           York Intl. Corp.                                    92,170
                                                                   ------------
                                                                        216,170
                                                                   ------------
                     CHEMICALS: 2.66%
     8,000     @     Airgas, Inc.                                       130,400
     3,000           Albemarle Corp.                                     95,640
     4,000           Cabot Corp.                                         98,520
     1,800     @     Cabot Microelectronics Corp.                        87,804
     3,400           Crompton Corp.                                      38,488
     3,600     @     Cytec Industries, Inc.                             111,564
     2,800           Ferro Corp.                                         82,292
     2,500           HB Fuller Co.                                       72,125
     8,400           IMC Global, Inc.                                   117,768
     5,000           Lubrizol Corp.                                     175,050
     3,400           Lyondell Chemical Co.                               55,828
     1,300           Minerals Technologies, Inc.                         68,315
     1,300           Olin Corp.                                          25,584
    13,400           RPM, Inc.                                          210,916
     3,300           Schulman (A.), Inc.                                 65,439
     5,800           Solutia, Inc.                                       47,270
     3,400           Valspar Corp.                                      159,460
                                                                   ------------
                                                                      1,642,463
                                                                   ------------
                     COMMERCIAL SERVICES: 2.61%
     2,600           Banta Corp.                                         89,180
     1,700     @     DeVry, Inc.                                         45,866
     3,500     @     Education Management Corp.                         144,725
     5,400     @     Gartner, Inc.                                       61,560
     3,300           Kelly Services, Inc.                                85,998
       600     @     Korn/Ferry Intl.                                     6,432
     5,300           Manpower, Inc.                                     219,738
    11,000     @     MPS Group, Inc.                                     90,860
     1,700     @     NCO Group, Inc.                                     42,772
     4,200     @     Plexus Corp.                                        94,962
     3,400     @     Quanta Services, Inc.                               42,738
     2,200           Rollins, Inc.                                       45,980
     1,800     @     Sotheby's Holdings                                  25,218
     1,100     @     Sylvan Learning Systems, Inc.                       30,250
     4,600     @     United Rentals, Inc.                               107,364
     3,600     @     Valassis Communications, Inc.                      147,060
    11,100           Viad Corp.                                         329,337
                                                                   ------------
                                                                      1,610,040
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                COMPUTERS: 4.77%
   9,500   @    Affiliated Computer Services, Inc.                 $    528,580
   8,700   @    BISYS Group, Inc.                                       302,499
   9,900   @    Ceridian Corp.                                          226,314
   2,100        Diebold, Inc.                                            83,013
   8,000   @    DST Systems, Inc.                                       395,280
   6,000        Henry (Jack) & Associates, Inc.                         118,440
   2,200   @    Imation Corp.                                            63,690
   2,200   @    InFocus Corp.                                            25,784
   3,000   @    McData Corp.                                             25,950
   4,300   @    Mentor Graphics Corp.                                    69,875
   4,800   @    Sandisk Corp.                                            67,236
  12,800   @    Storage Technology Corp.                                230,400
  19,700   @    Sungard Data Systems, Inc.                              553,964
   3,900   @    SYKES Enterprises, Inc.                                  36,894
   4,300   @    Synopsys, Inc.                                          216,892
                                                                   ------------
                                                                      2,944,811
                                                                   ------------
                DISTRIBUTION/WHOLESALE: 0.74%
   5,000        Fastenal Co.                                            197,550
   6,500   @    Tech Data Corp.                                         261,755
                                                                   ------------
                                                                        459,305
                                                                   ------------
                DIVERSIFIED FINANCIAL SERVICES: 2.00%
   5,500        AG Edwards, Inc.                                        218,295
   6,200   @    AmeriCredit Corp.                                       217,620
   2,100        Eaton Vance Corp.                                        73,395
   3,500   @    Investment Technology Group, Inc.                       127,400
   4,700        Legg Mason, Inc.                                        259,722
   4,900        Metris Cos., Inc.                                        72,128
   4,800        Neuberger Berman, Inc.                                  208,944
   2,300        Waddell & Reed Financial, Inc.                           56,810
                                                                   ------------
                                                                      1,234,314
                                                                   ------------
                ELECTRIC: 4.52%
   5,700        Allete, Inc.                                            171,114
   2,600        Alliant Energy Corp.                                     71,552
   1,750        Black Hills Corp.                                        61,967
   2,900        Cleco Corp.                                              67,164
  10,400        Conectiv                                                258,856
   3,100        DQE, Inc.                                                54,808
   7,500        Energy East Corp.                                       173,250
   4,100        Great Plains Energy, Inc.                                95,407
   2,300        Hawaiian Electric Industries                            104,765
   1,100        IdaCorp, Inc.                                            38,599
   4,600        MDU Resources Group, Inc.                               137,862
   9,400        Northeast Utilities                                     186,590
   5,000        NSTAR                                                   240,000
   5,000        OGE Energy Corp.                                        113,950
   2,900        PNM Resources, Inc.                                      75,400
   3,100        Potomac Electric Power                                   65,503
   6,400        Puget Energy, Inc.                                      133,440
   7,600        SCANA Corp.                                             237,576
   6,200        Sierra Pacific Resources                                 43,214
   4,600        Western Resources, Inc.                                  77,878
  11,500        Wisconsin Energy Corp.                                  302,565
   2,000        WPS Resources Corp.                                      82,160
                                                                   ------------
                                                                      2,793,620
                                                                   ------------
                ELECTRICAL COMPONENTS & EQUIPMENT: 0.73%
   1,900        Ametek, Inc.                                             71,744
   6,200   @    Energizer Holdings, Inc.                                167,090
   5,700        Hubbell, Inc.                                           210,615
                                                                   ------------
                                                                        449,449
                                                                   ------------
                ELECTRONICS: 1.72%
  12,100   @    Arrow Electronics, Inc.                                 302,742
   8,400        Avnet, Inc.                                             194,292
     900   @    FEI Co.                                                  24,120
   4,800   @    Gentex Corp.                                            148,464
   5,700   @    Kemet Corp.                                             115,254
  11,400   @    Vishay Intertechnology, Inc.                            279,984
                                                                   ------------
                                                                      1,064,856
                                                                   ------------
                ENGINEERING & CONSTRUCTION: 0.45%
   5,600   @    Dycom Industries, Inc.                                   73,920
   2,900        Granite Construction, Inc.                               67,019
   3,500   @    Jacobs Engineering Group, Inc.                          134,365
                                                                   ------------
                                                                        275,304
                                                                   ------------
                ENTERTAINMENT: 0.56%
   7,000   @    GTECH Holdings Corp.                                    197,050
   3,600        International Speedway Corp.                            146,988
                                                                   ------------
                                                                        344,038
                                                                   ------------
                ENVIRONMENTAL CONTROL: 0.38%
  11,300   @    Republic Services, Inc.                                 237,526
                                                                   ------------
                                                                        237,526
                                                                   ------------
                FOOD: 3.22%
   6,142   @    Dean Foods Co.                                          224,183
   7,000        Dole Food Co.                                           232,890
   9,500        Hormel Foods Corp.                                      231,895
   4,100        Interstate Bakeries                                     111,069
   1,300        JM Smucker Co.                                           43,290
   4,100        McCormick & Co., Inc.                                   107,666
   5,900        Ruddick Corp.                                            95,580
   3,500        Sensient Technologies Corp.                              83,545
   7,600   @    Smithfield Foods, Inc.                                  139,840
   1,254        Tootsie Roll Industries, Inc.                            59,076
  25,473        Tyson Foods, Inc.                                       375,981
   5,500   @    Whole Foods Market, Inc.                                281,435
                                                                   ------------
                                                                      1,986,450
                                                                   ------------
                FOREST PRODUCTS & PAPER: 0.52%
   2,600        Glatfelter                                               49,039
   2,400        Longview Fibre Co.                                       24,003
   1,700        Potlatch Corp.                                           58,228
   2,700        Rayonier, Inc.                                          141,807
   3,700        Wausau-Mosinee Paper Corp.                               49,508
                                                                   ------------
                                                                        322,585
                                                                   ------------
                GAS: 0.72%
   4,900        AGL Resources, Inc.                                     112,210
   6,900        Oneok, Inc.                                             143,313
   4,300        Vectren Corp.                                           108,403
   3,100        WGL Holdings, Inc.                                       82,553
                                                                   ------------
                                                                        446,479
                                                                   ------------
                HAND/MACHINE TOOLS: 0.14%
   2,200        Kennametal, Inc.                                         88,220
                                                                   ------------
                                                                         88,220
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                 HEALTHCARE-PRODUCTS: 2.89%
   7,700    @    Apogent Technologies, Inc.                        $    191,499
   1,700         Beckman Coulter, Inc.                                   84,915
   8,300    @    Cytyc Corp.                                            135,207
   5,450         Dentsply Intl., Inc.                                   218,327
   4,300    @    Edwards Lifesciences Corp.                             102,426
   3,100    @    Henry Schein, Inc.                                     153,698
   4,500         Hillenbrand Industries, Inc.                           273,375
   4,600    @    Patterson Dental Co.                                   231,886
   8,300    @    Steris Corp.                                           175,545
   4,700    @    Varian Medical Systems, Inc.                           220,430
                                                                   ------------
                                                                      1,787,308
                                                                   ------------
                 HEALTHCARE-SERVICES: 4.54%
   3,200    @    Apria Healthcare Group, Inc.                            75,744
   4,400    @    Covance, Inc.                                           80,300
  12,000    @    Health Net, Inc.                                       347,400
   2,600    @    LifePoint Hospitals, Inc.                              101,166
   7,700    @    Lincare Holdings, Inc.                                 228,536
  10,600    @    Oxford Health Plans                                    510,920
   6,800    @    Quest Diagnostics                                      594,456
   5,100    @    Triad Hospitals, Inc.                                  230,469
   4,300    @    Trigon Healthcare, Inc.                                445,265
   3,800    @    Universal Health Services, Inc.                        188,556
                                                                   ------------
                                                                      2,802,812
                                                                   ------------
                 HOME BUILDERS: 0.80%
  10,500         DR Horton, Inc.                                        257,460
   4,300         Lennar Corp.                                           235,296
                                                                   ------------
                                                                        492,756
                                                                   ------------
                 HOME FURNISHINGS: 0.69%
   5,000    @    Furniture Brands Intl., Inc.                           189,150
  12,400    @    Polycom, Inc.                                          237,460
                                                                   ------------
                                                                        426,610
                                                                   ------------
                 HOUSEHOLD PRODUCTS/WARES: 0.90%
   2,900         Blyth, Inc.                                             80,852
   2,700         Church & Dwight, Inc.                                   93,879
  11,000         Dial Corp.                                             222,200
   5,100         Pennzoil-Quaker State Co.                              110,109
   2,300         Wallace Computer Services, Inc.                         49,312
                                                                   ------------
                                                                        556,352
                                                                   ------------
                 INSURANCE: 4.60%
   3,600         Allmerica Financial Corp.                              174,780
   4,400         American Financial Group, Inc.                         117,656
   3,700   @@    Everest Re Group Ltd.                                  231,657
  11,370         Fidelity National Financial, Inc.                      348,036
   5,700         Gallagher Arthur J. & Co.                              200,925
   3,600         HCC Insurance Holdings, Inc.                            98,136
   2,200         Horace Mann Educators Corp.                             44,770
   3,600         Leucadia National Corp.                                123,624
   3,100         Mony Group, Inc.                                       107,818
   5,200    @    Ohio Casualty Corp.                                    108,732
  11,000         Old Republic Intl. Corp.                               365,200
   3,000         PMI Group, Inc.                                        256,800
   5,100         Protective Life Corp.                                  170,646
   6,700         Radian Group, Inc.                                     363,810
   2,200         StanCorp. Financial Group, Inc.                        129,096
                                                                   ------------
                                                                      2,841,686
                                                                   ------------
                 INTERNET: 1.97%
   4,300    @    Avocent Corp.                                           97,180
   2,300    @    Checkfree Corp.                                         48,806
  25,200    @    E*trade Group, Inc.                                    156,240
   4,100    @    IndyMac BanCorp., Inc.                                  94,833
   2,800    @    Internet Security Systems                               47,236
   4,000    @    Macromedia, Inc.                                        88,800
  16,800    @    Network Associates, Inc.                               325,080
  10,400    @    Symantec Corp.                                         357,448
                                                                   ------------
                                                                      1,215,623
                                                                   ------------
                 IRON/STEEL: 0.25%
   7,800    @    AK Steel Holding Corp.                                 108,966
   1,500         Carpenter Technology                                    43,875
                                                                   ------------
                                                                        152,841
                                                                   ------------
                 LODGING: 0.62%
   4,700    @    Mandalay Resort Group                                  153,220
  20,200    @    Park Place Entertainment Corp.                         228,260
                                                                   ------------
                                                                        381,480
                                                                   ------------
                 MACHINERY-DIVERSIFIED: 0.53%
   8,700    @    AGCO Corp.                                             180,525
   2,714         Albany Intl. Corp.                                      70,700
   1,600         Tecumseh Products Co.                                   74,400
                                                                   ------------
                                                                        325,625
                                                                   ------------
                 MEDIA: 2.71%
   7,200         Belo Corp.                                             172,512
   3,500    @    Entercom Communications Corp.                          183,925
   7,200    @    Hispanic Broadcasting Corp.                            179,712
   5,500         Lee Enterprises, Inc.                                  202,730
   1,400         Media General, Inc.                                     91,154
   2,600    @    Scholastic Corp.                                       123,734
     700         Washington Post                                        432,180
   7,600    @    Westwood One, Inc.                                     289,940
                                                                   ------------
                                                                      1,675,887
                                                                   ------------
                 METAL FABRICATE/HARDWARE: 0.16%
   2,100         Kaydon Corp.                                            54,390
   1,300         Precision Castparts Corp.                               45,643
                                                                   ------------
                                                                        100,033
                                                                   ------------
                 MISCELLANEOUS MANUFACTURING: 2.56%
     900         Carlisle Cos., Inc.                                     33,444
   4,300         Donaldson Co., Inc.                                    169,936
   2,600         Federal Signal Corp.                                    65,780
   3,800         Harsco Corp.                                           151,544
   3,600         Lancaster Colony Corp.                                 139,824
   6,000         Pentair, Inc.                                          281,940
   3,800         Pittston Brink's Group                                 102,638
   3,000    @    SPX Corp.                                              412,500
   2,800         Teleflex, Inc.                                         160,860
   3,300         Trinity Industries, Inc.                                61,875
                                                                   ------------
                                                                      1,580,341
                                                                   ------------
                 OFFICE FURNISHINGS: 0.44%
   4,700         Herman Miller, Inc.                                    110,262
   5,600         HON Industries, Inc.                                   158,928
                                                                   ------------
                                                                        269,190
                                                                   ------------
                 OIL & GAS: 3.57%
   9,900         ENSCO Intl., Inc.                                      324,225
   4,000    @    Forest Oil Corp.                                       117,040
   3,400         Helmerich & Payne, Inc.                                129,880
   3,100         Murphy Oil Corp.                                       286,564
   4,200         Noble Energy, Inc.                                     160,272
  16,600         Ocean Energy, Inc.                                     369,018
   5,200    @    Patterson-UTI Energy, Inc.                             158,912
   3,300    @    Pioneer Natural Resources Co.                           79,629
   8,400    @    Pride Intl., Inc.                                      162,960
  10,500         Valero Energy Corp.                                    414,750
                                                                   ------------
                                                                      2,203,250
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                OIL & GAS SERVICES: 1.53%
   1,300   @    Cooper Cameron Corp.                               $     73,151
   1,600   @    FMC Technologies, Inc.                                   35,920
   1,900   @    Hanover Compressor Co.                                   24,852
   1,400   @    Smith Intl., Inc.                                       102,732
   4,000        Tidewater, Inc.                                         163,000
   6,300   @    Varco Intl., Inc.                                       127,449
   8,300   @    Weatherford Intl., Inc.                                 417,905
                                                                   ------------
                                                                        945,009
                                                                   ------------
                PACKAGING & CONTAINERS: 0.55%
   7,800   @    Packaging Corp. of America                              157,092
   6,470        Sonoco Products Co.                                     180,772
                                                                   ------------
                                                                        337,864
                                                                   ------------
                PHARMACEUTICALS: 3.39%
   6,700   @    AdvancePCS                                              159,460
   5,300   @    Barr Laboratories, Inc.                                 352,662
   7,700   @    Express Scripts, Inc.                                   406,945
  13,800   @    Gilead Sciences, Inc.                                   492,108
   2,400        ICN Pharmaceuticals, Inc.                                67,272
  15,300        Mylan Laboratories                                      473,382
   2,500        Omnicare, Inc.                                           70,200
   6,100   @    Sepracor, Inc.                                           71,431
                                                                   ------------
                                                                      2,093,460
                                                                   ------------
                PIPELINES: 0.88%
   9,000        Aquila, Inc.                                            116,550
   4,400        Equitable Resources, Inc.                               158,488
   5,500        National Fuel Gas Co.                                   127,765
   5,200        Questar Corp.                                           143,364
                                                                   ------------
                                                                        546,167
                                                                   ------------
                REITS: 0.42%
   4,200        Hospitality Properties Trust                            148,386
   5,800        New Plan Excel Realty Trust                             114,028
                                                                   ------------
                                                                        262,414
                                                                   ------------
                RETAIL: 6.88%
   4,700   @    99 Cents Only Stores                                    144,149
   6,800   @    Abercrombie & Fitch Co.                                 197,200
   5,100   @    American Eagle Outfitters                               113,220
   8,200   @    Barnes & Noble, Inc.                                    252,314
   2,100   @    BJ's Wholesale Club, Inc.                                90,825
   2,100        BOB Evans Farms                                          64,281
   8,000   @    Borders Group, Inc.                                     166,720
   2,850   @    Brinker Intl., Inc.                                      95,618
   4,000        CBRL Group, Inc.                                        133,000
   6,500   @    CDW Computer Centers, Inc.                              338,975
   3,500        Claire's Stores, Inc.                                    70,525
   6,500   @    Copart, Inc.                                            106,795
  13,900   @    Dollar Tree Stores, Inc.                                559,753
   2,200   @    Lands' End, Inc.                                        136,246
   2,500        Longs Drug Stores Corp.                                  76,425
   7,700   @    Michaels Stores, Inc.                                   334,565
   3,000   @    Neiman-Marcus Group, Inc.                               111,000
   5,450   @    Outback Steakhouse, Inc.                                215,983
   1,300   @    Papa John's Intl., Inc.                                  44,096
   1,500   @    Payless Shoesource, Inc.                                 83,865
   7,700        Ross Stores, Inc.                                       324,632
   9,700   @    Saks, Inc.                                              135,412
   3,100   @    The Cheesecake Factory                                  118,327
  10,400   @    Williams-Sonoma, Inc.                                   332,904
                                                                   ------------
                                                                      4,246,830
                                                                   ------------
                SAVINGS & LOANS: 3.71%
   5,900        Astoria Financial Corp.                                 205,851
   9,900        Golden State BanCorp., Inc.                             378,279
  12,300        Greenpoint Financial Corp.                              629,268
   7,200        Independence Community Bank                             225,144
   7,300        New York Community BanCorp., Inc.                       207,393
  10,300        Roslyn BanCorp., Inc.                                   243,595
  17,400        Sovereign BanCorp., Inc.                                269,352
   3,300        Webster Financial Corp.                                 129,954
                                                                   ------------
                                                                      2,288,836
                                                                   ------------
                SEMICONDUCTORS: 4.08%
   5,900   @    Cirrus Logic, Inc.                                    $  61,183
   2,200   @    Cree, Inc.                                               25,256
   8,800   @    Cypress Semiconductor Corp.                             175,384
  11,100   @    Fairchild Semiconductor Intl., Inc.                     279,165
   7,100   @    Integrated Device Technology, Inc.                      180,624
   1,900   @    International Rectifier Corp.                            89,243
   9,600   @    Intersil Corp.                                          230,592
  12,400   @    Lam Research Corp.                                      281,976
   2,800   @    Lattice Semiconductor Corp.                              29,960
   6,700   @    Micrel, Inc.                                            140,298
  23,950   @    Microchip Technology, Inc.                              716,105
     900   @    MIPS Technologies, Inc.                                   6,030
   6,800   @    Semtech Corp.                                           223,584
   8,900   @    Triquint Semiconductor, Inc.                             80,100
                                                                   ------------
                                                                      2,519,500
                                                                   ------------
                SOFTWARE: 4.57%
   3,300   @    Activision, Inc.                                        107,646
   2,600   @    Acxiom Corp.                                             46,228
   1,000   @    Advent Software, Inc.                                    39,900
   4,800   @    Certegy, Inc.                                           206,400
   4,300   @    ChoicePoint, Inc.                                       256,323
   1,600   @    CSG Systems Intl.                                        42,448
   7,300   @    Dun & Bradstreet Corp.                                  271,706
  16,900   @    Electronic Arts, Inc.                                 1,081,600
   4,500   @    Keane, Inc.                                              65,340
   2,300   @    Legato Systems, Inc.                                     14,398
   3,400   @    Retek, Inc.                                              82,926
   6,200        Reynolds & Reynolds Co.                                 188,790
   7,800        SEI Investments Co.                                     257,400
   6,400   @    Sybase, Inc.                                             85,632
   3,200   @    Transaction Systems Architects, Inc.                     35,360
   5,700   @    Wind River Systems                                       38,304
                                                                   ------------
                                                                      2,820,401
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS: 1.56%
   9,500   @    3Com Corp.                                          $    52,820
   2,100   @    Adtran, Inc.                                             49,749
   8,200   @    Advanced Fibre Communication                            157,112
   5,400   @    CommScope, Inc.                                          76,518
   4,600        Harris Corp.                                            173,466
   2,800        Newport Corp.                                            49,392
   2,700   @    Plantronics, Inc.                                        61,209
   6,100   @    Powerwave Technologies, Inc.                             64,721
   4,600   @    Price Communications Corp.                               80,178
  12,100   @    RF Micro Devices, Inc.                                  198,561
                                                                    -----------
                                                                        963,726
                                                                    -----------
                TEXTILES: 0.85%
   8,000   @    Mohawk Industries, Inc.                                 524,160
                                                                    -----------
                                                                        524,160
                                                                    -----------
                TRANSPORTATION: 1.49%
   5,800        Airborne, Inc.                                          130,906
   2,700        Alexander & Baldwin, Inc.                                74,277
   5,500        CH Robinson Worldwide, Inc.                             186,340
   3,400        CNF, Inc.                                               122,434
   1,500   @    EGL, Inc.                                                24,930
   3,700        Expeditors Intl. Washington, Inc.                       218,670
   1,900        Overseas Shipholding Group                               42,389
   5,800   @    Swift Transportation Co., Inc.                          121,568
                                                                    -----------
                                                                        921,514
                                                                    -----------
                TRUCKING & LEASING: 0.17%
   3,200        GATX Corp.                                              102,240
                                                                    -----------
                                                                        102,240
                                                                    -----------
                WATER: 0.49%
   6,900        American Water Works Co, Inc.                           300,219
                                                                    -----------
                                                                        300,219
                                                                    -----------
                Total Common Stock (Cost $55,347,591)                59,588,126
                                                                    -----------

Number of
Warrants                                                                Value
--------------------------------------------------------------------------------

WARRANTS: 0.00%
                  SAVINGS & LOANS: 0.00%
     2,600   @    Dime BanCorp., Inc.                               $       312
                                                                    -----------
                  Total Warrants (Cost $801)                                312
                                                                    -----------
                  Total Long-Term Investments (Cost $55,348,392)     59,588,438
                                                                    -----------

Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 3.11%
$1,921,000  FHLB Discount Note, 1.800%, due 06/03/02                $ 1,921,000
                                                                    -----------
            Total Short-Term Investment (Cost $1,921,000)             1,921,000
                                                                    -----------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $57,269,392)*                       99.61%      $61,509,438
            OTHER ASSETS AND LIABILITIES-NET             0.39%          237,871
                                                       ------       -----------
            NET ASSETS                                 100.00%      $61,747,309
                                                       ======       ===========

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is $58,937,693. Net unrealized appreciation consists of:

            Gross Unrealized Appreciation                           $ 4,145,107
            Gross Unrealized Depreciation                            (1,573,362)
                                                                    -----------
            Net Unrealized Appreciation                             $ 2,571,745
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
                   PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 96.44%
                     ADVERTISING: 0.21%
       700     @     Advo, Inc.                                     $    29,652
                                                                    -----------
                                                                         29,652
                                                                    -----------
                     AEROSPACE/DEFENSE: 2.11%
       800           AAR Corp.                                            9,152
       875     @     Alliant Techsystems, Inc.                           95,183
     1,000     @     Armor Holdings, Inc.                                26,200
     1,000     @     BE Aerospace, Inc.                                  13,000
       500           Curtiss-Wright Corp.                                35,600
       600     @     DRS Technologies, Inc.                              23,520
       800     @     Esterline Technologies Corp.                        16,600
       900           GenCorp., Inc.                                      13,140
       800           Kaman Corp.                                         13,608
     1,000     @     Teledyne Technologies, Inc.                         20,150
       600     @     Triumph Group, Inc.                                 26,640
                                                                    -----------
                                                                        292,793
                                                                    -----------
                     AGRICULTURE: 0.21%
     1,000           Delta & Pine Land Co.                               19,350
     1,400           DIMON, Inc.                                          9,968
                                                                    -----------
                                                                         29,318
                                                                    -----------
                     AIRLINES: 0.59%
     1,600     @     Atlantic Coast Airlines Holdings, Inc.              34,880
       900     @     Mesa Air Group, Inc.                                 9,000
       300     @     Midwest Express Holdings, Inc.                       5,403
     1,400           Skywest, Inc.                                       32,620
                                                                    -----------
                                                                         81,903
                                                                    -----------
                     APPAREL: 1.50%
       500     @     Ashworth, Inc.                                       4,500
     1,500     @     Gymboree Corp.                                      24,600
       100           Haggar Corp.                                         1,600
     1,100           Kellwood Co.                                        32,780
       500           K-Swiss, Inc.                                       23,040
       900     @     Nautica Enterprises, Inc.                           11,682
       400           Oshkosh B'Gosh, Inc.                                15,200
       200           Oxford Industries, Inc.                              5,496
       900           Phillips-Van Heusen                                 14,130
       700     @     Quiksilver, Inc.                                    16,135
     1,100           Russell Corp.                                       20,328
     1,500           Stride Rite Corp.                                   11,850
     1,500           Wolverine World Wide, Inc.                          26,505
                                                                    -----------
                                                                        207,846
                                                                    -----------
                     AUTO MANUFACTURERS: 0.41%
       800           Oshkosh Truck Corp.                                 47,760
       900           Wabash National Corp.                                8,595
                                                                    -----------
                                                                         56,355
                                                                    -----------
                     AUTO PARTS & EQUIPMENT: 0.34%
       300           Standard Motor Products, Inc.                        4,917
       600           Titan Intl., Inc.                                    3,060
     3,100     @     Tower Automotive, Inc.                              39,835
                                                                    -----------
                                                                         47,812
                                                                    -----------
                     BANKS: 4.81%
       700           Boston Private Financial Holdings, Inc.             18,480
     1,075           Chittenden Corp.                                    32,347
     1,500           Community First Bankshares, Inc.                    40,815
     1,800           Cullen/Frost Bankers, Inc.                          69,462
       900           East-West BanCorp., Inc.                            30,393
     1,000           First BanCorp.                                      35,610
     1,700           First Midwest BanCorp., Inc.                        48,535
       400     @     First Republic Bank                                 13,136
     1,900           Fremont General Corp.                                8,436
     1,600           Hudson United BanCorp.                              49,280
       798           Provident Bankshares Corp.                          20,828
       700           Riggs National Corp.                                10,507
     1,700           South Financial Group, Inc.                         38,726
     1,100     @     Southwest BanCorp of Texas, Inc.                    36,575
     1,500           Sterling Bancshares, Inc.                           21,705
     1,500           Susquehanna Bancshares, Inc.                        35,925
     2,526           Trustco Bank Corp.                                  32,383
       700           UCBH Holdings, Inc.                                 27,636
     1,600           United Bankshares, Inc.                             47,648
     1,400           Whitney Holding Corp.                               49,882
                                                                    -----------
                                                                        668,309
                                                                    -----------
                     BEVERAGES: 0.11%
       300           Coca-Cola Bottling Co.                              14,832
                                                                    -----------
                                                                         14,832
                                                                    -----------
                     BIOTECHNOLOGY: 0.60%
       500     @     Arqule, Inc.                                         4,315
       900           Cambrex Corp.                                       39,294
       700     @     CryoLife, Inc.                                      20,286
     1,071     @     Enzo Biochem, Inc.                                  19,599
                                                                    -----------
                                                                         83,494
                                                                    -----------
                     BUILDING MATERIALS: 1.41%
       800           Apogee Enterprises, Inc.                            11,160
       200           Butler Manufacturing Co.                             5,092
       600           Elcor Corp.                                         15,990
     1,050           Florida Rock Industries, Inc.                       40,530
     2,602           Lennox Intl., Inc.                                  43,193
       500     @     Simpson Manufacturing Co., Inc.                     31,500
       700           Texas Industries, Inc.                              26,397
       900           Universal Forest Products, Inc.                     22,203
                                                                    -----------
                                                                        196,065
                                                                    -----------
                     CHEMICALS: 1.48%
       800           Arch Chemicals, Inc.                                18,600
       600           ChemFirst, Inc.                                     16,740
     1,000           Georgia Gulf Corp.                                  22,300
     1,200           MacDermid, Inc.                                     24,528
       700           OM Group, Inc.                                      45,920
     1,500     @     Omnova Solutions, Inc.                              12,840
       200           Penford Corp.                                        3,920
     3,400           PolyOne Corp.                                       39,372
       200           Quaker Chemical Corp.                                4,480
     1,000           Wellman, Inc.                                       16,500
                                                                    -----------
                                                                        205,200
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     COMMERCIAL SERVICES: 4.10%
       900           Aaron Rents, Inc.                              $    22,815
     1,600           ABM Industries, Inc.                                28,880
     1,000     @     Arbitron, Inc.                                      36,550
     1,100           Bowne & Co., Inc.                                   15,895
     1,000     @     CDI Corp.                                           27,980
     1,200           Central Parking Corp.                               29,520
       300           Chemed Corp.                                        11,010
       600     @     Consolidated Graphics, Inc.                         12,060
     1,600     @     Corinthian Colleges, Inc.                           43,888
       200           CPI Corp.                                            3,588
       500     @     Hall Kinion & Associates, Inc.                       5,920
       700     @     Heidrick & Struggles, Inc.                          15,197
     2,300           Hooper Holmes, Inc.                                 20,125
       300     @     Insurance Auto Auctions, Inc.                        5,775
       800     @     ITT Educational Services, Inc.                      39,520
     1,100     @     Kroll, Inc.                                         25,740
     2,000     @     Labor Ready, Inc.                                   17,760
       500     @     MAXIMUS, Inc.                                       15,530
       500     @     Memberworks, Inc.                                    8,590
       300           Midas, Inc.                                          4,044
       900     @     On Assignment, Inc.                                 19,305
       800     @     Parexel Intl. Corp.                                 10,848
     1,400     @     Pharmaceutical Product Development, Inc.            35,560
       600     @     Pre-Paid Legal Services, Inc.                       14,520
     2,400     @     PRG-Schultz Intl., Inc.                             33,552
       600     @     SourceCorp.                                         17,874
     2,100     @     Spherion Corp.                                      23,163
       500     @     Startek, Inc.                                       13,310
       500     @     Volt Information Sciences, Inc.                     10,755
                                                                    -----------
                                                                        569,274
                                                                    -----------
                     COMPUTERS: 2.09%
       900           Analysts Intl. Corp.                                 4,383
     1,400     @     Avant! Corp.                                        26,138
       700     @     CACI Intl., Inc.                                    23,576
       700     @     Carreker Corp.                                       6,916
       500     @     Catapult Communications Corp.                        9,375
     2,100     @     Ciber, Inc.                                         16,149
       900     @     Computer Task Group, Inc.                            4,140
     1,200           Factset Research Systems, Inc.                      39,120
       800     @     Hutchinson Technology, Inc.                         12,632
       875     @     Kronos, Inc.                                        35,927
     1,000     @     Manhattan Associates, Inc.                          27,700
       500     @     Mercury Computer Systems, Inc.                      13,685
       600     @     Micros Systems, Inc.                                17,352
     1,000     @     Radiant Systems, Inc.                               13,021
       800     @     Radisys Corp.                                       10,400
       900     @     Rainbow Technologies, Inc.                           5,220
       400     @     SCM Microsystems, Inc.                               4,416
     1,400     @     Systems & Computer Technology Corp.                 20,034
                                                                    -----------
                                                                        290,184
                                                                    -----------
                     DISTRIBUTION/WHOLESALE: 1.25%
       400     @     Bell Microproducts, Inc.                             4,120
       600     @     Building Material Holding Corp.                      9,198
     1,200           Hughes Supply, Inc.                                 47,700
     1,000           Owens & Minor, Inc.                                 18,860
       975     @     SCP Pool Corp.                                      28,529
     1,200     @     United Stationers, Inc.                             45,660
     1,150           Watsco, Inc.                                        19,780
                                                                    -----------
                                                                        173,847
                                                                    -----------
                     DIVERSIFIED FINANCIAL SERVICES: 0.67%
       600     @     Financial Federal Corp.                             20,460
       700           Jefferies Group, Inc.                               32,928
     1,200           Raymond James Financial, Inc.                       40,200
                                                                    -----------
                                                                         93,588
                                                                    -----------
                     ELECTRIC: 1.42%
     2,300           Avista Corp.                                        32,085
       300           Central Vermont Public Service Corp.                 5,127
       600           CH Energy Group, Inc.                               29,766
     1,600     @     El Paso Electric Co.                                23,568
       200           Green Mountain Power Corp.                           3,740
     1,300           RGS Energy Group, Inc.                              52,052
       500           UIL Holdings Corp.                                  27,650
     1,200           Unisource Energy Corp.                              23,352
                                                                    -----------
                                                                        197,340
                                                                    -----------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.77%
     1,200     @     Advanced Energy Industries, Inc.                    36,360
     1,000     @     Artesyn Technologies, Inc.                           7,550
       900           Belden, Inc.                                        19,620
       800           C&D Technologies, Inc.                              17,368
       629     @     Intermagnetics General Corp.                        15,153
     1,100     @     Vicor Corp.                                         11,055
                                                                    -----------
                                                                        107,106
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     ELECTRONICS: 3.92%
       500           Analogic Corp.                                 $    21,630
       400           BEI Technologies, Inc.                               6,616
       500           Bel Fuse, Inc.                                      13,400
     1,200     @     Benchmark Electronics, Inc.                         36,000
       700           Brady Corp.                                         25,200
     1,400     @     Checkpoint Systems, Inc.                            18,396
     1,200           CTS Corp.                                           19,080
     1,300     @     Cymer, Inc.                                         56,199
       800     @     Dionex Corp.                                        20,456
       900     @     DSP Group, Inc.                                     17,559
       600     @     Flir Systems, Inc.                                  26,550
       700     @     Itron, Inc.                                         20,314
       500           Keithley Instruments, Inc.                           9,155
     1,000     @     Meade Instruments Corp.                              5,850
     1,500           Methode Electronics                                 16,050
     1,000           Park Electrochemical Corp.                          29,650
     1,300     @     Paxar Corp.                                         22,204
       700     @     Photon Dynamics, Inc.                               28,266
     1,300           Pioneer Standard Electronics                        14,755
       400     @     Planar Systems, Inc.                                 9,160
       600     @     Rogers Corp.                                        18,390
       300     @     SBS Technologies, Inc.                               3,924
     1,400           Technitrol, Inc.                                    36,190
     1,100     @     Trimble Navigation Ltd.                             19,767
     1,200           Watts Industries, Inc.                              22,380
       400           Woodward Governor Co.                               24,128
       400           X-Rite, Inc.                                         3,004
                                                                    -----------
                                                                        544,273
                                                                    -----------
                     ENGINEERING & CONSTRUCTION: 0.57%
       600     @     EMCOR Group, Inc.                                   33,882
     1,000     @     Insituform Technologies, Inc.                       25,260
       700     @     URS Corp.                                           20,664
                                                                    -----------
                                                                         79,806
                                                                    -----------
                     ENTERTAINMENT: 0.48%
     1,300     @     Argosy Gaming Co.                                   44,720
     1,300     @     Pinnacle Entertainment, Inc.                        13,871
       500     @     Shuffle Master, Inc.                                 8,575
                                                                    -----------
                                                                         67,166
                                                                        -------
                     ENVIRONMENTAL CONTROL: 0.45%
       600     @     Imco Recycling, Inc.                                 6,312
     1,737     @     Tetra Tech, Inc.                                    25,134
       900     @     Waste Connections, Inc.                             30,564
                                                                    -----------
                                                                         62,010
                                                                    -----------
                     FOOD: 2.15%
       600     @     American Italian Pasta Co.                          29,430
     1,300           Corn Products Intl., Inc.                           44,070
     1,400     @     Great Atlantic & Pacific Tea Co.                    32,298
     1,000     @     Hain Celestial Group, Inc.                          17,180
       700     @     International Multifoods Corp.                      18,543
       400     @     J&J Snack Foods Corp.                               14,480
     1,100           Lance, Inc.                                         17,314
       400           Nash Finch Co.                                      12,420
     1,500     @     Performance Food Group Co.                          56,310
     1,500     @     RalCorp Holdings, Inc.                              42,210
       600     @     United Natural Foods, Inc.                          13,740
                                                                    -----------
                                                                        297,995
                                                                    -----------
                     FOREST PRODUCTS & PAPER: 0.36%
     1,100           Caraustar Industries, Inc.                          14,245
       400           Deltic Timber Corp.                                 12,820
       500           Pope & Talbot, Inc.                                  8,100
       500           Schweitzer-Mauduit Intl., Inc.                      14,205
                                                                    -----------
                                                                         49,370
                                                                    -----------
                     GAS: 2.24%
     1,400           Atmos Energy Corp.                                  32,396
       300           Cascade Natural Gas Corp.                            6,987
     1,300           Energen Corp.                                       35,386
       700           Laclede Group, Inc.                                 17,206
       900           New Jersey Resources Corp.                          27,450
       800           Northwest Natural Gas Co.                           23,400
       900           Northwestern Corp.                                  15,867
       600           NUI Corp.                                           15,288
     1,200           Piedmont Natural Gas Co.                            43,080
     1,900     @     Southern Union Co.                                  32,110
     1,400           Southwest Gas Corp.                                 34,034
       900           UGI Corp.                                           27,900
                                                                    -----------
                                                                        311,104
                                                                    -----------
                     HAND/MACHINE TOOLS: 0.34%
     1,100           Baldor Electric Co.                                 26,675
       800           Regal-Beloit Corp.                                  20,160
                                                                    -----------
                                                                         46,835
                                                                    -----------
                     HEALTHCARE-PRODUCTS: 3.61%
       600     @     Biosite, Inc.                                       17,940
     1,100     @     Conmed Corp.                                        26,114
       600           Cooper Cos., Inc.                                   30,006
       400           Datascope Corp.                                     11,600
     1,000           Diagnostic Products Corp.                           50,350
       700     @     Haemonetics Corp.                                   20,944
       800     @     Hologic, Inc.                                       13,200
     1,100     @     Idexx Laboratories, Inc.                            34,760
       900     @     Inamed Corp.                                        29,205
     1,100           Invacare Corp.                                      41,536
     1,100           Mentor Corp.                                        42,064
       400     @     Osteotech, Inc.                                      3,320
       400     @     PolyMedica Corp.                                    14,408
     1,500     @     Respironics, Inc.                                   52,170
       900     @     Sola Intl., Inc.                                    10,782
       300     @     Spacelabs Medical, Inc.                              4,260
     1,000     @     Sybron Dental Specialties, Inc.                     22,500
     1,400     @     Techne Corp.                                        43,974
       800     @     Viasys Healthcare, Inc.                             16,344
       400           Vital Signs, Inc.                                   15,920
                                                                    -----------
                                                                        501,397
                                                                    -----------
                     HEALTHCARE-SERVICES: 3.80%
     1,100     @     Ameripath, Inc.                                     32,450
     2,900     @     Coventry Health Care, Inc.                          90,045
       300     @     Curative Health Services, Inc.                       4,188
       400     @     Dianon Systems, Inc.                                25,800
     2,400     @     Mid Atlantic Medical Services                       86,184
     1,900     @     Orthodontic Centers of America                      49,362
     1,200     @     Pediatrix Medical Group, Inc.                       45,660
     1,700     @     Province Healthcare Co.                             43,282
       500     @     RehabCare Group, Inc.                               13,325
     1,850     @     Renal Care Group, Inc.                              62,363
     1,200     @     Sierra Health Services                              22,500
       800     @     Sunrise Assisted Living, Inc.                       23,368
     3,300     @     US Oncology, Inc.                                   28,545
                                                                    -----------
                                                                        527,072
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     HOME BUILDERS: 3.48%
       700           Coachmen Industries, Inc.                      $    12,040
       900           Fleetwood Enterprises, Inc.                          9,351
     1,348           MDC Holdings, Inc.                                  59,999
     1,150     @     Monaco Coach Corp.                                  29,210
       350     @     NVR, Inc.                                          115,850
     1,400           Ryland Group, Inc.                                  75,600
       200           Skyline Corp.                                        6,920
     1,300           Standard-Pacific Corp.                              42,900
     3,100     @     Toll Brothers, Inc.                                 91,450
       900           Winnebago Industries                                39,960
                                                                    -----------
                                                                        483,280
                                                                    -----------
                     HOME FURNISHINGS: 1.47%
     1,100     @     Applica, Inc.                                       11,176
       500           Bassett Furniture Industries, Inc.                   9,180
     1,350           Ethan Allen Interiors, Inc.                         51,367
     1,200           Harman Intl. Industries, Inc.                       66,360
     2,100           La-Z-Boy, Inc.                                      58,800
       500     @     Salton, Inc.                                         7,160
                                                                    -----------
                                                                        204,043
                                                                    -----------
                     HOUSEHOLD PRODUCTS/WARES: 1.57%
     1,100     @     Fossil, Inc.                                        34,056
     1,100           Harland (John H.) Co.                               35,893
       700           New England Business Services, Inc.                 18,515
       600           Russ Berrie & Co., Inc.                             20,502
     1,300           Standard Register Co.                               42,900
     1,100     @     The Scotts Co.                                      51,535
       500           Wd-40 Co.                                           14,140
                                                                    -----------
                                                                        217,541
                                                                    -----------
                     HOUSEWARES: 0.36%
       600           Libbey, Inc.                                        20,760
       200           National Presto Industries, Inc.                     6,250
       400           Toro Co.                                            23,028
                                                                    -----------
                                                                         50,038
                                                                    -----------
                     INSURANCE: 2.56%
       948           Delphi Financial Group                              39,816
     2,400           First American Corp.                                53,280
     1,400           Hilb Rogal & Hamilton Co.                           57,694
       700           Landamerica Financial Group, Inc.                   22,680
       900     @     Philadelphia Consolidated Holding Co.               38,088
     1,300           Presidential Life Corp.                             28,626
       400           RLI Corp.                                           21,500
       300           SCPIE Holdings, Inc.                                 2,664
       800           Selective Insurance Group                           21,664
       700     @     Stewart Information Services Corp.                  13,895
     2,100     @     UICI                                                37,086
       600           Zenith National Insurance Corp.                     19,032
                                                                    -----------
                                                                        356,025
                                                                    -----------
                     INTERNET: 0.17%
     1,000     @     PC-Tel, Inc.                                         7,330
       500     @     QRS Corp.                                            4,835
     1,000     @     Verity, Inc.                                         9,260
       600     @     Zixit Corp.                                          2,640
                                                                    -----------
                                                                         24,065
                                                                    -----------
                     IRON/STEEL: 0.70%
       500           Cleveland-Cliffs, Inc.                              14,295
       300     @     Material Sciences Corp.                              3,690
     1,200           Reliance Steel & Aluminum Co.                       37,020
       900           Ryerson Tull, Inc.                                   9,765
     1,700     @     Steel Dynamics, Inc.                                30,294
       200           Steel Technologies, Inc.                             2,228
                                                                    -----------
                                                                         97,292
                                                                    -----------
                     LEISURE TIME: 1.04%
       700           Arctic Cat, Inc.                                    13,965
       300     @     Huffy Corp.                                          2,250
       500     @     K2, Inc.                                             4,175
       900     @     Pegasus Solutions, Inc.                             13,275
     1,000           Polaris Industries, Inc.                            69,540
       600           Thor Industries, Inc.                               41,700
                                                                    -----------
                                                                        144,905
                                                                    -----------
                     LODGING: 0.50%
     1,800     @     Aztar Corp.                                         37,224
     1,000           Marcus Corp.                                        14,500
     1,400     @     Prime Hospitality Corp.                             17,696
                                                                    -----------
                                                                         69,420
                                                                    -----------
                     MACHINERY-CONSTRUCTION &
                     MINING: 0.20%
       600     @     Astec Industries, Inc.                              10,068
     1,300           JLG Industries, Inc.                                17,940
                                                                    -----------
                                                                         28,008
                                                                    -----------
                     MACHINERY-DIVERSIFIED: 2.33%
       500           Applied Industrial Technologies, Inc.                9,875
       800           Briggs & Stratton                                   32,816
     1,800     @     Cognex Corp.                                        41,184
       300     @     Flow Intl. Corp.                                     2,745
       600     @     Gardner Denver, Inc.                                13,698
     1,100           Graco, Inc.                                         47,245
     1,100           IDEX Corp.                                          41,690
       300           Lindsay Manufacturing Co.                            6,969
       850           Manitowoc Co.                                       33,532
       300           Robbins & Myers, Inc.                                7,233
       600           Thomas Industries, Inc.                             17,310
     1,200     @     Zebra Technologies Corp.                            69,168
                                                                    -----------
                                                                        323,465
                                                                    -----------
                     MEDIA: 0.22%
       400     @     4Kids Entertainment, Inc.                            7,208
       700     @     Information Holdings, Inc.                          19,705
       300           Thomas Nelson, Inc.                                  3,915
                                                                    -----------
                                                                         30,828
                                                                    -----------
                     METAL FABRICATE/HARDWARE: 1.72%
       400           AM Castle & Co.                                      4,188
       500           Commercial Metals Co.                               22,950
     1,300           Intermet Corp.                                      13,832
       300           Lawson Products                                      9,291
     1,200     @     Mueller Industries, Inc.                            39,768
       700           Quanex Corp.                                        25,270
     1,400     @     Shaw Group, Inc.                                    46,830
     2,600           Timken Co.                                          58,240
     1,000           Valmont Industries, Inc.                            18,850
                                                                    -----------
                                                                        239,219
                                                                    -----------
                     MINING: 0.19%
       500           Brush Engineered Materials, Inc.                     6,525
       500           Century Aluminum Co.                                 8,120
       500           Commonwealth Industries, Inc.                        3,575
       700     @     RTI Intl. Metals, Inc.                               7,945
                                                                    -----------
                                                                         26,165
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        MISCELLANEOUS MANUFACTURING: 2.39%
     1,500              Acuity Brands, Inc.                         $    25,350
     1,300              AO Smith Corp.                                   38,740
     1,300              Aptargroup, Inc.                                 48,594
       400       @      AT Cross Co.                                      3,000
       600              Barnes Group, Inc.                               13,920
       900              Clarcor, Inc.                                    27,675
       900       @      Concord Camera Corp.                              6,210
       500       @      Cuno, Inc.                                       17,275
     1,400       @      Griffon Corp.                                    24,220
       400       @      Lydall, Inc.                                      6,140
     1,100     @@,X     MascoTech, Inc.                                       0
       868              Myers Industries, Inc.                           13,706
     1,100              Roper Industries, Inc.                           42,900
       400       @      SPS Technologies, Inc.                           14,644
       300              Standex Intl. Corp.                               7,752
       900              Sturm Ruger & Co., Inc.                          12,474
     1,300              Tredegar Corp.                                   30,030
                                                                    -----------
                                                                        332,630
                                                                    -----------
                        OFFICE FURNISHINGS: 0.17%
     2,600              Interface, Inc.                                  23,478
                                                                    -----------
                                                                         23,478
                                                                    -----------
                        OFFICE/BUSINESS EQUIPMENT: 0.08%
       600       @      Imagistics Intl., Inc.                           11,670
                                                                    -----------
                                                                         11,670
                                                                    -----------
                        OIL & GAS: 4.18%
       600       @      Atwood Oceanics, Inc.                            27,036
     1,500              Cabot Oil & Gas Corp.                            34,425
       700       @      Evergreen Resources, Inc.                        31,290
     1,100              Frontier Oil Corp.                               17,655
       300       @      Key Production Co., Inc.                          5,436
     1,500       @      Newfield Exploration Co.                         54,090
       500       @      Nuevo Energy Co.                                  7,845
     1,100              Patina Oil & Gas Corp.                           39,259
       900       @      Plains Resources, Inc.                           24,300
     2,000              Pogo Producing Co.                               63,240
       400       @      Prima Energy Corp.                                9,412
       900       @      Remington Oil & Gas Corp.                        17,478
     1,100              Southwestern Energy Co.                          15,444
     1,000              St. Mary Land & Exploration Co.                  23,160
       700       @      Stone Energy Corp.                               28,805
     1,400       @      Tom Brown, Inc.                                  38,164
     1,600       @      Unit Corp.                                       29,856
     1,900              Vintage Petroleum, Inc.                          22,135
     4,500              XTO Energy, Inc.                                 91,170
                                                                    -----------
                                                                        580,200
                                                                    -----------
                        OIL & GAS SERVICES: 0.96%
       500              CARBO Ceramics, Inc.                             17,250
       400       @      Dril-Quip, Inc.                                   9,264
     1,200       @      Lone Star Technologies                           28,800
     1,100       @      Oceaneering Intl., Inc.                          34,111
       700       @      Seacor Smit, Inc.                                34,090
       400       @      Tetra Technologies, Inc.                          9,880
                                                                    -----------
                                                                        133,395
                                                                    -----------
                        PACKAGING & CONTAINERS: 0.08%
       400              Chesapeake Corp.                                 11,128
                                                                    -----------
                                                                         11,128
                                                                    -----------
                        PHARMACEUTICALS: 2.90%
     1,150       @      Accredo Health, Inc.                             62,031
     1,900              Alpharma, Inc.                                   39,235
     2,000       @      Cephalon, Inc.                                  107,160
     1,100       @      Medicis Pharmaceutical                           50,985
       600       @      MGI Pharma, Inc.                                  4,776
       300              Natures Sunshine Prods, Inc.                      3,303
     2,400       @      NBTY, Inc.                                       39,024
       800       @      Noven Pharmaceuticals, Inc.                      21,288
     1,538       @      Priority Healthcare Corp.                        39,004
       900       @      Syncor Intl. Corp.                               27,945
       900       @      Theragenics Corp.                                 7,695
                                                                    -----------
                                                                        402,446
                                                                    -----------
                        REITS: 1.02%
       900              Colonial Properties Trust                        32,139
       700              Essex Property Trust, Inc.                       35,875
     1,200              Kilroy Realty Corp.                              32,196
     1,200              Shurgard Storage Centers, Inc.                   41,940
                                                                    -----------
                                                                        142,150
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     RETAIL: 11.24%
     1,800     @     AnnTaylor Stores Corp.                         $    51,264
     1,400           Applebees Intl., Inc.                               54,614
       700           Brown Shoe Co., Inc.                                16,800
     1,600           Burlington Coat Factory Warehouse Corp.             36,640
     1,800           Casey's General Stores, Inc.                        21,420
       700           Cash America Intl., Inc.                             5,845
       900     @     Cato Corp.                                          24,309
       700     @     CEC Entertainment, Inc.                             33,243
     1,525     @     Chico's FAS, Inc.                                   58,362
       700     @     Childrens Place                                     19,621
       950     @     Christopher & Banks Corp.                           37,791
       700     @     Cost Plus, Inc.                                     22,309
       700     @     Dress Barn, Inc.                                    22,155
       800     @     Duane Reade, Inc.                                   26,360
       600     @     Footstar, Inc.                                      14,250
     1,100           Fred's, Inc.                                        37,620
       500     @     Genesco, Inc.                                       11,810
     1,500     @     Goody's Family Clothing, Inc.                       15,255
       800     @     Group 1 Automotive, Inc.                            34,200
       800           Hancock Fabrics, Inc.                               14,864
     1,200     @     HOT Topic, Inc.                                     30,720
       700     @     IHOP Corp.                                          23,870
     1,400     @     Insight Enterprises, Inc.                           37,030
     1,400     @     Jack in the Box, Inc.                               45,206
       800     @     Jo-Ann Stores, Inc.                                 18,488
     1,000           Landry's Restaurants, Inc.                          25,400
     1,400     @     Linens 'N Things, Inc.                              42,980
     1,200           Lone Star Steakhouse & Saloon                       25,476
       700     @     Luby's, Inc.                                         4,893
     1,900     @     Men's Wearhouse, Inc.                               53,732
       700     @     O'Charleys, Inc.                                    16,079
     1,800     @     O'Reilly Automotive, Inc.                           57,888
       500     @     Panera Bread Co.                                    31,145
     2,400           PEP Boys-Manny Moe & Jack                           39,384
       800     @     PF Chang's China Bistro, Inc.                       26,256
     4,600           Pier 1 Imports, Inc.                                93,012
       700     @     Rare Hospitality Intl., Inc.                        19,705
     1,500           Regis Corp.                                         43,200
     2,300           Ruby Tuesday, Inc.                                  53,498
     1,700     @     Ryan's Family STK Houses, Inc.                      29,682
       500     @     School Specialty, Inc.                              13,280
     1,400     @     ShopKo Stores, Inc.                                 28,798
     1,462     @     Sonic Corp.                                         41,623
     1,300     @     Steak N Shake Co.                                   19,435
     1,200     @     Stein Mart, Inc.                                    13,620
       900     @     TBC Corp.                                           14,112
     1,200     @     Too, Inc.                                           36,720
       700     @     Triarc Cos.                                         19,222
       300     @     Ultimate Electronics, Inc.                           9,045
     1,425     @     Wet Seal, Inc.                                      33,160
     1,300     @     Zale Corp.                                          55,744
                                                                    -----------
                                                                      1,561,135
                                                                    -----------
                     SAVINGS & LOANS: 2.88%
     1,100           American Financial Holdings, Inc.                   31,768
       900           Anchor BanCorp. Wisconsin, Inc.                     20,340
     2,100           Commercial Federal Corp.                            60,480
     1,050           Dime Community Bancshares                           25,337
     1,435           Downey Financial Corp.                              78,193
       600     @     FirstFed Financial Corp.                            17,700
       700           MAF BanCorp., Inc.                                  27,475
       900           Seacoast Financial Services Corp.                   20,997
     2,600           Staten Island BanCorp., Inc.                        53,170
     2,358           Washington Federal, Inc.                            64,633
                                                                    -----------
                                                                        400,093
                                                                    -----------
                     SEMICONDUCTORS: 2.90%
       900     @     Actel Corp.                                         22,140
     1,100     @     ATMI, Inc.                                          29,315
     3,600     @     Axcelis Technologies, Inc.                          44,244
       900           Cohu, Inc.                                          22,050
       600     @     Dupont Photomasks, Inc.                             20,868
     2,100     @     ESS Technology                                      33,432
     1,600     @     Exar Corp.                                          34,512
     2,400     @     Kopin Corp.                                         18,600
     1,300     @     Kulicke & Soffa Industries, Inc.                    18,980
       900     @     Pericom Semiconductor Corp.                         12,375
       800     @     Photronics, Inc.                                    18,296
     1,000     @     Power Integrations, Inc.                            22,550
       700     @     Standard Microsystems Corp.                         15,890
       300     @     Supertex, Inc.                                       5,301
       600     @     Three-Five Systems, Inc.                             7,200
       800     @     Ultratech Stepper, Inc.                             12,832
     1,600     @     Varian Semiconductor Equipment
                       Associates, Inc.                                  63,664
                                                                    -----------
                                                                        402,249
                                                                    -----------
                     SOFTWARE: 4.41%
     1,500     @     American Management Systems                         31,335
       600     @     Ansys, Inc.                                         16,080
       800     @     Aspen Technology, Inc.                               8,968
       800     @     Avid Technology, Inc.                                7,296
       850     @     Barra, Inc.                                         37,774
     1,300     @     Cerner Corp.                                        70,720
       300     @     Concerto Software, Inc.                              2,394
       600     @     Concord Communications, Inc.                         9,030
     1,500     @     Dendrite Intl., Inc.                                17,715
       800     @     Digi Intl., Inc.                                     3,672
     1,100     @     eFunds Corp.                                        15,202
       900           Fair Isaac & Co., Inc.                              52,740
     1,300     @     Filenet Corp.                                       20,007
     1,300           Global Payments, Inc.                               47,190
     1,100     @     HNC Software                                        22,033
     1,200     @     Hyperion Solutions Corp.                            25,560
     1,000     @     Information Resources, Inc.                          9,800
     1,100           Inter-Tel, Inc.                                     20,790
       400     @     Mapinfo Corp.                                        4,104
     1,500     @     Midway Games, Inc.                                  15,225
       900     @     MRO Software, Inc.                                  11,925
     1,200           NDCHealth Corp.                                     38,724
       600     @     Phoenix Technologies Ltd.                            7,620
     1,800     @     Pinnacle Systems, Inc.                              19,728
     1,100     @     Progress Software Corp.                             15,422
       900     @     Roxio, Inc.                                         15,075
     1,300     @     Take-Two Interactive Software                       33,371
     1,050     @     THQ, Inc.                                           33,600
                                                                    -----------
                                                                        613,100
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS: 1.58%
     3,700     @     Adaptec, Inc.                                  $    47,989
     2,700     @     Aeroflex, Inc.                                      31,917
     1,600     @     Anixter Intl., Inc.                                 45,040
     1,100     @     Aspect Communications Corp.                          5,093
       500     @     Black Box Corp.                                     25,330
       500     @     Boston Communications Group                          4,425
     1,550     @     Cable Design Technologies Corp.                     17,980
     1,600     @     General Communication                               14,400
     2,100     @     Harmonic, Inc.                                      12,264
       600     @     Network Equipment Technologies, Inc.                 3,408
       700     @     Symmetricom, Inc.                                    3,445
       400     @     Tollgrade Communications, Inc.                       7,732
                                                                    -----------
                                                                        219,023
                                                                    -----------
                     TEXTILES: 0.27%
       200           Angelica Corp.                                       3,430
       900           G&K Services, Inc.                                  34,245
                                                                    -----------
                                                                         37,675
                                                                    -----------
                     TOYS/GAMES/HOBBIES: 0.34%
       700     @     Action Performance Cos., Inc.                       25,585
       500     @     Department 56                                        9,000
       700     @     Jakks Pacific, Inc.                                 12,775
                                                                    -----------
                                                                         47,360
                                                                    -----------
                     TRANSPORTATION: 2.18%
       800     @     Forward Air Corp.                                   25,360
     1,798     @     Heartland Express, Inc.                             36,859
     2,000     @     Kansas City Southern                                33,140
       900     @     Kirby Corp.                                         24,570
       400     @     Landstar System, Inc.                               42,444
       800     @     Offshore Logistics, Inc.                            16,792
       600           Roadway Corp.                                       19,212
     1,000           Usfreightways Corp.                                 34,860
     2,266           Werner Enterprises, Inc.                            41,966
     1,000     @     Yellow Corp.                                        27,440
                                                                    -----------
                                                                        302,643
                                                                    -----------
                     WATER: 0.35%
       300           American States Water Co.                           11,397
     1,808           Philadelphia Suburban Corp.                         37,426
                                                                    -----------
                                                                         48,823
                                                                    -----------
                     Total Common Stock (Cost $10,685,548)           13,395,438
                                                                    -----------

Principal
 Amount                                                                Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 3.85%
$   535,000          FHLB Discount Note 1.800%, due 06/03/02        $   535,000
                                                                    -----------
                     Total Short-Term Investment (Cost $535,000)        535,000
                                                                    -----------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $11,220,548)*               100.29%    $13,930,438
                     OTHER ASSETS AND LIABILITIES-NET     -0.29%        (40,701)
                                                         ------     -----------
                     NET ASSETS                          100.00%    $13,889,737
                                                         ======     ===========

@    Non-income producing security
@@   Foreign Issuer
X Market value determined by ING Valuation Committee appointed by the Funds Board of Directors.
* Cost for federal income tax purposes is $11,576,941. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                  $ 2,603,299
                     Gross Unrealized Depreciation                     (249,802)
                                                                    -----------
                     Net Unrealized Appreciation                    $ 2,353,497
                                                                    ===========

                 See Accompanying Notes to Financial Statements

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Fund
                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 83.27%
                   AEROSPACE/DEFENSE: 1.37%
   2,300     @     Alliant Techsystems, Inc.                        $   250,194
   3,750     @     L-3 Communications Holdings, Inc.                    236,625
   1,350           Lockheed Martin Corp.                                 83,768
   3,300           United Technologies Corp.                            227,271
                                                                    -----------
                                                                        797,858
                                                                    -----------
                   AIRLINES: 0.48%
  47,000    @@     Cathay Pacific Airways Ltd.                           75,023
  20,700     @     Mesa Air Group, Inc.                                 207,000
                                                                    -----------
                                                                        282,023
                                                                    -----------
                   APPAREL: 0.39%
   2,200     @     Jones Apparel Group, Inc.                             87,692
   2,250           Reebok Intl. Ltd.                                     58,905
   1,950           VF Corp.                                              82,875
                                                                    -----------
                                                                        229,472
                                                                    -----------
                   AUTO MANUFACTURERS: 1.14%
   1,100    @@     Bayerische Motoren Werke AG                           47,139
  12,200           Ford Motor Co.                                       215,330
   1,750           General Motors Corp.                                 108,763
   2,200    @@     Honda Motor Co. Ltd.                                  93,956
  17,000    @@     Nissan Motor Co. Ltd.                                120,684
   1,875           Paccar, Inc.                                          82,950
                                                                    -----------
                                                                        668,822
                                                                    -----------
                   AUTO PARTS & EQUIPMENT: 1.86%
   6,350     @     American Axle & Manufacturing Holdings, Inc.         191,770
   5,000    @@     Bridgestone Corp.                                     72,602
   2,550           Cooper Tire & Rubber Co.                              58,242
  11,550     @     Dura Automotive Systems, Inc.                        256,410
   4,775     @     Lear Corp.                                           220,701
  15,300     @     Tower Automotive, Inc.                               196,605
   1,550           TRW, Inc.                                             85,095
     300           Visteon Corp.                                          4,725
                                                                    -----------
                                                                      1,086,150
                                                                    -----------
                   BANKS: 3.25%
  12,900    @@     Banco Santander Central Hispano SA                   119,191
   7,150           Bank of America Corp.                                542,041
   3,600           Bank One Corp.                                       146,268
   2,600    @@     BNP Paribas                                          146,349
       5           Charter One Financial, Inc.                              181
   3,500    @@     Dexia                                                 55,620
   4,700           KeyCorp.                                             128,310
   1,100           National City Corp.                                   36,608
  18,000    @@     Sumitomo Mitsui Banking Corp.                        100,805
   2,350   @,@@    UBS AG                                               122,917
   2,100           Union Planters Corp.                                 105,357
   3,800           Wachovia Corp.                                       145,806
   4,800           Wells Fargo & Co.                                    251,520
                                                                    -----------
                                                                      1,900,973
                                                                    -----------
                   BEVERAGES: 1.60%
   2,650           Anheuser-Busch Cos., Inc.                            136,766
   6,850           Coca-Cola Co.                                        380,586
     950           Coors (Adolph)                                        63,403
   3,300           Pepsi Bottling Group, Inc.                           108,966
   4,700           PepsiCo, Inc.                                        244,306
                                                                    -----------
                                                                        934,027
                                                                    -----------
                   CHEMICALS: 0.89%
   2,300           Dow Chemical Co.                                      76,682
   2,600           Du Pont (E.I.) de Nemours & Co.                      119,600
   1,600    @@     Nitto Denko Corp.                                     48,348
   2,050           Praxair, Inc.                                        114,800
   2,850           Sherwin-Williams Co.                                  90,060
   1,700    @@     Shin-Etsu Chemical Co. Ltd.                           68,493
                                                                    -----------
                                                                        517,983
                                                                    -----------
                   COMMERCIAL SERVICES: 1.22%
  15,500    @@     Autostrade Concessioni e Costruzioni
                     Autostrade S.p.A.                                  125,982
   6,000    @@     Dai Nippon Printing Co. Ltd.                          83,207
   1,500           Deluxe Corp.                                          67,860
   2,650           Equifax, Inc.                                         73,219
   2,300           Moody's Corp.                                        110,768
   2,100     @     Rent-A-Center, Inc.                                  119,175
   4,300    @@     Vivendi Universal SA                                 134,979
                                                                    -----------
                                                                        715,190
                                                                    -----------
                   COMPUTERS: 2.91%
   4,525     @     Affiliated Computer Services, Inc.                   251,771
   2,650     @     Catapult Communications Corp.                         49,687
  14,500     @     Concurrent Computer Corp.                             92,075
  14,400     @     Dell Computer Corp.                                  386,640
   9,250           Hewlett-Packard Co.                                  176,583
   5,000           International Business Machines Corp.                402,250
   2,400   @,@@    Logitech Intl. SA                                    116,188
   4,500     @     Synopsys, Inc.                                       226,980
                                                                    -----------
                                                                      1,702,174
                                                                    -----------
                   COSMETICS/PERSONAL CARE: 1.38%
   7,400           Gillette Co.                                         263,218
   6,050           Procter & Gamble Co.                                 541,778
                                                                    -----------
                                                                        804,996
                                                                    -----------
                   DISTRIBUTION/WHOLESALE: 1.40%
   2,750           Genuine Parts Co.                                    100,513
   4,800           Hughes Supply, Inc.                                  190,800
  16,000    @@     Mitsubishi Corp.                                     122,223
   2,900     @     Scansource, Inc.                                     191,603
   5,250     @     Tech Data Corp.                                      211,418
                                                                    -----------
                                                                        816,557
                                                                    -----------
                   DIVERSIFIED FINANCIAL SERVICES: 4.33%
   3,775     @     Affiliated Managers Group                            261,985
   3,850           American Express Co.                                 163,663
   1,400           Bear Stearns Cos., Inc.                               84,070
  15,150           Citigroup, Inc.                                      654,177
   1,650           Countrywide Credit Industries, Inc.                   81,361
   5,150           Fannie Mae                                           412,052
   4,450           Freddie Mac                                          291,698
   3,500           Household Intl., Inc.                                179,025
   5,750           JP Morgan Chase & Co.                                206,713
  13,100    @@     Man Group PLC                                        193,597
                                                                    -----------
                                                                      2,528,341
                                                                    -----------
                   ELECTRIC: 1.57%
     800           Dominion Resources, Inc.                              51,824
   2,250           DTE Energy Co.                                       105,300
   2,350           Duke Energy Corp.                                     75,223
   8,275     @     Edison Intl.                                         154,411
   2,800           Entergy Corp.                                        123,144
   6,150     @     Mirant Corp.                                          58,425
   4,450     @     PG&E Corp.                                            95,675
   5,100           Reliant Energy, Inc.                                  86,751
   6,200           Southern Co.                                         167,400
                                                                    -----------
                                                                        918,153
                                                                    -----------

                 See Accompanying Notes to Financial Statements

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Ascent
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        ELECTRICAL COMPONENTS & EQUIPMENT: 0.32%
     4,350       @      Energizer Holdings, Inc.                    $   117,232
       600      @@      Funai Electric Co. Ltd.                          70,104
                                                                    -----------
                                                                        187,336
                                                                    -----------
                        ELECTRONICS: 0.71%
     3,425              Fisher Scientific Intl.                         105,319
     3,100     @,@@     Flextronics Intl. Ltd.                           41,013
     3,700       @      Jabil Circuit, Inc.                              84,952
     1,900              Parker Hannifin Corp.                            93,100
    11,300       @      Solectron Corp.                                  91,304
                                                                    -----------
                                                                        415,688
                                                                    -----------
                        ENGINEERING & CONSTRUCTION: 0.35%
     1,500      @@      Altran Technologies SA                           73,852
     1,650              Fluor Corp.                                      62,040
     2,600      @@      Grupo Ferrovial SA                               70,199
                                                                    -----------
                                                                        206,091
                                                                    -----------
                        ENTERTAINMENT: 0.90%
    15,025       @      Alliance Gaming Corp.                           196,527
     6,625       @      Argosy Gaming Co.                               227,900
     3,650       @      GTECH Holdings Corp.                            102,748
                                                                    -----------
                                                                        527,175
                                                                    -----------
                        FOOD: 1.45%
     8,550              Archer-Daniels-Midland Co.                      124,402
     5,700              Conagra Foods, Inc.                             140,277
    11,250      @@      Fresh Del Monte Produce                         273,150
     4,100              Kellogg Co.                                     150,470
     2,750              Supervalu, Inc.                                  82,995
     5,175              Tyson Foods, Inc.                                76,383
                                                                    -----------
                                                                        847,677
                                                                    -----------
                        FOREST PRODUCTS & PAPER: 0.53%
     3,300              Georgia-Pacific Corp.                            88,077
     1,700              International Paper Co.                          73,270
       300              Louisiana-Pacific Corp.                           3,165
     2,700              Plum Creek Timber Co., Inc.                      81,999
     1,900      @@      Svenska Cellulosa AB                             66,139
                                                                    -----------
                                                                        312,650
                                                                    -----------
                        GAS: 0.25%
     8,300              Northwestern Corp.                              146,329
                                                                    -----------
                                                                        146,329
                                                                    -----------
                        HEALTHCARE-PRODUCTS: 4.05%
     5,900       @      Apogent Technologies, Inc.                      146,733
     3,250              Becton Dickinson & Co.                          122,200
     4,425              Cooper Cos, Inc.                                221,294
     1,500              CR Bard, Inc.                                    82,650
     8,075       @      Edwards Lifesciences Corp.                      192,346
     3,450       @      Guidant Corp.                                   138,000
    13,150              Johnson & Johnson                               806,753
     6,657       @      Merit Medical Systems, Inc.                     115,699
     7,625       @      Respironics, Inc.                               265,198
     3,250       @      St. Jude Medical, Inc.                          274,300
                                                                    -----------
                                                                      2,365,173
                                                                    -----------
                        HEALTHCARE-SERVICES: 1.51%
       266       @      Five Star Quality Care, Inc.                      1,878
     7,850       @      Health Net, Inc.                                227,258
    21,150       @      Humana, Inc.                                    321,903
     2,360              UnitedHealth Group, Inc.                        214,288
     1,550       @      Wellpoint Health Networks                       114,948
                                                                    -----------
                                                                        880,275
                                                                    -----------
                        HOLDING COMPANIES-DIVERSIFIED: 0.11%
    27,700      @@      Keppel Corp. Ltd.                                62,939
                                                                    -----------
                                                                         62,939
                                                                    -----------
                        HOME BUILDERS: 1.72%
     4,325              Centex Corp.                                    232,469
     9,537              DR Horton, Inc.                                 233,847
     5,475              KB Home                                         282,127
     4,725              Lennar Corp.                                    258,552
                                                                    -----------
                                                                      1,006,995
                                                                    -----------
                        HOME FURNISHINGS: 0.66%
     5,100      @@      Electrolux AB                                    93,218
     2,700              Leggett & Platt, Inc.                            71,064
     2,600      @@      Sony Corp.                                      150,845
     2,500     @,@@     Thomson Multimedia SA                            70,208
                                                                    -----------
                                                                        385,335
                                                                    -----------
                        HOUSEHOLD PRODUCTS/WARES: 0.36%
     2,550              Clorox Co.                                      116,790
     1,700              Fortune Brands, Inc.                             91,205
                                                                    -----------
                                                                        207,995
                                                                    -----------
                        INSURANCE: 2.38%
       400      @@      Allianz AG                                       89,986
     7,300              American Intl. Group                            488,881
     8,333              Fidelity National Financial, Inc.               255,058
     9,950              First American Corp.                            220,890
     4,025              Old Republic Intl. Corp.                        133,630
     2,100              Progressive Corp.                               124,341
     2,350              Safeco Corp.                                     75,177
                                                                    -----------
                                                                      1,387,963
                                                                    -----------
                        INTERNET: 0.27%
     8,100       @      Overture Services, Inc.                         156,735
                                                                    -----------
                                                                        156,735
                                                                    -----------
                        LEISURE TIME: 0.92%
    10,100       @      Bally Total Fitness Holding Corp.               208,565
     6,475       @      Nautilus Group, Inc.                            236,661
    14,100      @@      P&O Princess Cruises Plc                         92,222
                                                                    -----------
                                                                        537,448
                                                                    -----------
                        LODGING: 0.13%
     6,500       @      La Quinta Corp.                                  48,815
       800              Starwood Hotels & Resorts Worldwide, Inc.        28,312
                                                                    -----------
                                                                         77,127
                                                                    -----------
                        MACHINERY-DIVERSIFIED: 0.26%
     2,600              Deere & Co.                                     122,200
     2,300      @@      Metso OYJ                                        32,231
                                                                    -----------
                                                                        154,431
                                                                    -----------
                        MEDIA: 0.36%
    14,500      @@      Eniro AB                                        126,559
       700     @,@@     Grupo Televisa SA ADR                            29,365
     3,000     @,@@     Modern Times Group AB                            53,602
                                                                    -----------
                                                                        209,526
                                                                    -----------
                        METAL FABRICATE/ HARDWARE: 0.88%
     6,350              Precision Castparts Corp.                       222,949
     8,000              Quanex Corp.                                    288,800
                                                                    -----------
                                                                        511,749
                                                                    -----------
                        MINING: 0.28%
     2,550              Alcoa, Inc.                                      89,199
     1,950              Phelps Dodge Corp.                               76,070
                                                                    -----------
                                                                        165,269
                                                                    -----------

                 See Accompanying Notes to Financial Statements

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Ascent
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        MISCELLANEOUS MANUFACTURING: 2.90%
     2,300              3M Co.                                      $   288,489
     1,850              Cooper Industries Ltd.                           80,234
    29,200              General Electric Co.                            909,288
     5,400       @      Griffon Corp.                                    93,420
     3,775              Harsco Corp.                                    150,547
     6,000      @@      Konica Corp.                                     41,386
     5,850      @@      Tyco Intl. Ltd.                                 128,408
                                                                    -----------
                                                                      1,691,772
                                                                    -----------
                        OFFICE/BUSINESS EQUIPMENT: 0.52%
     3,000      @@      Canon, Inc.                                     115,551
    20,200              IKON Office Solutions, Inc.                     188,870
                                                                    -----------
                                                                        304,421
                                                                    -----------
                        OIL & GAS: 3.54%
     2,850              Apache Corp.                                    158,688
     4,500              ChevronTexaco Corp.                             392,625
     9,800      @@      ENI-Ente Nazionale Idrocarburi S.p.A,           149,235
     9,800              Frontier Oil Corp.                              157,290
    39,000     @,@@     Kvaerner ASA                                     43,809
     5,950              Marathon Oil Corp.                              163,149
     6,350              Occidental Petroleum Corp.                      189,611
     8,950      @@      Royal Dutch Petroleum Co. ADR                   492,250
       900      @@      TotalFinaElf SA                                 140,332
     4,600              Valero Energy Corp.                             181,700
                                                                    -----------
                                                                      2,068,689
                                                                    -----------
                        OIL & GAS SERVICES: 0.18%
     2,600              Tidewater, Inc.                                 105,950
                                                                    -----------
                                                                        105,950
                                                                    -----------
                        PACKAGING & CONTAINERS: 1.19%
     1,500              Ball Corp.                                       62,370
    14,975       @      Owens-Illinois, Inc.                            262,063
    15,975       @      Pactiv Corp.                                    370,141
                                                                    -----------
                                                                        694,574
                                                                    -----------
                        PHARMACEUTICALS: 5.39%
     4,650              Abbott Laboratories                             220,875
     1,532      @@      Altana AG                                        82,726
     4,025              AmerisourceBergen Corp.                         310,287
     2,200      @@      Aventis SA                                      153,122
     2,100     @,@@     Biovail Corp.                                    67,977
     4,600     @,@@     Celltech Group PLC                               46,341
     4,200      @@      Eisai Co. Ltd.                                  113,714
     3,600              Eli Lilly & Co.                                 232,920
     4,650       @      Express Scripts, Inc.                           245,753
     7,000      @@      Galen Holdings PLC                               53,005
     1,283      @@      Gehe AG                                          55,796
     3,900       @      King Pharmaceuticals, Inc.                      105,495
     3,625       @      Medicis Pharmaceutical                          168,019
     6,750              Merck & Co., Inc.                               385,425
    18,650              Pfizer, Inc.                                    645,290
       700      @@      Sanofi-Synthelabo SA                             42,475
     1,600     @,@@     Shire Pharmaceuticals PLC ADR                    43,824
     2,600      @@      Teva Pharmaceutical Industries ADR              174,278
                                                                    -----------
                                                                      3,147,322
                                                                    -----------
                        PIPELINES: 0.18%
     2,900              Equitable Resources, Inc.                       104,458
                                                                    -----------
                                                                        104,458
                                                                    -----------
                        REAL ESTATE: 0.04%
     1,200      @@      Brookfield Properties Co.                        24,804
                                                                    -----------
                                                                         24,804
                                                                    -----------
                        REITS: 5.03%
       700              Alexandria Real Estate Equities, Inc.            32,550
     1,700              AMB Property Corp.                               49,555
     1,200              Annaly Mortgage Management, Inc.                 23,520
     2,200              Apartment Investment & Management Co.           102,476
     3,577              Archstone-Smith Trust                            96,615
     1,400              Associated Estates Realty                        13,580
       573              AvalonBay Communities, Inc.                      27,137
     1,100              Bedford Property Investors                       29,326
     2,000              Boston Properties, Inc.                          82,000
     1,200              Brandywine Realty Trust                          29,220
       800              BRE Properties                                   25,720
       600              Capital Automotive REIT                          14,370
     1,500              CarrAmerica Realty Corp.                         47,250
     1,600              CBL & Associates Properties, Inc.                60,480
     1,000              Chelsea Property Group, Inc.                     30,100
       800              Colonial Properties Trust                        28,568
     2,100              Corporate Office Properties Trust SBI MD         29,358
     1,500              Crown American Realty Trust                      13,515
     1,800              Developers Diversified Realty Corp.              41,760
     1,800              Equity Inns, Inc.                                13,320
     9,190              Equity Office Properties Trust                  276,987
     2,600              Equity One, Inc.                                 35,594
     5,706              Equity Residential                              165,132
       300              Essex Property Trust, Inc.                       15,375
     1,600              FelCor Lodging Trust, Inc.                       30,000
     1,700              General Growth Properties, Inc.                  82,671
     1,200              Glenborough Realty Trust, Inc.                   27,000
     1,000              Health Care Property Investors, Inc.             41,770
       400              Healthcare Realty Trust, Inc.                    12,040
     1,200       @      Heritage Property Investment Trust               31,020
       400              Home Properties of NY, Inc.                      14,152
     1,700              Hospitality Properties Trust                     60,061
     6,100              Host Marriott Corp.                              70,028
     3,100              HRPT Properties Trust                            27,342

                 See Accompanying Notes to Financial Statements

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Ascent
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     1,400              IRT Property Co.                            $    16,800
     1,500              iStar Financial, Inc.                            45,750
     1,800              Keystone Property Trust                          26,820
     1,475              Kimco Realty Corp.                               47,053
     1,000              Kramont Realty Trust                             14,850
     1,200              LaSalle Hotel Properties                         17,160
     1,300              Liberty Property Trust                           44,850
     2,000              LTC Properties, Inc.                             16,480
     1,000              Mack-Cali Realty Corp.                           34,830
     1,300              Meristar Hospitality Corp.                       20,800
       900              National Health Investors, Inc.                  14,040
     1,000              National Health Realty, Inc.                     18,350
     1,600              New Plan Excel Realty Trust                      31,456
     1,000              Pan Pacific Retail Properties, Inc.              31,680
       500              Parkway Properties, Inc.                         18,930
       500              Pennsylvania Real Estate Investment Trust        12,950
       900              Prentiss Properties Trust                        28,845
     4,300              Prologis Trust                                  102,985
       800              PS Business Parks, Inc.                          28,000
     3,100              Public Storage, Inc.                            113,894
     1,600              Reckson Associates Realty Corp.                  40,240
     2,400              Rouse Co.                                        80,040
     2,000              Senior Housing Properties Trust                  28,380
     5,000              Simon Property Group, Inc.                      170,350
     1,700              SL Green Realty Corp.                            60,860
       700              Sun Communities, Inc.                            28,756
     3,600              United Dominion Realty Trust, Inc.               57,060
     1,800              Ventas, Inc.                                     23,670
     1,500              Vornado Realty Trust                             66,675
       450              Weingarten Realty Investors                      16,380
                                                                    -----------
                                                                      2,938,526
                                                                    -----------
                        RETAIL: 7.44%
     4,400       @      Autozone, Inc.                                  360,140
     2,850       @      Best Buy Co., Inc.                              131,670
     6,825              CBRL Group, Inc.                                226,931
     4,050              Circuit City Stores, Inc.                        92,785
     6,300              Darden Restaurants, Inc.                        158,319
     2,400              Dillard's, Inc.                                  72,072
     3,000      @@      Fast Retailing Co. Ltd.                          80,983
     2,700       @      Group 1 Automotive, Inc.                        115,425
    11,650              Home Depot, Inc.                                485,689
     7,225       @      Jack in the Box, Inc.                           233,295
     4,350              JC Penney Co., Inc.                             106,401
     2,150              Lowe's Cos., Inc.                               101,394
     6,400              Ltd. Brands                                     134,336
     3,700              McDonald's Corp.                                110,778
    19,175       @      Office Depot, Inc.                              350,519
     2,850              RadioShack Corp.                                 97,584
     6,275       @      Sonic Automotive, Inc.                          207,703
     5,600       @      Staples, Inc.                                   118,048
     1,000       @      Steak N Shake Co.                                14,950
     2,500              Target Corp.                                    103,625
     8,675       @      United Auto Group, Inc.                         228,500
    12,800              Wal-Mart Stores, Inc.                           692,480
     1,900       @      Yum! Brands, Inc.                               121,410
                                                                    -----------
                                                                      4,345,037
                                                                    -----------
                        SAVINGS & LOANS: 2.54%
     6,425              Astoria Financial Corp.                         224,168
     6,300              BankAtlantic BanCorp., Inc.                      70,245
     8,650              FirstFed Financial Corp.                        255,175
     9,500              Flagstar BanCorp., Inc.                         269,325
     1,850              Golden West Financial Corp.                     129,426
    18,150              Sovereign BanCorp., Inc.                        280,962
     6,650              Washington Mutual, Inc.                         258,486
                                                                    -----------
                                                                      1,487,787
                                                                    -----------
                        SEMICONDUCTORS: 3.06%
     5,550       @      Altera Corp.                                    100,066
     4,400       @      Applied Materials, Inc.                          97,592
    11,550       @      ESS Technology                                  183,876
    19,550              Intel Corp.                                     539,971
     3,250              Linear Technology Corp.                         121,063
     4,800       @      Microchip Technology, Inc.                      143,520
     2,150       @      Novellus Systems, Inc.                           91,332
     1,650       @      QLogic Corp.                                     75,438
     8,000     @,@@     Taiwan Semiconductor Manufacturing
                          Co. Ltd. ADR                                  132,640
    10,500              Texas Instruments, Inc.                         301,035
                                                                    -----------
                                                                      1,786,533
                                                                    -----------
                        SOFTWARE: 4.01%
     1,900              Automatic Data Processing                        98,648
     1,600     @,@@     Business Objects SA ADR                          45,648
     5,625       @      Certegy, Inc.                                   241,875
     1,150              First Data Corp.                                 91,080
    11,525              Inter-Tel, Inc.                                 217,823
     7,500       @      JDA Software Group, Inc.                        198,600
    15,700       @      Microsoft Corp.                                 799,287
    14,900       @      Oracle Corp.                                    117,710
     4,600       @      Peoplesoft, Inc.                                 94,346
     7,500              Reynolds & Reynolds Co.                         228,375
     8,075       @      Take-Two Interactive Software                   207,285
                                                                    -----------
                                                                      2,340,677
                                                                    -----------
                        TELECOMMUNICATIONS: 4.34%
    10,800              Alltel Corp.                                    556,092
    10,400      @@      America Movil SA de CV ADR                      181,896
     1,750       @      Andrew Corp.                                     30,152
     4,625       @      Black Box Corp.                                 234,302
    18,200     @,@@     BT Group PLC                                     74,632
     3,900              CenturyTel, Inc.                                120,900
    34,350       @      Cisco Systems, Inc.                             542,043
     4,150       @      Commonwealth Telephone Enterprises, Inc.        177,495
       400       @      Comverse Technology, Inc.                         4,740
     6,200              Motorola, Inc.                                   99,138
     5,900      @@      Nokia OYJ ADR                                    81,892
        20      @@      NTT DoCoMo, Inc.                                 54,150
    33,900     @,@@     Royal KPN NV                                    148,852
     1,800      @@      SK Telecom ADR                                   44,604
    10,400     @,@@     Sonera OYJ                                       38,767
   662,000     @,@@     Telewest Communications PLC                      48,432
    66,000      @@      Vodafone Group PLC                               99,710
                                                                    -----------
                                                                      2,537,797
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Ascent
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        TOYS/GAMES/HOBBIES: 0.72%
     1,825       @      Action Performance Cos., Inc.               $    66,704
     4,450              Hasbro, Inc.                                     68,085
     5,550              Mattel, Inc.                                    117,882
     6,700     @,@@     Sega Corp.                                      167,364
                                                                    -----------
                                                                        420,035
                                                                    -----------
                        Total Common Stocks (Cost $46,082,175)       48,653,007
                                                                    -----------

Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 1.35%
                       AEROSPACE/DEFENSE: 0.07%
$   10,000             Raytheon Co., 6.150%, due 11/01/08            $   10,040
    30,000             United Technologies Corp., 7.125%,
                         due 11/15/10                                    32,323
                                                                     ----------
                                                                         42,363
                                                                     ----------
                       AUTO MANUFACTURERS: 0.02%
    10,000             DaimlerChrysler NA Holding Corp., 6.400%,
                         due 05/15/06                                    10,373
                                                                     ----------
                                                                         10,373
                                                                     ----------
                       BANKS: 0.10%
    10,000             Bank of America Corp., 7.400%, due 01/15/11       10,943
     5,000             Bank One Corp., 6.500%, due 02/01/06               5,291
    30,000             Mellon Bank NA, 7.625%, due 09/15/07              33,456
    10,000             Wachovia Bank NA, 7.875%, due 02/15/10            11,139
                                                                     ----------
                                                                         60,829
                                                                     ----------
                       BEVERAGES: 0.05%
     2,000       #     Coors Brewing Co., 6.375%, due 05/15/12            2,037
    25,000       #     Pepsi Bottling Holdings, Inc., 5.375%, due
                         02/17/04                                        25,730
                                                                     ----------
                                                                         27,767
                                                                     ----------
                       COMPUTERS: 0.18%
   100,000             Electronic Data Systems Corp., 6.850%, due
                         10/15/04                                       105,653
                                                                     ----------
                                                                        105,653
                                                                     ----------
                       COSMETICS/PERSONAL CARE: 0.01%
     6,000             Colgate-Palmolive Co., 5.980%, due 04/25/12        6,058
                                                                     ----------
                                                                          6,058
                                                                     ----------
                       DIVERSIFIED FINANCIAL SERVICES: 0.52%
$  25,000              American Express Credit Corp., 4.250%, due
                         02/07/05                                        25,113
     8,000             Associates Corp. of North America, 6.950%,
                         due 11/01/18                                     8,173
    70,000             Boeing Capital Corp., 7.100%, due 09/27/05        74,904
    10,000             Citigroup, Inc., 7.250%, due 10/01/10             10,852
     9,000             Ford Motor Credit Co., 7.500%, due 03/15/05        9,446
     9,000             Ford Motor Credit Co., 7.375%, due 10/28/09        9,305
     8,000             Ford Motor Credit Co., 7.875%, due 06/15/10        8,475
    30,000             General Electric Capital Corp., 5.000%, due
                         02/15/07                                        29,957
     6,000             General Motors Acceptance Corp., 7.625%,
                         due 06/15/04                                     6,350
     9,000             General Motors Acceptance Corp., 7.750%,
                         due 01/19/10                                     9,696
     2,000             General Motors Acceptance Corp., 8.000%,
                         due 11/01/31                                     2,141
     8,000             Goldman Sachs Group, Inc., 6.600%, due
                         01/15/12                                         8,146
    45,000             Household Finance Corp., 5.875%, due 09/25/04     45,618
     5,000             Household Finance Corp., 7.875%, due 03/01/07      5,377
     4,000             Textron Financial Corp., 7.125%, due 12/09/04      4,195
    45,000             Wells Fargo Financial, Inc., 5.375%, due
                         09/30/03                                        46,264
                                                                     ----------
                                                                        304,012
                                                                     ----------
                       ELECTRIC: 0.02%
     5,000             Duke Energy Corp., 7.375%, due 03/01/10            5,374
     3,000       #     Oncor Electric Delivery Co., 6.375%, due
                         05/01/12                                         3,049
     2,000       #     Oncor Electric Delivery Co., 7.000%, due
                         05/01/32                                         2,015
                                                                     ----------
                                                                         10,438
                                                                     ----------
                       FOOD: 0.06%
     6,000             Conagra Foods, Inc., 7.500%, due 09/15/05          6,460
     7,000             General Mills, Inc., 5.125%, due 02/15/07          6,975
     5,000             General Mills, Inc., 6.000%, due 02/15/12          4,960
     8,000             Kellogg Co., 7.450%, due 04/01/31                  8,762
    10,000             Kraft Foods, Inc., 6.500%, due 11/01/31            9,822
                                                                     ----------
                                                                         36,979
                                                                     ----------
                       INSURANCE: 0.07%
    35,000             Allstate Corp., 7.875%, due 05/01/05              38,375
                                                                     ----------
                                                                         38,375
                                                                     ----------
                       MINING: 0.04%
    20,000             Alcoa, Inc., 7.375%, due 08/01/10                 21,941
                                                                     ----------
                                                                         21,941
                                                                     ----------
                       OIL & GAS: 0.04%
    10,000             Conoco Funding Co., 5.450%, due 10/15/06          10,187
    10,000             Conoco, Inc., 5.900%, due 04/15/04                10,366
                                                                     ----------
                                                                         20,553
                                                                     ----------
                       PHARMACEUTICALS: 0.04%
    22,000             Abbott Laboratories, 5.625%, due 07/01/06         22,681
                                                                     ----------
                                                                         22,681
                                                                     ----------
                       PIPELINES: 0.07%
    35,000             Duke Energy Field Services LLC, 7.875%,
                         due 08/16/10                                    37,007
     4,000             Tennessee Gas Pipeline Co., 7.000%, due
                         10/15/28                                         3,495
                                                                     ----------
                                                                         40,502
                                                                     ----------
                       REGIONAL (STATE/PROVINCE): 0.04%
    10,000      @@     Province of Ontario, 6.000%, due 02/21/06         10,556
    10,000      @@     Province of Quebec, 7.500%, due 09/15/29          11,345
                                                                     ----------
                                                                         21,901
                                                                     ----------

                 See Accompanying Notes to Financial Statements

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Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
             RETAIL: 0.02%
$   4,000    May Department Stores Co., 6.900%, due 01/15/32        $     3,938
   10,000    Target Corp., 5.875%, due 03/01/12                           9,904
                                                                    -----------
                                                                         13,842
                                                                    -----------
             Total Corporate Bonds (Cost $744,148)                      784,267
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.50%
             FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.78%
  375,158    6.500%, due 01/01/24                                       384,735
   65,128    7.500%, due 12/01/11                                        69,129
                                                                    -----------
                                                                        453,864
                                                                    -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.95%
   62,015    6.000%, due 06/01/28                                        61,920
  142,206    6.500%, due 11/01/13                                       147,762
  125,851    6.500%, due 11/01/27                                       128,557
   38,211    7.500%, due 07/01/11                                        40,548
  164,573    8.500%, due 09/01/26                                       178,423
                                                                    -----------
                                                                        557,210
                                                                    -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.77%
  127,073    6.500%, due 01/15/29                                       129,589
  235,234    7.000%, due 02/15/28                                       244,043
   68,524    8.000%, due 07/15/24                                        73,704
                                                                    -----------
                                                                        447,336
                                                                    -----------
             Total U.S. Government Agency Obligations
               (Cost $1,389,444)                                      1,458,410
                                                                    -----------
U.S TREASURY OBLIGATIONS: 1.91%
             U.S. TREASURY BONDS: 0.42%
$  62,000    U.S. Treasury Bond, 5.375%, due 02/15/31                    59,888
  144,000    U.S. Treasury Bond, 6.125%, due 08/15/29                   151,138
   34,000    U.S. Treasury Bond, 6.250%, due 05/15/30                    36,392
                                                                    -----------
                                                                        247,418
                                                                    -----------
             U.S. TREASURY NOTES: 1.49%
$  10,000    U.S. Treasury Note, 3.000%, due 02/29/04                     9,998
   15,000    U.S. Treasury Note, 3.250%, due 12/31/03                    15,086
   14,000    U.S. Treasury Note, 3.375%, due 04/30/04                    14,057
  305,000    U.S. Treasury Note, 3.500%, due 11/15/06                   296,005
   18,000    U.S. Treasury Note, 4.625%, due 05/15/06                    18,366
   21,000    U.S. Treasury Note, 4.750%, due 02/15/04                    21,623
  208,000    U.S. Treasury Note, 4.875%, due 02/15/12                   205,335
  125,000    U.S. Treasury Note, 5.000%, due 08/15/11                   124,756
   97,000    U.S. Treasury Note, 5.875%, due 11/15/04                   102,471
   41,000    U.S. Treasury Note, 6.000%, due 08/15/09                    43,942
   19,000    U.S. Treasury Note, 6.500%, due 08/15/05                    20,553
                                                                    -----------
                                                                        872,192
                                                                    -----------
             Total U.S Treasury Obligations (Cost $1,106,744)         1,119,610
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.28%
             CREDIT CARD ABS: 0.28%
$  60,000    Chemical Master Credit Card Trust 1, 7.090%, due
               02/15/09                                                  65,322
  100,000    MBNA Master Credit Card Trust USA, 6.400%,
               due 01/18/05                                             100,899
                                                                    -----------
             Total Collateralized Mortgage Obligations
               (Cost $162,602)                                          166,221
                                                                    -----------
             Total Long-Term Investments (Cost $49,485,113)          52,181,515
                                                                    -----------

SHORT-TERM INVESTMENTS: 6.36%
  1,700,000   Dakota Certificate, 1.850%, due 06/06/02                1,699,738
  2,014,000   Koch Industries, Inc., 1.800%, due 06/03/02             2,014,000
                                                                    -----------
                                                                      3,713,738
                                                                    -----------
              Total Short-Term Investments (Cost $3,713,738)          3,713,738
                                                                    -----------
              TOTAL INVESTMENTS IN SECURITIES
                (COST $53,198,851)*                     95.67%      $55,895,253
              OTHER ASSETS AND LIABILITIES-NET           4.33%        2,529,999
                                                       ------       -----------
               NET ASSETS                              100.00%      $58,425,252
                                                       ======       ===========

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors.
ADR  American Depository Receipt
* Cost for federal income tax purposes is $53,658,789. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation                        $  4,603,560
              Gross Unrealized Depreciation                          (2,367,096)
                                                                   ------------
              Net Unrealized Appreciation                          $  2,236,464
                                                                   ============

Information concerning open futures contracts at May 31, 2002 is shown below:

LONG CONTRACTS         CONTRACTS     MARKET VALUE      DATE      GAIN/(LOSS)
--------------         ---------     ------------      ----      -----------

DAX Index Futures         2            $224,684       Jun-02     $ (24,234)

                 See Accompanying Notes to Financial Statements

ING
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Fund
                   PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 69.16%
                   AEROSPACE/DEFENSE: 1.18%
   2,800     @     Alliant Techsystems, Inc.                        $   304,584
   4,500     @     L-3 Communications Holdings, Inc.                    283,950
   1,400           Lockheed Martin Corp.                                 86,870
   3,500           United Technologies Corp.                            241,045
                                                                    -----------
                                                                        916,449
                                                                    -----------
                   AIRLINES: 0.40%
  37,000    @@     Cathay Pacific Airways Ltd.                           59,061
  24,850     @     Mesa Air Group, Inc.                                 248,500
      50           Southwest Airlines Co.                                   852
                                                                    -----------
                                                                        308,413
                                                                    -----------
                   APPAREL: 0.32%
   2,350     @     Jones Apparel Group, Inc.                             93,671
   2,400     @     Reebok Intl. Ltd.                                     62,832
   2,150           VF Corp.                                              91,375
                                                                    -----------
                                                                        247,878
                                                                    -----------
                   AUTO MANUFACTURERS: 0.86%
     800    @@     Bayerische Motoren Werke AG                           34,283
  13,450           Ford Motor Co.                                       237,392
   1,800           General Motors Corp.                                 111,870
   2,100    @@     Honda Motor Co. Ltd.                                  89,685
  14,000    @@     Nissan Motor Co. Ltd.                                 99,387
   2,100           Paccar, Inc.                                          92,904
                                                                    -----------
                                                                        665,521
                                                                    -----------
                   AUTO PARTS & EQUIPMENT: 1.62%
   7,625     @     American Axle & Manufacturing Holdings, Inc.         230,275
   4,000    @@     Bridgestone Corp.                                     58,082
   2,750           Cooper Tire & Rubber Co.                              62,810
  13,925     @     Dura Automotive Systems, Inc.                        309,135
   5,725     @     Lear Corp.                                           264,609
  18,400     @     Tower Automotive, Inc.                               236,440
   1,650           TRW, Inc.                                             90,585
     300           Visteon Corp.                                          4,725
                                                                    -----------
                                                                      1,256,661
                                                                    -----------
                   BANKS: 2.44%
  11,400    @@     Banco Santander Central Hispano SA                   105,332
   7,950           Bank of America Corp.                                602,689
   3,550           Bank One Corp.                                       144,236
   1,800    @@     BNP Paribas                                          101,318
      10           Charter One Financial, Inc.                              362
   2,800    @@     Dexia                                                 44,496
   5,050           Keycorp                                              137,865
   1,200           National City Corp.                                   39,936
  14,000    @@     Sumitomo Mitsui Banking Corp.                         78,404
   1,850   @,@@    UBS AG                                                96,764
   2,250           Union Planters Corp.                                 112,883
   4,100           Wachovia Corp.                                       157,317
   5,150           Wells Fargo & Co.                                    269,860
                                                                    -----------
                                                                      1,891,462
                                                                    -----------
                   BEVERAGES: 1.31%
   2,900           Anheuser-Busch Cos., Inc.                            149,669
   7,450           Coca-Cola Co.                                        413,922
   1,000           Coors (Adolph)                                        66,740
   3,650           Pepsi Bottling Group, Inc.                           120,523
   5,000           PepsiCo, Inc.                                        259,900
                                                                    -----------
                                                                      1,010,754
                                                                    -----------
                   CHEMICALS: 0.68%
   2,550           Dow Chemical Co.                                      85,017
   2,800           Du Pont (E.I.) de Nemours & Co.                      128,800
   1,300    @@     Nitto Denko Corp.                                     39,283
   2,200           Praxair, Inc.                                        123,200
   3,050           Sherwin-Williams Co.                                  96,380
   1,300    @@     Shin-Etsu Chemical Co. Ltd.                           52,377
                                                                    -----------
                                                                        525,057
                                                                    -----------
                   COMMERCIAL SERVICES: 0.89%
  11,900    @@     Autostrade Concessioni e Costruzioni
                     Autostrade S.p.A.                                   96,722
   4,000    @@     Dai Nippon Printing Co. Ltd.                          55,471
   2,250           Deluxe Corp.                                         101,790
   2,300           Equifax, Inc.                                         63,549
   2,450           Moody's Corp.                                        117,992
   2,500     @     Rent-A-Center, Inc.                                  141,875
   3,500    @@     Vivendi Universal SA                                 109,867
                                                                    -----------
                                                                        687,266
                                                                    -----------
                   COMPUTERS: 2.39%
   5,425     @     Affiliated Computer Services, Inc.                   301,847
   3,125     @     Catapult Communications Corp.                         58,594
  17,425     @     Concurrent Computer Corp.                            110,649
  15,400     @     Dell Computer Corp.                                  413,490
   9,850           Hewlett-Packard Co.                                  188,036
   5,250           International Business Machines Corp.                422,362
   1,650   @,@@    Logitech Intl. SA                                     79,879
   5,400     @     Synopsys, Inc.                                       272,376
                                                                    -----------
                                                                      1,847,233
                                                                    -----------
                   COSMETICS/PERSONAL CARE: 1.11%
   7,900           Gillette Co.                                         281,003
   6,450           Procter & Gamble Co.                                 577,598
                                                                    -----------
                                                                        858,601
                                                                    -----------
                   DISTRIBUTION/WHOLESALE: 1.18%
   2,950           Genuine Parts Co.                                    107,822
   5,775           Hughes Supply, Inc.                                  229,556
  12,000    @@     Mitsubishi Corp.                                      91,667
   3,500     @     Scansource, Inc.                                     231,245
   6,300     @     Tech Data Corp.                                      253,701
                                                                    -----------
                                                                        913,991
                                                                    -----------
                   DIVERSIFIED FINANCIAL SERVICES: 3.43%
   4,550     @     Affiliated Managers Group                            315,770
   4,100           American Express Co.                                 174,291
   1,500           Bear Stearns Cos., Inc.                               90,075
  15,650           Citigroup, Inc.                                      675,767
   1,800           Countrywide Credit Industries, Inc.                   88,758
   5,650           Fannie Mae                                           452,056
   4,400           Freddie Mac                                          288,420
   3,750           Household Intl., Inc.                                191,812
   6,200           JP Morgan Chase & Co.                                222,890
  10,400    @@     Man Group PLC                                        153,695
                                                                    -----------
                                                                      2,653,534
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        ELECTRIC: 1.25%
       850              Dominion Resources, Inc.                    $    55,063
     2,400              DTE Energy Co.                                  112,320
     2,500              Duke Energy Corp.                                80,025
     9,225       @      Edison Intl.                                    172,138
     2,350              Entergy Corp.                                   103,353
     6,700       @      Mirant Corp.                                     63,650
     5,000       @      PG&E Corp.                                      107,500
     5,500              Reliant Energy, Inc.                             93,555
     6,600              Southern Co.                                    178,200
                                                                    -----------
                                                                        965,804
                                                                    -----------
                        ELECTRICAL COMPONENTS & EQUIPMENT: 0.26%
     5,225       @      Energizer Holdings, Inc.                        140,814
       500      @@      Funai Electric Co. Ltd.                          58,420
                                                                    -----------
                                                                        199,234
                                                                    -----------
                        ELECTRONICS: 0.60%
     4,225       @      Fisher Scientific Intl.                         129,919
     2,500     @,@@     Flextronics Intl. Ltd.                           33,075
     4,450       @      Jabil Circuit, Inc.                             102,172
     2,050              Parker Hannifin Corp.                           100,450
    12,300       @      Solectron Corp.                                  99,384
                                                                    -----------
                                                                        465,000
                                                                    -----------
                        ENGINEERING & CONSTRUCTION: 0.24%
     1,200      @@      Altran Technologies SA                           59,081
     1,800              Fluor Corp.                                      67,680
     2,200      @@      Grupo Ferrovial SA                               59,399
                                                                    -----------
                                                                        186,160
                                                                    -----------
                        ENTERTAINMENT: 0.82%
    18,125       @      Alliance Gaming Corp.                           237,075
     8,025       @      Argosy Gaming Co.                               276,060
     4,400       @      GTECH Holdings Corp.                            123,860
                                                                    -----------
                                                                        636,995
                                                                    -----------
                        FOOD: 1.21%
     9,150              Archer-Daniels-Midland Co.                      133,132
     6,050              Conagra Foods, Inc.                             148,890
    13,600      @@      Fresh Del Monte Produce                         330,208
     4,550              Kellogg Co.                                     166,985
     2,050              Supervalu, Inc.                                  61,869
     6,225              Tyson Foods, Inc.                                91,881
                                                                    -----------
                                                                        932,965
                                                                    -----------
                        FOREST PRODUCTS & PAPER: 0.42%
     3,500              Georgia-Pacific Corp.                            93,415
     1,600              International Paper Co.                          68,960
       300              Louisiana-Pacific Corp.                           3,165
     3,600              Plum Creek Timber Co., Inc.                     109,332
     1,500      @@      Svenska Cellulosa AB                             52,215
                                                                    -----------
                                                                        327,087
                                                                    -----------
                        GAS: 0.23%
    10,100              Northwestern Corp.                              178,063
                                                                    -----------
                                                                        178,063
                                                                    -----------
                        HEALTHCARE-PRODUCTS: 3.47%
     7,075       @      Apogent Technologies, Inc.                      175,955
     3,450              Becton Dickinson & Co.                          129,720
     5,325              Cooper Cos, Inc.                                266,303
     1,600              CR Bard, Inc.                                    88,160
     9,750       @      Edwards Lifesciences Corp.                      232,245
     3,700       @      Guidant Corp.                                   148,000
    14,050              Johnson & Johnson                               861,967
     8,000       @      Merit Medical Systems, Inc.                     139,040
     9,275       @      Respironics, Inc.                               322,585
     3,775              St. Jude Medical, Inc.                          318,610
                                                                    -----------
                                                                      2,682,585
                                                                    -----------
                        HEALTHCARE-SERVICES: 1.30%
       343       @      Five Star Quality Care, Inc.                      2,422
     9,425       @      Health Net, Inc.                                272,854
    24,825       @      Humana, Inc.                                    377,836
     2,500              UnitedHealth Group, Inc.                        227,000
     1,650       @      Wellpoint Health Networks                       122,364
                                                                    -----------
                                                                      1,002,476
                                                                    -----------
                        HOLDING COMPANIES-DIVERSIFIED: 0.07%
    22,300      @@      Keppel Corp. Ltd.                                50,670
                                                                    -----------
                                                                         50,670
                                                                    -----------
                        HOME BUILDERS: 1.56%
     5,200              Centex Corp.                                    279,500
    11,450              DR Horton, Inc.                                 280,754
     6,600              KB Home                                         340,098
     5,650              Lennar Corp.                                    309,168
                                                                    -----------
                                                                      1,209,520
                                                                    -----------
                        HOME FURNISHINGS: 0.43%
     4,000      @@      Electrolux AB                                    73,112
     2,950              Leggett & Platt, Inc.                            77,644
     2,100      @@      Sony Corp.                                      121,837
     2,100     @,@@     Thomson Multimedia SA                            58,975
                                                                    -----------
                                                                        331,568
                                                                    -----------
                        HOUSEHOLD PRODUCTS/WARES: 0.31%
     3,150              Clorox Co.                                      144,270
     1,800              Fortune Brands,Inc.                              96,570
                                                                    -----------
                                                                        240,840
                                                                    -----------
                        INSURANCE: 2.03%
       400      @@      Allianz AG                                       89,986
     7,850              American Intl. Group                            525,714
    10,093              Fidelity National Financial, Inc.               308,931
    12,075              First American Corp.                            268,065
     4,825              Old Republic Intl. Corp.                        160,190
     2,250              Progressive Corp.                               133,223
     2,600              Safeco Corp.                                     83,174
                                                                    -----------
                                                                      1,569,283
                                                                    -----------
                        INTERNET: 0.24%
     9,750       @      Overture Services, Inc.                         188,663
                                                                    -----------
                                                                        188,663
                                                                    -----------
                        LEISURE TIME: 0.79%
    12,175       @      Bally Total Fitness Holding Corp.               251,414
     7,800       @      Nautilus Group, Inc.                            285,090
    11,400      @@      P&O Princess Cruises PLC                         74,562
                                                                    -----------
                                                                        611,066
                                                                    -----------
                        LODGING: 0.13%
     8,600              La Quinta Corp.                                  64,586
     1,000              Starwood Hotels & Resorts Worldwide, Inc.        35,390
                                                                    -----------
                                                                         99,976
                                                                    -----------
                        MACHINERY-DIVERSIFIED: 0.22%
     3,050              Deere & Co.                                     143,350
     1,800      @@      Metso OYJ                                        25,224
                                                                    -----------
                                                                        168,574
                                                                    -----------
                        MEDIA: 0.21%
    11,600     @,@@     Eniro AB                                        101,248
       500     @,@@     Grupo Televisa SA ADR                            20,975
     2,400     @,@@     Modern Times Group AB                            42,881
                                                                    -----------
                                                                        165,104
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        METAL FABRICATE/HARDWARE: 0.80%
     7,650              Precision Castparts Corp.                   $   268,592
     9,700              Quanex Corp.                                    350,170
                                                                    -----------
                                                                        618,762
                                                                    -----------
                        MINING: 0.23%
     2,700              Alcoa, Inc.                                      94,446
     2,100              Phelps Dodge Corp.                               81,921
                                                                    -----------
                                                                        176,367
                                                                    -----------
                        MISCELLANEOUS MANUFACTURING: 2.38%
     2,500              3M Co.                                          313,575
     2,000              Cooper Industries Ltd.                           86,740
    31,300              General Electric Co.                            974,682
     6,550       @      Griffon Corp.                                   113,315
     4,550              Harsco Corp.                                    181,454
     5,000      @@      Konica Corp.                                     34,488
     6,250      @@      Tyco International Ltd.                         137,188
                                                                    -----------
                                                                      1,841,442
                                                                    -----------
                        OFFICE/BUSINESS EQUIPMENT: 0.39%
     2,000      @@      Canon, Inc.                                      77,034
    24,350              IKON Office Solutions, Inc.                     227,672
                                                                    -----------
                                                                        304,706
                                                                    -----------
                        OIL & GAS: 2.83%
     3,100              Apache Corp.                                    172,608
     4,850              ChevronTexaco Corp.                             423,162
     7,900      @@      ENI-Ente Nazionale Idrocarburi S.p.A.           120,302
    11,950              Frontier Oil Corp.                              191,797
    31,000     @,@@     Kvaerner ASA                                     34,823
     6,350              Marathon Oil Corp.                              174,117
     6,800              Occidental Petroleum Corp.                      203,048
     9,600      @@      Royal Dutch Petroleum Co. ADR                   528,000
       700      @@      TotalFinaElf SA                                 109,147
     5,775              Valero Energy Corp.                             228,113
                                                                    -----------
                                                                      2,185,117
                                                                    -----------
                        OIL & GAS SERVICES: 0.17%
     3,125              Tidewater, Inc.                                 127,344
                                                                    -----------
                                                                        127,344
                                                                    -----------
                        PACKAGING & CONTAINERS: 1.07%
     1,650              Ball Corp.                                       68,607
    18,025       @      Owens-Illinois, Inc.                            315,438
    18,975       @      Pactiv Corp.                                    439,651
                                                                    -----------
                                                                        823,696
                                                                    -----------
                        PHARMACEUTICALS: 4.11%
     5,000              Abbott Laboratories                             237,500
     1,260      @@      Altana AG                                        68,039
     4,875              AmerisourceBergen Corp.                         375,814
     1,700      @@      Aventis SA                                      118,321
     1,600     @,@@     Biovail Corp.                                    51,792
     3,200     @,@@     Celltech Group PLC                               32,237
     3,400      @@      Eisai Co. Ltd.                                   92,054
     3,500              Eli Lilly & Co.                                 226,450
     5,575       @      Express Scripts, Inc.                           294,639
     5,500      @@      Galen Holdings PLC                               41,647
     1,050      @@      Gehe AG                                          45,663
     3,350       @      King Pharmaceuticals, Inc.                       90,617
     4,350       @      Medicis Pharmaceutical                          201,623
     7,200              Merck & Co, Inc.                                411,120
    19,875              Pfizer, Inc.                                    687,675
       500      @@      Sanofi-Synthelabo SA                             30,339
     1,334     @,@@     Shire Pharmaceuticals PLC ADR                    36,538
     2,100      @@      Teva Pharmaceutical Industries ADR              140,763
                                                                    -----------
                                                                      3,182,831
                                                                    -----------
                        PIPELINES: 0.16%
     3,475              Equitable Resources, Inc.                       125,169
                                                                    -----------
                                                                        125,169
                                                                    -----------
                        REAL ESTATE: 0.04%
     1,500      @@      Brookfield Properties Co.                        31,005
                                                                    -----------
                                                                         31,005
                                                                    -----------
                        REITS: 5.04%
       900              Alexandria Real Estate Equities, Inc.            41,850
     2,300              AMB Property Corp.                               67,045
     1,500              Annaly Mortgage Management, Inc.                 29,400
     2,900              Apartment Investment & Management Co.           135,082
     4,672              Archstone-Smith Trust                           126,191
     1,900              Associated Estates Realty                        18,430
       804              AvalonBay Communities, Inc.                      38,077
     1,500              Bedford Property Investors                       39,990
     2,700              Boston Properties, Inc.                         110,700
     1,600              Brandywine Realty Trust                          38,960
     1,000              BRE Properties                                   32,150
       800              Capital Automotive REIT                          19,160
     2,000              CarrAmerica Realty Corp.                         63,000
     2,100              CBL & Associates Properties, Inc.                79,380
     1,400              Chelsea Property Group, Inc.                     42,140
     1,100              Colonial Properties Trust                        39,281
     2,800              Corporate Office Properties Trust SBI MD         39,144
     2,000              Crown American Realty Trust                      18,020
     2,300              Developers Diversified Realty Corp.              53,360
     2,300              Equity Inns, Inc.                                17,020
    12,087              Equity Office Properties Trust                  364,302
     3,400              Equity One, Inc.                                 46,546
     7,706              Equity Residential                              223,012
       400              Essex Property Trust, Inc.                       20,500
     2,100              FelCor Lodging Trust, Inc.                       39,375
     2,300              General Growth Properties, Inc.                 111,849
     1,500              Glenborough Realty Trust, Inc.                   33,750
     1,400              Health Care Property Investors, Inc.             58,478
       500              Healthcare Realty Trust, Inc.                    15,050
     1,600       @      Heritage Property Investment Trust               41,360
       600              Home Properties of NY, Inc.                      21,228
     2,300              Hospitality Properties Trust                     81,259
     8,100              Host Marriott Corp.                              92,988
     4,200              HRPT Properties Trust                            37,044

                 See Accompanying Notes to Financial Statements

ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     1,800              IRT Property Co.                            $    21,600
     2,000              iStar Financial, Inc.                            61,000
     2,400              Keystone Property Trust                          35,760
     2,000              Kimco Realty Corp.                               63,800
     1,400              Kramont Realty Trust                             20,790
     1,600              LaSalle Hotel Properties                         22,880
     1,700              Liberty Property Trust                           58,650
     2,600              LTC Properties, Inc.                             21,424
     1,300              Mack-Cali Realty Corp.                           45,279
     1,700              Meristar Hospitality Corp.                       27,200
     1,300              National Health Investors, Inc.                  20,280
     1,300              National Health Realty, Inc.                     23,855
     2,100              New Plan Excel Realty Trust                      41,286
     1,400              Pan Pacific Retail Properties, Inc.              44,352
       700              Parkway Properties, Inc.                         26,502
       700              Pennsylvania Real Estate Investment Trust        18,130
     1,200              Prentiss Properties Trust                        38,460
     5,600              Prologis Trust                                  134,120
     1,000              PS Business Parks, Inc.                          35,000
     4,100              Public Storage, Inc.                            150,634
     2,200              Reckson Associates Realty Corp.                  55,330
     3,200              Rouse Co.                                       106,720
     2,700              Senior Housing Properties Trust                  38,313
     6,600              Simon Property Group, Inc.                      224,862
     2,200              SL Green Realty Corp.                            78,760
       900              Sun Communities, Inc.                            36,972
     4,700              United Dominion Realty Trust, Inc.               74,495
     2,300              Ventas, Inc.                                     30,245
     2,000              Vornado Realty Trust                             88,900
       600              Weingarten Realty Investors                      21,840
                                                                    -----------
                                                                      3,902,560
                                                                    -----------
                        RETAIL: 6.29%
     5,100       @      Autozone, Inc.                                  417,435
     3,450       @      Best Buy Co., Inc.                              159,390
     8,300              CBRL Group, Inc.                                275,975
     4,250              Circuit City Stores, Inc.                        97,367
     7,175              Darden Restaurants, Inc.                        180,308
     2,600              Dillard's, Inc.                                  78,078
     2,400      @@      Fast Retailing Co. Ltd.                          64,786
     3,200       @      Group 1 Automotive, Inc.                        136,800
    12,550              Home Depot, Inc.                                523,209
     8,700       @      Jack in the Box, Inc.                           280,923
     4,750              JC Penney Co., Inc.                             116,185
     2,350              Lowe's Cos., Inc.                               110,826
     6,850              Ltd Brands                                      143,781
     4,000              McDonald's Corp.                                119,760
    22,000       @      Office Depot, Inc.                              402,160
     3,150              RadioShack Corp.                                107,856
     7,600       @      Sonic Automotive, Inc.                          251,560
     6,100       @      Staples, Inc.                                   128,588
     1,100              Steak N Shake Co.                                16,445
     2,750              Target Corp.                                    113,988
    10,475       @      United Auto Group, Inc.                         275,912
    13,650              Wal-Mart Stores, Inc.                           738,465
     2,000       @      Yum! Brands, Inc.                               127,800
                                                                    -----------
                                                                      4,867,597
                                                                    -----------
                        SAVINGS & LOANS: 2.27%
     8,075              Astoria Financial Corp.                         281,737
     7,575              BankAtlantic Bancorp, Inc.                       84,461
    10,450       @      FirstFed Financial Corp.                        308,275
    11,600              Flagstar Bancorp, Inc.                          328,860
     1,950              Golden West Financial Corp.                     136,422
    21,950              Sovereign Bancorp, Inc.                         339,786
     7,150              Washington Mutual, Inc.                         277,921
                                                                    -----------
                                                                      1,757,462
                                                                    -----------
                        SEMICONDUCTORS: 2.49%
     5,950       @      Altera Corp.                                    107,278
     4,900       @      Applied Materials, Inc.                         108,682
    13,925       @      ESS Technology                                  221,686
    20,900              Intel Corp.                                     577,258
     3,500              Linear Technology Corp.                         130,375
     5,775       @      Microchip Technology, Inc.                      172,673
     2,350       @      Novellus Systems, Inc.                           99,828
     1,750       @      QLogic Corp.                                     80,010
     6,400     @,@@     Taiwan Semiconductor Manufacturing
                         Co. Ltd. ADR                                    106,112
    11,250              Texas Instruments, Inc.                         322,538
                                                                    -----------
                                                                      1,926,440
                                                                    -----------
                        SOFTWARE: 3.41%
     2,100              Automatic Data Processing                       109,032
     1,300     @,@@     Business Objects SA ADR                          37,089
     6,750       @      Certegy, Inc.                                   290,250
     1,250              First Data Corp.                                 99,000
    13,950              Inter-Tel, Inc.                                 263,655
     9,050       @      JDA Software Group, Inc.                        239,644
    16,800       @      Microsoft Corp.                                 855,288
    16,000       @      Oracle Corp.                                    126,400
     4,700       @      Peoplesoft, Inc.                                 96,397
     9,050              Reynolds & Reynolds Co.                         275,573
     9,625       @      Take-Two Interactive Software                   247,074
                                                                    -----------
                                                                      2,639,402
                                                                    -----------
                        TELECOMMUNICATIONS: 3.35%
    11,600              Alltel Corp.                                    597,284
     8,300      @@      America Movil SA de CV ADR                      145,167
     1,900       @      Andrew Corp.                                     32,737
     5,550       @      Black Box Corp.                                 281,163
    14,600     @,@@     BT Group PLC                                     59,869
     4,200              CenturyTel, Inc.                                130,200
    38,650       @      Cisco Systems, Inc.                             609,897
     4,975              Commonwealth Telephone Enterprises, Inc.        212,781
       500       @      Comverse Technology, Inc.                         5,925
     6,800              Motorola, Inc.                                  108,732
     4,700      @@      Nokia OYJ ADR                                    65,236
        15      @@      NTT DoCoMo, Inc.                                 40,612
    27,600     @,@@     Royal KPN NV                                    121,189
     1,400      @@      SK Telecom ADR                                   34,692
     8,400     @,@@     Sonera OYJ                                       31,312
   528,500     @,@@     Telewest Communications PLC                      38,665
    52,907      @@      Vodafone Group PCL                               79,930
                                                                    -----------
                                                                      2,595,391
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        TOYS/GAMES/HOBBIES: 0.53%
     2,200       @      Action Performance Cos., Inc.               $    80,410
     4,750              Hasbro, Inc.                                     72,675
     5,950              Mattel, Inc.                                    126,378
     5,300     @,@@     Sega Corp.                                      132,392
                                                                    -----------
                                                                        411,855
                                                                    -----------
                        Total Common Stock (Cost $50,669,276)        53,511,599
                                                                    -----------

Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------

CORPORATE BONDS: 3.13%
                       AEROSPACE/DEFENSE: 0.16%
$  40,000              Raytheon Co., 6.150%, due 11/01/08           $    40,162
    80,000             United Technologies Corp., 7.125%,
                         due 11/15/10                                    86,195
                                                                    -----------
                                                                        126,357
                                                                    -----------
                       AUTO MANUFACTURERS: 0.05%
    40,000             DaimlerChrysler NA Holding Corp., 6.400%,
                         due 05/15/06                                    41,494
                                                                    -----------
                                                                         41,494
                                                                    -----------
                       BANKS: 0.21%
    35,000             Bank of America Corp., 7.400%, due 01/15/11       38,299
    20,000             Bank One Corp., 6.500%, due 02/01/06              21,164
    55,000             Mellon Bank NA, 7.625%, due 09/15/07              61,335
    40,000             Wachovia Bank NA, 7.875%, due 02/15/10            44,556
                                                                    -----------
                                                                        165,354
                                                                    -----------
                       BEVERAGES: 0.14%
     7,000       #     Coors Brewing Co., 6.375%, due 05/15/12            7,131
    95,000       #     Pepsi Bottling Holdings, Inc., 5.375%,
                         due 02/17/04                                    97,775
                                                                    -----------
                                                                        104,906
                                                                    -----------
                       COMPUTERS: 0.34%
   245,000             Electronic Data Systems Corp., 6.850%,
                         due 10/15/04                                   258,850
                                                                    -----------
                                                                        258,850
                                                                    -----------
                       COSMETICS/PERSONAL CARE: 0.03%
    22,000             Colgate-Palmolive
                       Co., 5.980%, due
                       04/25/12                                          22,214
                                                                    -----------
                                                                         22,214
                                                                    -----------
                       DIVERSIFIED FINANCIAL SERVICE: 1.31%
    60,000             American Express Credit Corp., 4.250%,
                         due 02/07/05                                    60,271
    34,000             Associates Corp. of North America, 6.950%,
                         due 11/01/18                                    34,737
   165,000             Boeing Capital Corp. 7.100%, due 09/27/05        176,560
    60,000             Citigroup, Inc., 7.250%, due 10/01/10             65,109
    38,000             Ford Motor Credit Co., 7.375%, due 10/28/09       39,288
    35,000             Ford Motor Credit Co., 7.500%, due 03/15/05       36,734
    34,000             Ford Motor Credit Co., 7.875%, due 06/15/10       36,020
   130,000             General Electric Capital Corp., 5.000%,
                         due 02/15/07                                   129,815
    24,000             General Motors Acceptance Corp., 7.625%,
                         due 06/15/04                                    25,398
    37,000             General Motors Acceptance Corp., 7.750%,
                         due 01/19/10                                    39,860
     8,000             General Motors Acceptance Corp., 8.000%,
                         due 11/01/31                                     8,566
    30,000             Goldman Sachs Group, Inc., 6.600%, due
                         01/15/12                                        30,546
   145,000             Household Finance Corp., 5.875%, due
                         09/25/04                                       146,992
    20,000             Household Finance Corp., 7.875%, due
                         03/01/07                                        21,508
    16,000             Textron Financial Corp., 7.125%, due
                         12/09/04                                        16,781
   145,000             Wells Fargo Financial, Inc., 5.375%, due
                         09/30/03                                       149,074
                                                                    -----------
                                                                      1,017,259
                                                                    -----------
                       ELECTRIC: 0.05%
    21,000             Duke Energy Corp., 7.375%, due 03/01/10           22,572
    10,000       #     Oncor Electric Delivery Co., 6.375%, due
                         05/01/12                                        10,163
     6,000       #     Oncor Electric Delivery Co., 7.000%, due
                         05/01/32                                         6,046
                                                                    -----------
                                                                         38,781
                                                                    -----------
                       FOOD: 0.20%
    24,000             Conagra Foods, Inc., 7.500%, due 09/15/05         25,842
    30,000             General Mills, Inc., 5.125%, due 02/15/07         29,895
    25,000             General Mills, Inc., 6.000%, due 02/15/12         24,799
    33,000             Kellogg Co., 7.450%, due 04/01/31                 36,143
    35,000             Kraft Foods, Inc., 6.500%, due 11/01/31           34,377
                                                                    -----------
                                                                        151,056
                                                                    -----------
                       INSURANCE: 0.08%
    55,000             Allstate Corp., 7.875%, due 05/01/05              60,303
                                                                    -----------
                                                                         60,303
                                                                    -----------
                       MINING: 0.06%
    40,000             Alcoa, Inc., 7.375%, due 08/01/10                 43,881
                                                                    -----------
                                                                         43,881
                                                                    -----------
                       OIL & GAS: 0.10%
    40,000             Conoco Funding Co., 5.450%, due 10/15/06          40,748
    38,000             Conoco, Inc., 5.900%, due 04/15/04                39,391
                                                                    -----------
                                                                         80,139
                                                                    -----------
                       PHARMACEUTICALS: 0.11%
    84,000             Abbott Laboratories, 5.625%, due 07/01/06         86,601
                                                                    -----------
                                                                         86,601
                                                                    -----------
                       PIPELINES: 0.13%
    80,000             Duke Energy Field Services LLC, 7.875%, due
                         08/16/10                                        84,589
    17,000             Tennessee Gas Pipeline Co., 7.000%, due
                         10/15/28                                        14,855
                                                                    -----------
                                                                         99,444
                                                                    -----------
                       REGIONAL(STATE/PROVINCE): 0.09%
    37,000      @@     Province of Ontario, 6.000%, due 02/21/06         39,057
    30,000      @@     Province of Quebec, 7.500%, due 09/15/29          34,036
                                                                    -----------
                                                                         73,093
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------

                     RETAIL: 0.07%
$  15,000            May Department Stores Co., 6.900%, due
                       01/15/32                                      $   14,769
   38,000            Target Corp., 5.875%, due 03/01/12                  37,636
                                                                     ----------
                                                                         52,405
                                                                     ----------
                     Total Corporate Bonds (Cost $2,306,853)          2,422,137
                                                                     ----------
U.S. TREASURY OBLIGATIONS: 7.45%
                     U.S. TREASURY BONDS: 2.21%
  385,000      +     U.S. Treasury Bond, 5.250%, due 02/15/29           358,020
  120,000            U.S. Treasury Bond, 5.375%, due 02/15/31           115,913
  932,000            U.S. Treasury Bond, 6.125%, due 08/15/29           978,199
   92,000            U.S. Treasury Bond, 6.250%, due 05/15/30            98,472
  125,000      +     U.S. Treasury Bond, 8.125%, due 05/15/21           159,165
                                                                     ----------
                                                                      1,709,769
                                                                     ----------
                     U.S. TREASURY NOTES: 5.24%
   35,000      +     U.S. Treasury Note, 3.000%, due 02/29/04            34,995
   32,000            U.S. Treasury Note, 3.375%, due 04/30/04            32,131
1,055,000      +     U.S. Treasury Note, 3.500%, due 11/15/06         1,023,886
  276,000      +     U.S. Treasury Note, 4.625%, due 05/15/06           281,606
  185,000      +     U.S. Treasury Note, 4.750%, due 01/31/03           188,339
   23,000      +     U.S. Treasury Note, 4.750%, due 02/15/04            23,682
  487,000      +     U.S. Treasury Note, 4.875%, due 02/15/12           480,761
  157,000      +     U.S. Treasury Note, 5.000%, due 08/15/11           156,693
  490,000      +     U.S. Treasury Note, 5.375%, due 06/30/03           505,561
  325,000      +     U.S. Treasury Note, 5.625%, due 05/15/08           342,545
  221,000      +     U.S. Treasury Note, 5.875%, due 11/15/04           233,466
  467,000      +     U.S. Treasury Note, 6.000%, due 08/15/09           500,511
  136,000      +     U.S. Treasury Note, 6.500%, due 02/15/10           149,967
   95,000      +     U.S. Treasury Note, 6.500%, due 08/15/05           102,767
                                                                     ----------
                                                                      4,056,910
                                                                     ----------
                     Total U.S. Treasury Obligations
                       (Cost $5,586,072)                              5,766,679
                                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.98%
                     FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.18%
  130,256            7.500%, due 12/01/11                               138,258
                                                                     ----------
                                                                        138,258
                                                                     ----------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.67%
  192,288            6.000%, due 01/01/29                               191,995
  248,058            6.000%, due 06/01/28                               247,680
  313,978            6.500%, due 02/01/28                               320,323
  300,000      A     6.500%, due 06/01/29 MDR                           304,500
  331,813            6.500%, due 11/01/13                               344,779
1,640,000      A     7.000%, due 07/15/30 MDR                         1,692,788
   76,422            7.500%, due 07/01/11                                81,096
  395,453            8.500%, due 09/01/26                               428,734
                                                                     ----------
                                                                      3,611,895
                                                                     ----------
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.13%
  360,000      A     6.500%, due 07/15/31 MDR                           365,625
  197,135            7.000%, due 01/15/28                               204,517
  620,000      A     7.000%, due 03/01/26 MDR                           641,507
  300,000      A     7.500%, due 06/18/27 MDR                           314,906
  117,470            8.000%, due 07/15/24                               126,349
                                                                     ----------
                                                                      1,652,904
                                                                     ----------
                     Total U.S. Government Agency Obligations
                       (Cost $5,303,051)                              5,403,057
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.73%
                     CREDIT CARD ABS: 0.73%
  145,000            Chemical Master Credit Card Trust 1, 7.090%,
                       due 02/15/09                                     157,861
  400,000            MBNA Master Credit Card Trust USA, 6.400%,
                       due 01/18/05                                     403,597
                                                                     ----------
                                                                        561,458
                                                                     ----------
                     Total Collateralized Mortgage Obligations
                       (Cost $551,220)                                  561,458
                                                                     ----------
                     Total Long-Term Investments
                       (Cost $64,416,472)                            67,664,930
                                                                     ----------

                 See Accompanying Notes to Financial Statements

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ING
Crossroads
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 13.75%
$ 3,500,000    Dakota Certificate, 1.850%, due 06/06/02             $ 3,499,460
  1,800,000    Duke Capital Corp., 1.960%, due 06/04/02               1,799,902
  2,145,000    FHLMC Discount Note, 1.800%, due 06/03/02              2,145,000
  3,200,000    Koch Industries, Inc., 1.800%, due 06/03/02            3,200,000
                                                                    -----------
                                                                     10,644,362
                                                                    -----------
               Total Short-Term Investments
                 (Cost $10,644,362)                                  10,644,362
                                                                    -----------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $75,060,834)*                      101.20%   $78,309,292
               OTHER ASSETS AND LIABILITIES-NET            -1.20%      (930,753)
                                                          ------    -----------
               NET ASSETS                                 100.00%   $77,378,539
                                                          ======    ===========

@ Non-income producing security @@ Foreign Issuer MDR Mortgage Dollar Roll ADR American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors.
+ All or a portion of security is segregated for purchases of delayed delivery or when-issued securities.
A When-issued or delayed delivery security. The cost of these securities is $3,300,479.
* Cost for federal income tax purposes is $75,655,863. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                       $  5,268,503
               Gross Unrealized Depreciation                         (2,615,074)
                                                                   ------------
               Net Unrealized Appreciation                         $  2,653,429
                                                                   ============

Information concerning open futures contracts at May 31, 2002 is shown below:

LONG CONTRACTS         CONTRACTS     MARKET VALUE      DATE      GAIN/(LOSS)
--------------         ---------     ------------      ----      -----------

DAX Index Futures         2            $224,684       Jun-02     $ (24,217)

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
                  PORTFOLIO OF INVESTMENTS as of May 31, 2002
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCK: 52.16%
                        AEROSPACE/DEFENSE: 0.87%
      1,125       @     Alliant Techsystems, Inc.                 $     122,378
      1,700       @     L-3 Communications Holdings, Inc.               107,270
        620             Lockheed Martin Corp.                            38,471
      1,500             United Technologies Corp.                       103,305
                                                                  -------------
                                                                        371,424
                                                                  -------------
                        AIRLINES: 0.23%
      4,000      @@     Cathay Pacific Airways Ltd.                       6,385
      9,225       @     Mesa Air Group, Inc.                             92,250
                                                                  -------------
                                                                         98,635
                                                                  -------------
                        APPAREL: 0.26%
      1,080       @     Jones Apparel Group, Inc.                        43,049
      1,060       @     Reebok Intl. Ltd.                                27,751
        900             VF Corp.                                         38,250
                                                                  -------------
                                                                        109,050
                                                                  -------------
                        AUTO MANUFACTURERS: 0.60%
      6,560             Ford Motor Co.                                  115,784
        760             General Motors Corp.                             47,234
        500      @@     Honda Motor Co. Ltd.                             21,354
      4,000      @@     Nissan Motor Co. Ltd.                            28,396
        960             Paccar, Inc.                                     42,470
                                                                  -------------
                                                                        255,238
                                                                  -------------
                        AUTO PARTS & EQUIPMENT: 1.08%
      2,875       @     American Axle & Manufacturing
                          Holdings, Inc.                                 86,825
      1,180             Cooper Tire & Rubber Co.                         26,951
      5,225       @     Dura Automotive Systems, Inc.                   115,995
      2,175       @     Lear Corp.                                      100,528
      6,950       @     Tower Automotive, Inc.                           89,308
        700             TRW, Inc.                                        38,430
                                                                  -------------
                                                                        458,037
                                                                  -------------
                        BANKS: 1.73%
      2,200      @@     Banco Santander Central Hispano SA               20,327
      3,580             Bank of America Corp.                           271,400
      1,560             Bank One Corp.                                   63,383
        400      @@     BNP Paribas                                      22,515
        700      @@     Dexia                                            11,124
      2,440             KeyCorp                                          66,612
        540             National City Corp.                              17,971
      3,000      @@     Sumitomo Mitsui Banking Corp.                    16,801
        250     @,@@    UBS AG                                           13,076
        960             Union Planters Corp.                             48,163
      1,780             Wachovia Corp.                                   68,299
      2,200             Wells Fargo & Co.                               115,280
                                                                  -------------
                                                                        734,951
                                                                  -------------
                        BEVERAGES: 1.09%
      1,240             Anheuser-Busch Cos., Inc.                        63,996
      3,480             Coca-Cola Co.                                   193,349
        440             Coors (Adolph)                                   29,366
      1,560             Pepsi Bottling Group, Inc.                       51,511
      2,460             PepsiCo, Inc.                                   127,871
                                                                  -------------
                                                                        466,093
                                                                  -------------
                        CHEMICALS: 0.52%
      1,060             Dow Chemical Co.                                 35,340
      1,200             Du Pont (E.I.) de Nemours & Co.                  55,200
        400      @@     Nitto Denko Corp.                                12,087
      1,000             Praxair, Inc.                                    56,000
      1,520             Sherwin-Williams Co.                             48,032
        400      @@     Shin-Etsu Chemical Co. Ltd.                      16,116
                                                                  -------------
                                                                        222,775
                                                                  -------------
                        COMMERCIAL SERVICES: 0.63%
      4,300      @@     Autostrade Concessioni e Costruzioni
                          Autostrade S.p.A.                              34,950
      2,000      @@     Dai Nippon Printing Co. Ltd.                     27,736
        960             Deluxe Corp.                                     43,430
        980             Equifax, Inc.                                    27,077
      1,100             Moody's Corp.                                    52,976
      1,000       @     Rent-A-Center, Inc.                              56,750
        800      @@     Vivendi Universal SA                             25,112
                                                                  -------------
                                                                        268,031
                                                                  -------------
                        COMPUTERS: 1.86%
      2,050       @     Affiliated Computer Services, Inc.              114,062
      1,200       @     Catapult Communications Corp.                    22,500
      6,325       @     Concurrent Computer Corp.                        40,164
      6,900       @     Dell Computer Corp.                             185,265
      4,780             Hewlett-Packard Co.                              91,250
      2,480             International Business Machines Corp.           199,516
        700     @,@@    Logitech Intl. SA                                33,888
      2,050       @     Synopsys, Inc.                                  103,402
                                                                  -------------
                                                                        790,047
                                                                  -------------
                        COSMETICS/PERSONAL CARE: 0.93%
      3,420             Gillette Co.                                    121,649
      3,040             Procter & Gamble Co.                            272,232
                                                                  -------------
                                                                        393,881
                                                                  -------------
                        DISTRIBUTION/WHOLESALE: 0.79%
      1,340             Genuine Parts Co.                                48,977
      2,200             Hughes Supply, Inc.                              87,450
      2,000      @@     Mitsubishi Corp.                                 15,278
      1,325       @     Scansource, Inc.                                 87,543
      2,400       @     Tech Data Corp.                                  96,648
                                                                  -------------
                                                                        335,896
                                                                  -------------
                        DIVERSIFIED FINANCIAL SERVICES: 2.73%
      1,725       @     Affiliated Managers Group                       119,715
      1,940             American Express Co.                             82,469
        640             Bear Stearns Cos., Inc.                          38,432
      7,300             Citigroup, Inc.                                 315,214
        760             Countrywide Credit Industries, Inc.              37,476
      2,520             Fannie Mae                                      201,625
      2,120             Freddie Mac                                     138,966
      1,740             Household Intl., Inc.                            89,001
      2,780             JP Morgan Chase & Co.                            99,941
      2,700      @@     Man Group PLC                                    39,902
                                                                  -------------
                                                                      1,162,741
                                                                  -------------
                        ELECTRIC: 1.04%
        360             Dominion Resources, Inc.                         23,321
      1,120             DTE Energy Co.                                   52,416
      1,200             Duke Energy Corp.                                38,412
      4,050       @     Edison Intl.                                     75,573
      1,000             Entergy Corp.                                    43,980
      2,820       @     Mirant Corp.                                     26,790
      2,600       @     PG&E Corp.                                       55,900
      2,480             Reliant Energy, Inc.                             42,185
      3,180             Southern Co.                                     85,860
                                                                  -------------
                                                                        444,437
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        ELECTRICAL COMPONENTS & EQUIPMENT: 0.13%
      1,975       @     Energizer Holdings, Inc.                  $      53,226
         50             Molex, Inc.                                       1,887
                                                                  -------------
                                                                         55,113
                                                                  -------------
                        ELECTRONICS: 0.45%
      1,500       @     Fisher Scientific Intl.                          46,125
        600     @,@@    Flextronics International Ltd.                    7,938
      2,140       @     Jabil Circuit, Inc.                              49,134
        980             Parker Hannifin Corp.                            48,020
      5,200       @     Solectron Corp.                                  42,016
                                                                  -------------
                                                                        193,233
                                                                  -------------
                        ENGINEERING & CONSTRUCTION: 0.10%
        300      @@     Altran Technologies SA                           14,770
        760             Fluor Corp.                                      28,576
                                                                  -------------
                                                                         43,346
                                                                  -------------
                        ENTERTAINMENT: 0.56%
      6,850       @     Alliance Gaming Corp.                            89,598
      3,025       @     Argosy Gaming Co.                               104,060
      1,650       @     GTECH Holdings Corp.                             46,448
                                                                  -------------
                                                                        240,106
                                                                  -------------
                        FOOD: 0.92%
      4,080             Archer-Daniels-Midland Co.                       59,364
      2,900             Conagra Foods, Inc.                              71,369
      5,125      @@     Fresh Del Monte Produce                         124,435
      2,040             Kellogg Co.                                      74,868
        880             Supervalu, Inc.                                  26,558
      2,375             Tyson Foods, Inc.                                35,055
                                                                  -------------
                                                                        391,649
                                                                  -------------
                        FOREST PRODUCTS & PAPER: 0.37%
        380             Boise Cascade Corp.                              13,520
      1,500             Georgia-Pacific Corp.                            40,035
        680             International Paper Co.                          29,308
        100             Louisiana-Pacific Corp.                           1,055
      1,900             Plum Creek Timber Co., Inc.                      57,703
        400      @@     Svenska Cellulosa AB                             13,924
                                                                  -------------
                                                                        155,545
                                                                  -------------
                        GAS: 0.16%
      3,850             Northwestern Corp.                               67,875
                                                                  -------------
                                                                         67,875
                                                                  -------------
                        HEALTHCARE-PRODUCTS: 2.60%
      2,575       @     Apogent Technologies, Inc.                       64,040
      1,640             Becton Dickinson & Co.                           61,664
      1,975             Cooper Cos., Inc.                                98,770
        700             CR Bard, Inc.                                    38,570
      3,650       @     Edwards Lifesciences Corp.                       86,943
      1,680       @     Guidant Corp.                                    67,200
      6,280             Johnson & Johnson                               385,278
      3,094       @     Merit Medical Systems, Inc.                      53,774
      3,375       @     Respironics, Inc.                               117,383
      1,565       @     St. Jude Medical, Inc.                          132,086
                                                                  -------------
                                                                      1,105,708
                                                                  -------------
                        HEALTHCARE-SERVICES: 0.96%
        209       @     Five Star Quality Care, Inc.                      1,476
      3,575       @     Health Net, Inc.                                103,496
      9,510       @     Humana, Inc.                                    144,742
      1,200             UnitedHealth Group, Inc.                        108,960
        700       @     Wellpoint Health Networks                        51,912
                                                                  -------------
                                                                        410,586
                                                                  -------------
                        HOLDING COMPANIES-DIVERSIFIED: 0.03%
      5,200      @@     Keppel Corp. Ltd.                                11,815
                                                                  -------------
                                                                         11,815
                                                                  -------------
                        HOME BUILDERS: 1.07%
      1,975             Centex Corp.                                    106,156
      4,325             DR Horton, Inc.                                 106,049
      2,475             KB Home                                         127,537
      2,150             Lennar Corp.                                    117,648
                                                                  -------------
                                                                        457,390
                                                                  -------------
                        HOME FURNISHINGS: 0.20%
      1,000      @@     Electrolux AB                                    18,278
      1,300             Leggett & Platt, Inc.                            34,216
        300      @@     Sony Corp.                                       17,405
        600     @,@@    Thomson Multimedia SA                            16,850
                                                                  -------------
                                                                         86,749
                                                                  -------------
                        HOUSEHOLD PRODUCTS/WARES: 0.24%
      1,320             Clorox Co.                                       60,456
        760             Fortune Brands, Inc.                             40,774
                                                                  -------------
                                                                        101,230
                                                                  -------------
                        INSURANCE: 1.49%
        100      @@     Allianz AG                                       22,496
      3,660             American Intl. Group                            245,110
      3,795             Fidelity National Financial, Inc.               116,165
      4,550             First American Corp.                            101,010
      1,750             Old Republic Intl. Corp.                         58,100
        960             Progressive Corp.                                56,842
      1,080             Safeco Corp.                                     34,549
                                                                  -------------
                                                                        634,272
                                                                  -------------
                        INTERNET: 0.17%
      3,700       @     Overture Services, Inc.                          71,595
                                                                  -------------
                                                                         71,595
                                                                  -------------
                        LEISURE TIME: 0.50%
      4,575       @     Bally Total Fitness Holding Corp.                94,474
      2,925       @     Nautilus Group, Inc.                            106,909
      1,600      @@     P&O Princess Cruises PLC                         10,465
                                                                  -------------
                                                                        211,848
                                                                  -------------
                        LODGING: 0.12%
      4,600       @     La Quinta Corp.                                  34,546
        500             Starwood Hotels & Resorts
                          Worldwide, Inc.                                17,695
                                                                  -------------
                                                                         52,241
                                                                  -------------
                        MACHINERY-DIVERSIFIED: 0.15%
      1,360             Deere & Co.                                      63,920
                                                                  -------------
                                                                         63,920
                                                                  -------------
                        MEDIA: 0.13%
      3,700      @@     Eniro AB                                         32,294
        300     @,@@    Grupo Televisa SA ADR                            12,585
        600     @,@@    Modern Times Group AB                            10,720
                                                                  -------------
                                                                         55,599
                                                                  -------------
                        METAL FABRICATE/HARDWARE: 0.55%
      2,875             Precision Castparts Corp.                       100,941
      3,650             Quanex Corp.                                    131,765
                                                                  -------------
                                                                        232,706
                                                                  -------------
                        MINING: 0.19%
      1,224             Alcoa, Inc.                                      42,816
      1,000             Phelps Dodge Corp.                               39,010
                                                                  -------------
                                                                         81,826
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        MISCELLANEOUS MANUFACTURING: 1.88%
      1,180             3M Co.                                    $     148,007
        900             Cooper Industries Ltd.                           39,033
     14,100             General Electric Co.                            439,074
      2,500       @     Griffon Corp.                                    43,250
      1,725             Harsco Corp.                                     68,793
      2,800      @@     Tyco Intl. Ltd.                                  61,460
                                                                  -------------
                                                                        799,617
                                                                  -------------
                        OFFICE/BUSINESS EQUIPMENT: 0.29%
      1,000      @@     Canon, Inc.                                      38,517
      9,125             IKON Office Solutions, Inc.                      85,319
                                                                  -------------
                                                                        123,836
                                                                  -------------
                        OIL & GAS: 2.12%
      1,400             Apache Corp.                                     77,952
      2,180             ChevronTexaco Corp.                             190,205
      2,000      @@     ENI-Ente Nazionale Idrocarburi SpA               30,456
      4,475             Frontier Oil Corp.                               71,824
      7,000     @,@@    Kvaerner ASA                                      7,863
      2,880             Marathon Oil Corp.                               78,970
      3,080             Occidental Petroleum Corp.                       91,969
      4,340      @@     Royal Dutch Petroleum Co. ADR                   238,700
        200      @@     TotalFinaElf SA                                  31,185
      2,100             Valero Energy Corp.                              82,950
                                                                  -------------
                                                                        902,074
                                                                  -------------
                        OIL & GAS SERVICES: 0.11%
      1,175             Tidewater, Inc.                                  47,881
                                                                  -------------
                                                                         47,881
                                                                  -------------
                        PACKAGING & CONTAINERS: 0.74%
        720             Ball Corp.                                       29,938
      6,950       @     Owens-Illinois, Inc.                            121,625
      7,045       @     Pactiv Corp.                                    163,233
                                                                  -------------
                                                                        314,796
                                                                  -------------
                        PHARMACEUTICALS: 2.99%
      2,420             Abbott Laboratories                             114,950
        200      @@     Altana AG                                        10,800
      1,875             AmerisourceBergen Corp.                         144,544
        500      @@     Aventis SA                                       34,800
        400     @,@@    Biovail Corp.                                    12,948
      1,500     @,@@    Celltech Group PLC                               15,111
        900      @@     Eisai Co. Ltd.                                   24,367
      1,620             Eli Lilly & Co.                                 104,814
      2,125       @     Express Scripts, Inc.                           112,306
        800      @@     Galen Holdings PLC                                6,058
        350      @@     Gehe AG                                          15,221
      1,800       @     King Pharmaceuticals, Inc.                       48,690
      1,575       @     Medicis Pharmaceutical                           73,001
      3,420             Merck & Co., Inc.                               195,282
      8,780             Pfizer, Inc.                                    303,788
        100      @@     Sanofi-Synthelabo SA                              6,068
        312     @,@@    Shire Pharmaceuticals PLC ADR                     8,546
        600      @@     Teva Pharmaceutical Industries ADR               40,218
                                                                  -------------
                                                                      1,271,512
                                                                  -------------
                        PIPELINES: 0.11%
      1,325             Equitable Resources, Inc.                        47,727
                                                                  -------------
                                                                         47,727
                                                                  -------------
                        REAL ESTATE: 0.04%
        800      @@     Brookfield Properties Co.                        16,536
                                                                  -------------
                                                                         16,536
                                                                  -------------
                        REITS: 4.96%
        500             Alexandria Real Estate Equities, Inc.            23,250
      1,200             AMB Property Corp.                               34,980
        800             Annaly Mortgage Management, Inc.                 15,680
      1,500             Apartment Investment & Management Co.            69,870
      2,485             Archstone-Smith Trust                            67,120
      1,000             Associated Estates Realty                         9,700
        468             AvalonBay Communities, Inc.                      22,164
        800             Bedford Property Investors                       21,328
      1,500             Boston Properties, Inc.                          61,500
        900             Brandywine Realty Trust                          21,915
        600             BRE Properties                                   19,290
        400             Capital Automotive REIT                           9,580
      1,100             CarrAmerica Realty Corp.                         34,650
      1,100             CBL & Associates Properties, Inc.                41,580
        800             Chelsea Property Group, Inc.                     24,080
        600             Colonial Properties Trust                        21,426
      1,500             Corporate Office Properties Trust SBI MD         20,970
      1,100             Crown American Realty Trust                       9,911
      1,300             Developers Diversified Realty Corp.              30,160
      1,200             Equity Inns, Inc.                                 8,880
      6,493             Equity Office Properties Trust                  195,699
      1,800             Equity One, Inc.                                 24,642
      4,404             Equity Residential                              127,452
        200             Essex Property Trust, Inc.                       10,250
      1,100             FelCor Lodging Trust, Inc.                       20,625
      1,200             General Growth Properties, Inc.                  58,356
        800             Glenborough Realty Trust, Inc.                   18,000
        700             Health Care Property Investors, Inc.             29,239
        300             Healthcare Realty Trust, Inc.                     9,030
        900       @     Heritage Property Investment Trust               23,265
        300             Home Properties of NY, Inc.                      10,614
      1,200             Hospitality Properties Trust                     42,396
      4,500             Host Marriott Corp.                              51,660
      2,300             HRPT Properties Trust                            20,286

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
      1,000             IRT Property Co.                                 12,000
      1,100             iStar Financial, Inc.                            33,550
      1,300             Keystone Property Trust                          19,370
      1,100             Kimco Realty Corp.                               35,090
        700             Kramont Realty Trust                             10,395
        900             LaSalle Hotel Properties                         12,870
        900             Liberty Property Trust                           31,050
      1,400             LTC Properties, Inc.                             11,536
        700             Mack-Cali Realty Corp.                           24,381
      1,000             Meristar Hospitality Corp.                       16,000
        700             National Health Investors, Inc.                  10,920
        700             National Health Realty, Inc.                     12,845
      1,100             New Plan Excel Realty Trust                      21,626
        700             Pan Pacific Retail Properties, Inc.              22,176
        400             Parkway Properties, Inc.                         15,144
        400             Pennsylvania Real Estate Investment Trust        10,360
        700             Prentiss Properties Trust                        22,435
      3,000             Prologis Trust                                   71,850
        500             PS Business Parks, Inc.                          17,500
      2,200             Public Storage, Inc.                             80,828
      1,200             Reckson Associates Realty Corp.                  30,180
      1,700             Rouse Co.                                        56,695
      1,400             Senior Housing Properties Trust                  19,866
      3,600             Simon Property Group, Inc.                      122,652
      1,200             SL Green Realty Corp.                            42,960
        500             Sun Communities, Inc.                            20,540
      2,500             United Dominion Realty Trust, Inc.               39,625
      1,200             Ventas, Inc.                                     15,780
      1,100             Vornado Realty Trust                             48,895
        300             Weingarten Realty Investors                      10,920
                                                                  -------------
                                                                      2,109,587
                                                                  -------------
                        RETAIL: 4.77%
      2,025       @     Autozone, Inc.                                  165,746
      1,500       @     Best Buy Co., Inc.                               69,300
      3,025             CBRL Group, Inc.                                100,581
      1,680             Circuit City Stores, Inc.                        38,489
      2,805             Darden Restaurants, Inc.                         70,490
      1,180             Dillard's, Inc.                                  35,435
        600      @@     Fast Retailing Co. Ltd.                          16,197
      1,250       @     Group 1 Automotive, Inc.                         53,437
      5,660             Home Depot, Inc.                                235,965
      3,250       @     Jack in the Box, Inc.                           104,942
      2,020             JC Penney Co., Inc.                              49,409
      1,020             Lowe's Cos., Inc.                                48,103
      3,320             Ltd Brands                                       69,687
      1,740             McDonald's Corp.                                 52,096
      8,640       @     Office Depot, Inc.                              157,939
      1,300             RadioShack Corp.                                 44,512
      2,825       @     Sonic Automotive, Inc.                           93,507
      2,780       @     Staples, Inc.                                    58,602
        400       @     Steak N Shake Co.                                 5,980
      1,200             Target Corp.                                     49,740
      3,950       @     United Auto Group, Inc.                         104,043
      6,460             Wal-Mart Stores, Inc.                           349,486
        860       @     Yum! Brands, Inc.                                54,954
                                                                  -------------
                                                                      2,028,640
                                                                  -------------
                        SAVINGS & LOANS: 1.63%
      2,925             Astoria Financial Corp.                         102,053
      2,850             BankAtlantic BanCorp, Inc.                       31,778
      3,925       @     FirstFed Financial Corp.                        115,788
      4,350             Flagstar BanCorp, Inc.                          123,323
        960             Golden West Financial Corp.                      67,162
      8,300             Sovereign BanCorp, Inc.                         128,484
      3,230             Washington Mutual, Inc.                         125,550
                                                                  -------------
                                                                        694,138
                                                                  -------------
                        SEMICONDUCTORS: 1.90%
      2,700       @     Altera Corp.                                     48,681
      2,080       @     Applied Materials, Inc.                          46,134
      5,225       @     ESS Technology                                   83,182
      9,380             Intel Corp.                                     259,076
      1,500             Linear Technology Corp.                          55,875
      2,212       @     Microchip Technology, Inc.                       66,139
      1,060       @     Novellus Systems, Inc.                           45,029
        740       @     QLogic Corp.                                     33,833
      1,500     @,@@    Taiwan Semiconductor Manufacturing
                          Co. Ltd. ADR                                   24,870
      5,100             Texas Instruments, Inc.                         146,217
                                                                  -------------
                                                                        809,036
                                                                  -------------
                        SOFTWARE: 2.52%
        800             Automatic Data Processing                        41,536
        300     @,@@    Business Objects SA ADR                           8,559
      2,500       @     Certegy, Inc.                                   107,500
        540             First Data Corp.                                 42,768
      5,275             Inter-Tel, Inc.                                  99,698
      3,400       @     JDA Software Group, Inc.                         90,032
      7,540       @     Microsoft Corp.                                 383,861
      7,840       @     Oracle Corp.                                     61,936
      2,020       @     Peoplesoft, Inc.                                 41,430
      3,400             Reynolds & Reynolds Co.                         103,530
      3,600       @     Take-Two Interactive Software                    92,412
                                                                  -------------
                                                                      1,073,262
                                                                  -------------
                        TELECOMMUNICATIONS: 2.32%
      5,240             Alltel Corp.                                    269,808
      1,900      @@     America Movil SA de CV ADR                       33,231
        800       @     Andrew Corp.                                     13,784
      2,100       @     Black Box Corp.                                 106,386
      3,400     @,@@    BT Group PLC                                     13,942
      1,900             CenturyTel, Inc.                                 58,900
     16,660       @     Cisco Systems, Inc.                             262,895
      1,850       @     Commonwealth Telephone Enterprises, Inc.         79,125
      2,920             Motorola, Inc.                                   46,691
      1,200      @@     Nokia OYJ ADR                                    16,656
         10      @@     NTT DoCoMo, Inc.                                 27,075
      6,800     @,@@    Royal KPN NV                                     29,859
      1,900     @,@@    Sonera OYJ                                        7,082
    130,300     @,@@    Telewest Communications PLC                       9,533
      8,542      @@     Vodafone Group PLC                               12,905
                                                                  -------------
                                                                        987,872
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
                        TOYS/GAMES/HOBBIES: 0.33%
        850       @     Action Performance Cos., Inc.             $      31,068
      2,120             Hasbro, Inc.                                     32,436
      2,540             Mattel, Inc.                                     53,950
      1,000     @,@@    Sega Corp.                                       24,980
                                                                  -------------
                                                                        142,434
                                                                  -------------
                        Total Common Stock
                          (Cost $ 21,017,036)                        22,204,536
                                                                  -------------
 Principal
  Amount                                                              Value
--------------------------------------------------------------------------------

CORPORATE BONDS: 5.56%
                        AEROSPACE/DEFENSE: 0.27%
$    50,000             Raytheon Co., 6.150%, due 11/01/08        $      50,202
     60,000             United Technologies Corp., 7.125%,
                          due 11/15/10                                   64,646
                                                                  -------------
                                                                        114,848
                                                                  -------------
                        AUTO MANUFACTURERS: 0.10%
     40,000             DaimlerChrysler NA Holding Corp.,
                          6.400%, due 05/15/06                           41,494
                                                                  -------------
                                                                         41,494
                                                                  -------------
                        BANKS: 0.35%
     40,000             Bank of America Corp., 7.400%,
                          due 01/15/11                                   43,771
     20,000             Bank One Corp., 6.500%, due 02/01/06             21,164
     40,000             Mellon Bank NA, 7.625%, due 09/15/07             44,607
     35,000             Wachovia Bank NA, 7.875%, due 02/15/10           38,987
                                                                  -------------
                                                                        148,529
                                                                  -------------
                        BEVERAGES: 0.24%
      8,000       #     Coors Brewing Co., 6.375%, due 05/15/12           8,150
     90,000       #     Pepsi Bottling Holdings, Inc., 5.375%,
                          due 02/17/04                                   92,629
                                                                  -------------
                                                                        100,779
                                                                  -------------
                        COMPUTERS: 0.47%
    190,000             Electronic Data Systems Corp., 6.850%,
                          due 10/15/04                                  200,741
                                                                  -------------
                                                                        200,741
                                                                  -------------
                        COSMETICS/PERSONAL CARE: 0.06%
     25,000             Colgate-Palmolive Co., 5.980%,
                          due 04/25/12                                   25,243
                                                                  -------------
                                                                         25,243
                                                                  -------------
                        DIVERSIFIED FINANCIAL SERVICES: 2.41%
     50,000             American Express Credit Corp., 4.250%,
                          due 02/07/05                                   50,226
     65,000             Associates Corp. of North America,
                          6.950%, due 11/01/18                           66,408
    130,000             Boeing Capital Corp., 7.100%,
                          due 09/27/05                                  139,108
     70,000             Citigroup, Inc., 7.250%, due 10/01/10            75,961
     39,000             Ford Motor Credit Co., 7.500%,
                          due 03/15/05                                   40,932
     44,000             Ford Motor Credit Co., 7.375%,
                          due 10/28/09                                   45,491
     38,000             Ford Motor Credit Co., 7.875%,
                          due 06/15/10                                   40,258
    120,000             General Electric Capital Corp.,
                          5.000%, due 02/15/07                          119,830
     27,000             General Motors Acceptance Corp.,
                          7.625%, due 06/15/04                           28,573
     40,000             General Motors Acceptance Corp.,
                          7.750%, due 01/19/10                           43,092
      9,000             General Motors Acceptance Corp.,
                          8.000%, due 11/01/31                            9,637
     30,000             Goldman Sachs Group, Inc., 6.600%,
                          due 01/15/12                                   30,546
    150,000             Household Finance Corp., 5.875%,
                          due 09/25/04                                  152,060
     15,000             Household Finance Corp., 7.875%,
                          due 03/01/07                                   16,131
     17,000             Textron Financial Corp., 7.125%,
                          due 12/09/04                                   17,830
    150,000             Wells Fargo Financial, Inc., 5.375%,
                          due 09/30/03                                  154,214
                                                                  -------------
                                                                      1,030,297
                                                                  -------------
                        ELECTRIC: 0.10%
     23,000             Duke Energy Corp., 7.375%, due 03/01/10          24,722
     11,000       #     Oncor Electric Delivery Co., 6.375%,
                          due 05/01/12                                   11,179
      7,000       #     Oncor Electric Delivery Co., 7.000%,
                          due 05/01/32                                    7,054
                                                                  -------------
                                                                         42,955
                                                                  -------------
                        FOOD: 0.38%
     27,000             Conagra Foods, Inc., 7.500%,
                          due 09/15/05                                   29,072
     33,000             General Mills, Inc., 5.125%,
                          due 02/15/07                                   32,884
     25,000             General Mills, Inc., 6.000%,
                          due 02/15/12                                   24,799
     36,000             Kellogg Co., 7.450%, due 04/01/31                39,429
     40,000             Kraft Foods, Inc., 6.500%, due 11/01/31          39,287
                                                                  -------------
                                                                        165,471
                                                                  -------------
                        INSURANCE: 0.12%
     45,000             Allstate Corp., 7.875%, due 05/01/05             49,339
                                                                  -------------
                                                                         49,339
                                                                  -------------
                        MINING: 0.08%
     30,000             Alcoa, Inc., 7.375%, due 08/01/10                32,911
                                                                  -------------
                                                                         32,911
                                                                  -------------
                        OIL & GAS: 0.22%
     50,000             Conoco Funding Co., 5.450%, due 10/15/06         50,934
     40,000             Conoco, Inc., 5.900%, due 04/15/04               41,464
                                                                  -------------
                                                                         92,398
                                                                  -------------
                        PHARMACEUTICALS: 0.22%
     92,000             Abbott Laboratories, 5.625%,
                          due 07/01/06                                   94,849
                                                                  -------------
                                                                         94,849
                                                                  -------------
                        PIPELINES: 0.19%
     60,000             Duke Energy Field Services LLC, 7.875%,
                          due 08/16/10                                   63,441
     19,000             Tennessee Gas Pipeline Co., 7.000%,
                          due 10/15/28                                   16,603
                                                                  -------------
                                                                         80,044
                                                                  -------------
                        REGIONAL(STATE/PROVINCE): 0.21%
     41,000      @@     Province of Ontario, 6.000%,
                          due 02/21/06                                   43,279
     40,000      @@     Province of Quebec, 7.500%, due 09/15/29         45,381
                                                                  -------------
                                                                         88,660
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
             PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
                        RETAIL: 0.14%
$    17,000             May Department Stores Co., 6.900%,
                          due 01/15/32                            $      16,738
     42,000             Target Corp., 5.875%, due 03/01/12               41,598
                                                                  -------------
                                                                         58,336
                                                                  -------------
                        Total Corporate Bonds
                          (Cost $2,259,344)                           2,366,894
                                                                  -------------
U.S TREASURY OBLIGATIONS: 16.88%
                        U.S. TREASURY BONDS: 4.65%
     75,000             U.S. Treasury Bond, 5.250%, due 02/15/29         69,744
     47,000             U.S. Treasury Bond, 5.375%, due 02/15/31         45,399
  1,292,000             U.S. Treasury Bond, 6.125%, due 08/15/29      1,356,044
     60,000             U.S. Treasury Bond, 6.250%, due 05/15/30         64,221
    350,000             U.S. Treasury Bond, 8.125%, due 05/15/21        445,662
                                                                  -------------
                                                                      1,981,070
                                                                  -------------
                        U.S. TREASURY NOTES: 12.23%
     35,000       +     U.S. Treasury Note, 3.000%, due 02/29/04         34,905
     13,000             U.S. Treasury Note, 3.375%, due 04/30/04         13,053
    682,000       +     U.S. Treasury Note, 3.500%, due 11/15/06        661,886
    910,000       +     U.S. Treasury Note, 4.250%, due 05/31/03        927,489
    175,000       +     U.S. Treasury Note, 4.625%, due 05/15/06        178,555
    361,000             U.S. Treasury Note, 4.875%, due 02/15/12        356,375
    132,000             U.S. Treasury Note, 5.000%, due 02/15/11        132,139
     76,000       +     U.S. Treasury Note, 5.000%, due 08/15/11         75,852
    190,000             U.S. Treasury Note, 5.250%, due 08/15/03        196,153
    165,000       +     U.S. Treasury Note, 5.500%, due 03/31/03        169,492
    200,000             U.S. Treasury Note, 5.625%, due 05/15/08        210,797
     95,000             U.S. Treasury Note, 5.750%, due 08/15/10        100,147
    648,000       +     U.S. Treasury Note, 5.875%, due 11/15/04        684,551
    600,000       +     U.S. Treasury Note, 6.000%, due 08/15/04        634,078
    665,000             U.S. Treasury Note, 6.000%, due 08/15/09        712,719
    107,000       +     U.S. Treasury Note, 6.500%, due 08/15/05        115,748
                                                                  -------------
                                                                      5,203,939
                                                                  -------------
                        Total U.S. Treasury Obligations
                          (Cost $6,964,753)                           7,185,099
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.53%
                        FEDERAL HOME LOAN MORTGAGE
                          CORPORATION: 2.35%
    870,000       A     7.000% due 07/15/30 MDR                         898,004
     97,435             7.500%, due 12/01/11                            103,421
                                                                  -------------
                                                                      1,001,425
                                                                  -------------
                        FEDERAL NATIONAL MORTGAGE
                          ASSOCIATION: 6.86%
    186,044             6.000%, due 06/01/28                            185,760
    144,234             6.000%, due 12/01/28                            144,013
    490,000       A     6.000%, due 06/01/29 MDR                        485,713
    284,411             6.500%, due 11/01/13                            295,524
    204,207             6.500%, due 02/01/28                            208,334
    250,348             6.500%, due 08/01/28                            255,407
    500,000       A     6.500%, due 06/01/29 MDR                        507,500
    100,000       A     7.000%, due 07/15/30 MDR                        103,250
     57,578             7.500%, due 07/01/11                             61,100
    325,356             7.500%, due 11/01/30                            340,420
    309,041             8.500%, due 09/01/26                            335,049
                                                                  -------------
                                                                      2,922,070
                                                                  -------------
                        GOVERNMENT NATIONAL MORTGAGE
                          ASSOCIATION: 4.32%
    121,452             6.500%, due 02/15/26                            124,270
    154,718             6.500%, due 02/15/29                            157,781
    510,000       A     7.000%, due 03/01/26 MDR                        527,691
    204,182             7.000%, due 04/15/27                            212,077
    274,058             7.000%, due 02/15/28                            284,321
    200,000       A     7.500%, due 06/18/27 MDR                        209,938
    251,421             7.500%, due 12/15/23                            267,193
     48,946             8.000%, due 07/15/24                             52,645
                                                                  -------------
                                                                      1,835,916
                                                                  -------------
                        Total U.S. Government Agency Obligations
                          (Cost $5,638,319)                           5,759,411
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Legacy
Fund
            PORTFOLIO OF INVESTMENTS as of May 31, 2002 (Continued)
--------------------------------------------------------------------------------
 Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.08%
                        CREDIT CARD ABS: 1.08%
$   145,000       @     Chemical Master Credit Card Trust 1,
                          7.090%, due 02/15/09                    $     157,861
    300,000       @     MBNA Master Credit Card Trust USA,
                          6.400%, due 01/18/05                          302,698
                                                                  -------------
                                                                        460,559
                                                                  -------------
                        Total Collateralized Mortgage
                          Obligations (Cost $451,262)                   460,559
                                                                  -------------
                        Total Long-Term Investments
                          (Cost $36,330,714)                         37,976,499
                                                                  -------------
SHORT-TERM INVESTMENTS: 15.25%
  1,800,000             Dakota Certificate, 1.850%, due 06/06/02      1,799,722
  1,000,000             Duke Capital Corp., 1.960%, due 06/04/02        999,946
  1,992,000             FHLMC Discount Note, 1.800%, due 06/03/02     1,992,000
  1,700,000             Koch Industries, Inc., 1.800%,
                          due 06/03/02                                1,700,000
                                                                  -------------
                                                                       6,491,668
                                                                  -------------
                        Total Short-Term Investments
                          (Cost $6,491,668)                           6,491,668
                                                                  -------------
                        TOTAL INVESTMENTS IN SECURITIES
                          (COST $ 42,822,382)*           104.46%  $  44,468,167
                        OTHER ASSETS AND LIABILITIES-NET  -4.46%     (1,897,468)
                                                         ------   -------------
                        NET ASSETS                       100.00%  $  42,570,699
                                                         ======   =============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
MDR  Mortgage Dollar Roll
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors.
+ All or a portion of security is segregated for purchases of delayed delivery or when-issued securities.
A When-issued or delayed delivery security. The cost of these securities is $2,261,467.
* Cost for federal income tax purposes is $43,079,582. Net unrealized appreciation consists of:

                        Gross Unrealized Appreciation             $   2,396,634
                        Gross Unrealized Depreciation                (1,008,050)
                                                                  -------------
                        Net Unrealized Appreciation               $   1,388,584
                                                                  =============

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

On February 20, 2002, a special meeting of shareholders of the Funds was held. At the meeting, shareholders of each Fund voted to approve a new Investment Advisory Agreement, a new Subadvisory Agreement and an Amended and Restated Articles of Incorporation. Following is a brief description and the results of each vote:

                                                          SHARES VOTED
                                               SHARES      AGAINST OR     SHARES         BROKER         TOTAL
                                             VOTED FOR      WITHHELD     ABSTAINED      NON-VOTE        VOTED
                                             ---------      --------     ---------      --------        -----
1. APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Shareholders of each Fund voted to approve a new Investment  Advisory Agreement  (Agreement)  between each Fund and ING Investments,
LLC (ING Investments) which became effective March 1, 2002. Under the Agreement,  ING Investments is responsible for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities. ING Investments is also responsible for payment of all costs of its personnel, its overhead and its employees who also serve as Directors and Officers of the Funds, and that each Fund is responsible for payment of all other of its costs. There is no change in the advisory fees paid by the Funds.

ING Index Plus Large Cap                     17,696,307      125,589      326,898             --      18,148,794
ING Index Plus Mid Cap                        1,472,861       17,088       25,997             --       1,515,946
ING Index Plus Small Cap                        725,633        1,061        3,582             --         730,276
ING Ascent                                    3,281,085      107,637      132,864             --       3,521,586
ING Crossroads                                5,038,430       19,593      268,869             --       5,326,892
ING Legacy                                    2,644,133       20,673      159,742             --       2,824,548

2. APPROVAL OF NEW SUBADVISORY AGREEMENT

Shareholders of each Fund voted to approve a new Subadvisory  Agreement  between ING Investments and Aeltus  Investment  Management,
Inc. (Aeltus),  which became effective March 1, 2002. The Subadvisory  Agreement states that Aeltus will, subject to the supervision of the Board of Directors (Board) and ING Investments, provide a continuous investment program of evaluation, investment, sales, and reinvestment of each Fund's assets.

ING Index Plus Large Cap                     17,631,423      189,102      328,269             --      18,148,794
ING Index Plus Mid Cap                        1,467,225       19,056       29,665             --       1,515,946
ING Index Plus Small Cap                        725,460        1,234        3,582             --         730,276
ING Ascent                                    3,279,397      112,354      129,835             --       3,521,586
ING Crossroads                                5,044,810       20,081      262,001             --       5,326,892
ING Legacy                                    2,657,085       21,087      146,376             --       2,824,548

5. APPROVAL OF AMENDED AND RESTATED ARTICLES OF INCORPORATION

Shareholders of each Fund voted to approve an Amended and Restated Articles of Incorporation  (Revised Charter). The Revised Charter
was intended to add flexibility,  clarify existing provisions, and promote consistency among the charters for the various registered investment  companies  currently advised by Aeltus.  The Revised Charter also confirms Board powers implicit in the previous charter and provides the Board with the authority to adopt qualifications in the Fund's By-Laws that would be applicable to and binding upon the current and future Directors.  Furthermore, the Revised Charter permits the Directors, subject to applicable law, to liquidate a series or class without shareholder approval.

ING Index Plus Large Cap                     14,696,290      190,385      321,990      2,940,129      18,148,794
ING Index Plus Mid Cap                          999,875       45,969       49,032        421,070       1,515,946
ING Index Plus Small Cap                        623,947       11,588        3,582         91,159         730,276
ING Ascent                                    3,165,134      112,161      129,461        114,830       3,521,586
ING Crossroads                                5,028,053       16,403      264,714         17,722       5,326,892
ING Legacy                                    2,642,884       25,211      147,191          9,262       2,824,548

                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the year ended May 31, 2002 were as follows:

         FUND NAME                         TYPE             PER SHARE AMOUNT
         ---------                         ----             ----------------

ING Index Plus Large Cap Fund
   Class A                                  NII                 $0.0915
   Class I                                  NII                 $0.1278
   Class O                                  NII                 $0.1239
ING Index Plus Mid Cap Fund
   Class A                                  NII                 $0.0278
   Class I                                  NII                 $0.0503
   Class O                                  NII                 $0.0469
ING Ascent Fund
   Class A                                  NII                 $0.1289
   Class B                                  NII                 $0.0545
   Class C                                  NII                 $0.0445
   Class I                                  NII                 $0.1546
ING Crossroads Fund
   Class A                                  NII                 $0.2085
   Class B                                  NII                 $0.1241
   Class C                                  NII                 $0.1340
   Class I                                  NII                 $0.2339
ING Legacy Fund
   Class A                                  NII                 $0.3737
   Class B                                  NII                 $0.2812
   Class C                                  NII                 $0.2875
   Class I                                  NII                 $0.3972

----------------
NII - Net investment income

Of the ordinary distributions made during the fiscal period ended May 31, 2002, the following percentages qualify for the dividends received deduction available to corporate shareholders; 100.00%, 100.00%, 62.70%, 24.40% and 16.78% for ING
Index Plus Large Cap Fund, ING Index Plus Mid Cap Fund, ING Ascent Fund, ING Crossroads Fund and ING Legacy Fund, respectively.

The above figure may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commissions (book) purpose and Internal Revenue Service (tax) purposes.

Shareholder are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Funds. In January 2002, shareholders, excluding corporate shareholders, received an IRS 1099-DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2001.

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees of the Fund is set forth below:

                                                                                                  NUMBER OF
                                                                        PRINCIPAL               PORFOLIOS IN            OTHER
                                                  TERM OF OFFICE      OCCUPATION(S)             FUND COMPLEX        DIRECTORSHIPS
  NAME, ADDRESS                   POSITION(S)     AND LENGTH OF        DURING THE                OVERSEEN BY           HELD BY
    AND AGE                     HELD WITH FUND     TIME SERVED       PAST FIVE YEARS           DIRECTOR/TRUSTEE    DIRECTOR/TRUSTEE
    -------                     --------------     -----------       ---------------           ----------------    ----------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.           Director         Since 1998        Director, Business and           50                  --
3029 St. Johns Drive                                                 Economic Research
Murfreesboro, Tennessee                                              Center, 1999 to present,
Age: 60                                                              and Professor of
                                                                     Economics and Finance,
                                                                     Middle Tennessee State
                                                                     University, 1991 to
                                                                     present.

Maria T. Fighetti                 Director         Since 1994        Associate Commissioner           50                  --
325 Piermont Road                                                    for Contract
Closter, New Jersey                                                  Management, Health
Age: 58                                                              Services, New York City
                                                                     Department of Mental
                                                                     Health, Mental
                                                                     Retardation and Alcohol
                                                                     Services, 1996 to
                                                                     present.

David L. Grove                    Director         Since 1991        Private Investor;                50                  --
5 The Knoll                                                          Economic/Financial
Armonk, New York                                                     Consultant, December
Age: 83                                                              1985 to present.

Sidney Koch                       Director         Since 1994        Financial Adviser,               50                  --
455 East 86th Street                                                 self-employed, January
New York, New York                                                   1993 to present
Age: 66

Corine T. Norgaard                Director         Since 1991        Dean of the Barney               50                  --
556 Wormwood Hill                                                    School of Business,
Mansfield Center, Connecticut                                        University of Hartford
Age: 64                                                              (West Hartford, CT),
                                                                     August 1996 to present.

Richard G. Scheide                Director         Since 1993        Principal, LoBue                 50                  --
11 Lily Street                                                       Associates Inc., October
Nantucket, Massachusetts                                             1999 to present; Trust
Age: 72                                                              and Private Banking
                                                                     Consultant, David Ross
                                                                     Palmer Consultants, July
                                                                     1991 to present

--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                        PRINCIPAL               PORFOLIOS IN            OTHER
                                                  TERM OF OFFICE      OCCUPATION(S)             FUND COMPLEX        DIRECTORSHIPS
  NAME, ADDRESS                   POSITION(S)     AND LENGTH OF        DURING THE                OVERSEEN BY           HELD BY
    AND AGE                     HELD WITH FUND     TIME SERVED       PAST FIVE YEARS           DIRECTOR/TRUSTEE    DIRECTOR/TRUSTEE
    -------                     --------------     -----------       ---------------           ----------------    ----------------
INTERESTED DIRECTORS:

J. Scott Fox                      Director         Since 1997        Chief Executive Officer          50           Mr. Fox serves
10 State House Square                                                (July 2001 to present),                       as Director of
Hartford, Connecticut                                                President (April 2001 to                      the Board of IPC
Age: 47                                                              present), Director, Chief                     Financial
                                                                     Operating Officer (April                      Network, Inc.
                                                                     1994 to present), Chief                       (January 2001
                                                                     Financial Officer (April                      to present).
                                                                     1994 to July 2001),
                                                                     Managing Director (April
                                                                     1994 to April 2001),
                                                                     Aeltus Investment
                                                                     Management, Inc.;
                                                                     Executive Vice President
                                                                     (April 2001 to present),
                                                                     Director, Chief Operating
                                                                     Officer (February 1995 to
                                                                     present), Chief Financial
                                                                     Officer, Managing Director
                                                                     (February 1995 to April
                                                                     2001), Aeltus Capital, Inc.;
                                                                     Senior Vice President --
                                                                     Operations, Aetna Life
                                                                     Insurance and Annuity
                                                                     Company, March 1997 to
                                                                     December 1997.



John G. Turner                    Director         Since 2001        President, Turner                  156        Mr. Turner serves
7337 E. Doubletree Ranch Rd.                                         Investment Company                            as a member of
Scottsdale, AZ 85258                                                 (since January 2002). Mr.                     the Board of GCG
Age: 62                                                              Turner was formerly Vice                      Trust. Mr. Turner
                                                                     Chairman of ING                               also serves as a
                                                                     Americas (2000-2001);                         Director of the
                                                                     Chairman and Chief                            Hormel Foods
                                                                     Executive Officer of                          Corporation (May
                                                                     ReliaStar Financial Corp.                     2000 to present),
                                                                     and ReliaStar Life                            Shopko Stores,
                                                                     Insurance Company                             Inc. (August 1999
                                                                     (1993 to 2000); Chairman                      to present), and
                                                                     of ReliaStar United                           M.A. Mortenson
                                                                     Services Life Insurance                       Co. (March 2002
                                                                     Company (1995 to 1998);                       to present).
                                                                     Chairman of ReliaStar
                                                                     Life Insurance Company
                                                                     of New York (1995 to
                                                                     2001); Chairman of
                                                                     Northern Life Insurance
                                                                     Company (1992 to 2000);
                                                                     Chairman and Director/
                                                                     Trustee of the Northstar
                                                                     affiliated investment
                                                                     companies (1993 to 2001)
                                                                     and Director, Northstar
                                                                     Investment Management
                                                                     Corporation and its
                                                                     affiliates (1993 to 1999).


--------------------------------------------------------------------------------


                                                                                                        PRINCIPAL
                                                                 TERM OF OFFICE                        OCCUPATION(S)
  NAME, ADDRESS                           POSITION(S)             AND LENGTH OF                         DURING THE
    AND AGE                             HELD WITH FUND             TIME SERVED                        PAST FIVE YEARS
    -------                             --------------             -----------                        ---------------
OFFICERS:

James M. Hennessy                      President, Chief           March 2002 to             President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.           Executive Officer,         Present (for the          ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258                   and Chief                  ING Funds)                Services, LLC, ING Advisors, Inc., ING
Age: 52                                Operating Officer                                    Investments, LLC, Lexington Funds
                                                                                            Distributor, Inc., Express America T.C.
                                       President, Chief           February 2001             Inc. and EAMC Liquidation Corp. (since
                                       Executive Officer,         to March 2002             December 2001); Executive Vice President
                                       and Chief                  (for the Pilgrim          and Chief Operating Officer of ING
                                       Operating Officer          Funds)                    Quantitative Management, Inc. (since
                                                                                            October 2001) and ING Funds Distributor,
                                       Chief Operating            July 2000 to              Inc. (since June 2000). Formerly, Senior
                                       Officer                    February 2001             Executive Vice President (June 2000
                                                                  (for the Pilgrim          to December 2000) of ING Capital
                                                                  Funds)                    Corporation, LLC, ING Funds Services,
                                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                                            Inc., Express America T.C. Inc., and
                                                                                            EAMC Liquidation Corp.; and Executive
                                                                                            Vice President, ING Capital Corporation,
                                                                                            LLC and its affiliates (May 1998 to June
                                                                                            2000) and Senior Vice President, ING
                                                                                            Capital Corporation, LLC and its
                                                                                            affiliates (April 1995 to April 1998).

Stanley D. Vyner                       Executive Vice             March 2002 to             Executive Vice President of ING
7337 E. Doubletree Ranch Rd.           President                  Present (for the          Advisors, Inc. and ING Investments,
Scottsdale, AZ 85258                                              ING Funds)                LLC (since July 2000) and Chief
Age: 51                                                                                     Investment Officer of the
                                       Executive Vice             July 1996 to              International Portfolios, ING
                                       President                  March 2002                Investments, LLC (since July 1996).
                                                                  (for the                  Formerly, President and Chief
                                                                  international             Executive Officer of ING Investments,
                                                                  portfolios of             LLC (August 1996 to August 2000).
                                                                  the Pilgrim
                                                                  Funds)

Mary Lisanti                           Executive Vice             March 2002 to             Executive Vice President of ING
7337 E. Doubletree Ranch Rd.           President                  Present (for the          Investments, LLC and ING Advisors,
Scottsdale, AZ 85258                                              ING Funds)                Inc. (since November 1999) and of
Age: 45                                                                                     ING Quantitative Management, Inc.
                                       Executive Vice             May 1998 to               (since July 2000); Chief Investment
                                       President                  March 2002                Officer of the Domestic Equity
                                                                  (for the                  Portfolios, ING Investments, LLC (since
                                                                  domestic equity           1999). Formerly, Executive Vice
                                                                  portfolios of             President and Chief Investment
                                                                  the Pilgrim               Officer for the Domestic Equity
                                                                  Funds)                    Portfolios of Northstar Investment
                                                                                            Management Corporation, whose name
                                                                                            changed to Pilgrim Advisors, Inc. and
                                                                                            subsequently became part of ING
                                                                                            Investments, LLC (May 1998 to October
                                                                                            1999); Portfolio Manager with Strong
                                                                                            Capital Management (May 1996 to 1998); a
                                                                                            Managing Director and Head of Small- and
                                                                                            Mid- Capitalization Equity Strategies at
                                                                                            Bankers Trust Corp. (1993 to 1996).

--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                 TERM OF OFFICE                        OCCUPATION(S)
  NAME, ADDRESS                           POSITION(S)             AND LENGTH OF                         DURING THE
    AND AGE                             HELD WITH FUND             TIME SERVED                        PAST FIVE YEARS
    -------                             --------------             -----------                        ---------------
OFFICERS:

Michael J. Roland                      Executive Vice             March 2002 to             Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.           President,                 Present (for the          Financial Officer and Treasurer of ING
Scottsdale, AZ 85258                   Assistant Secretary        ING Funds)                Funds Services, LLC, ING Funds
Age: 44                                and Principal                                        Distributor, Inc., ING Advisors, Inc.,
                                       Financial Offier                                     ING Investments, LLC, ING Quantitative
                                                                                            Management, Inc., Lexington Funds
                                       Senior Vice                June 1998 to              Distributor, Inc., Express America T.C.
                                       President and              March 2002                Inc. and EAMC Liquidation Corp. (since
                                       Principal Financial        (for the Pilgrim          December 2001). Formerly, Senior Vice
                                       Officer                    Funds)                    President, ING Funds Services, LLC, ING
                                                                                            Investments, LLC, and ING Funds
                                                                                            Distributor, Inc. (June 1998 to December
                                                                                            2001) and Chief Financial Officer of
                                                                                            Endeavor Group (April 1997 to June
                                                                                            1998).

Ralph G. Norton III                    Senior Vice                March 2002 to             Senior Vice President of ING
7337 E. Doubletree Ranch Rd.           President                  Present (for the          Investment Advisors, Inc. and ING
Scottsdale, AZ 85258                                              ING Funds)                Investments, LLC (since October 2001)
Age: 42                                                                                     and Chief Investment Officer of the
                                       Senior Vice                August 2001 to            Fixed Income Portfolios, ING
                                       President                  March 2002                Investments, LLC (since October 2001).
                                                                  (for the fixed            Formerly, Senior Market Strategist,
                                                                  income                    Aeltus Investment Management, Inc.
                                                                  portfolios of             (January 2001 to August 2001)
                                                                  the Pilgrim               and Chief Investment Officer,
                                                                  Funds)                    ING Investments, LLC (1990 to
                                                                                            January 2001).

Robert S. Naka                         Senior Vice                March 2002 to             Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.           President and              Present (for the          Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258                   Assistant                  ING Funds)                ING Funds Distributor, Inc., ING
Age: 38                                                                                     Advisors, Inc., ING Investments, LLC,
                                       Senior Vice                November 1999             ING Quantitative Management, Inc. (since
                                       President and              to March 2002             October 2001) and Lexington Funds
                                       Assistant Secretary        (for the Pilgrim          Distributor, Inc. (since December 2001).
                                                                  Funds)                    Formerly, Vice President, ING
                                                                                            Investments, LLC (April 1997 to October
                                       Assistant Secretary        July 1994 to              1999), ING Funds Services, LLC (February
                                                                  November 1999             1997 to August 1999) and Assistant Vice
                                                                  (for the Pilgrim          President, ING Funds Services, LLC
                                                                  Funds)                    (August 1995 to February 1997).

Robyn L. Ichilov                       Vice President and         March 2002 to             Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.           Treasurer                  Present (for the          LLC (since October 2001) and ING
Scottsdale, AZ 85258                                              ING Funds)                Investments, LLC (since August 1997);
Age: 34                                                                                     Accounting Manager, ING
                                       Vice President and         May 1998 to               Investments, LLC (since November
                                       Treasurer                  March 2002                1995).
                                                                  (for the Pilgrim
                                                                  Funds)

                                       Vice President             November 1997
                                                                  to May 1998
                                                                  (for the Pilgrim
                                                                  Funds)

Kimberly A. Anderson                   Vice President and         March 2002 to             Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.           Secretary                  Present (for the          Management, Inc. (since October
Scottsdale, AZ 85258                                              ING Funds)                2001); Vice President and Assistant
Age: 37                                                                                     Secretary of ING Funds Services, LLC,
                                                                  February 2001             ING Funds Distributor, Inc., ING
                                                                  to March 2002             Advisors, Inc., ING Investments, LLC
                                                                  (for the Pilgrim          (since October 2001) and Lexington
                                                                  Funds)                    Funds Distributor, Inc. (since
                                                                                            December 2001). Formerly, Assistant Vice
                                                                                            President of ING Funds Services, LLC
                                                                                            (November 1999 to January 2001) and has
                                                                                            held various other positions with ING
                                                                                            Funds Services, LLC for more than the
                                                                                            last five years.

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                         DOMESTIC EQUITY VALUE FUNDS
  ING Asia-Pacific Equity Fund                 ING Financial Services Fund
  ING Emerging Countries Fund                  ING Large Company Value Fund
  ING European Equity Fund                     ING MagnaCap Fund
  ING International Fund                       ING Tax Efficient Equity Fund
  ING International Growth Fund                ING Value Opportunity Fund
  ING International SmallCap Growth Fund       ING SmallCap Value Fund
  ING International Value Fund                 ING MidCap Value Fund
  ING Precious Metals Fund
  ING Russia Fund                            DOMESTIC EQUITY AND INCOME FUNDS
                                               ING Equity and Income Fund
INTERNATIONAL GLOBAL EQUITY                    ING Convertible Fund
  ING Global Technology Fund                   ING Balanced Fund
  ING Global Real Estate Fund                  ING Growth and Income Fund
  ING Worldwide Growth Fund
                                             FIXED INCOME FUNDS
DOMESTIC EQUITY FUNDS                          ING Bond Fund
  ING Growth Fund                              ING Classic Money Market Fund*
  ING Growth + Value Fund                      ING Government Fund
  ING Growth Opportunities Fund                ING GNMA Income Fund
  ING LargeCap Growth Fund                     ING High Yield Opportunity Fund
  ING MidCap Opportunities Fund                ING High Yield Bond Fund
  ING Small Company Fund                       ING Intermediate Bond Fund
  ING SmallCap Opportunities Fund              ING Lexington Money Market Trust*
  ING Technology Fund                          ING National Tax Exempt Bond Fund
  ING Biotechnology Fund                       ING Money Market Fund*
                                               ING Aeltus Money Market Fund*
DOMESTIC EQUITY INDEX FUNDS                    ING Strategic Income Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund                 GENERATION FUNDS
  ING Index Plus SmallCap Fund                 ING Ascent Fund
  ING Research Enhanced Index Fund             ING Crossroads Fund
                                               ING Legacy Fund

                                             LOAN PARTICIPATION FUNDS
                                               ING Prime Rate Trust
                                               ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
801 Pennsylvania Avenue Kansas
City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]                                              AFIP&GENAR053102-071202
 ING FUNDS